            As filed with the Securities and Exchange Commission on May 28, 1999
                                             Registration Nos. 2-92665; 811-4088

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

             Excelsior Funds, Inc.: Post-Effective Amendment No. 33

                                       and

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                     Excelsior Funds, Inc.: Amendment No. 35

               (Exact Name of Registrant as Specified in Charter)

                                73 Tremont Street
                        Boston, Massachusetts 02108-3913
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 446-1012

                             W. Bruce McConnel, III
                           Drinker Biddle & Reath LLP
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this post-effective amendment will become effective (check appropriate box)

/ / Immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/X/ on August 1, 1999 pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           --------------------------

Title of Securities Being Registered................Shares of Common Stock

                              EXCELSIOR FUNDS, INC.

                               BLENDED EQUITY FUND
                          VALUE AND RESTRUCTURING FUND
                                 SMALL CAP FUND
                              LARGE CAP GROWTH FUND
                        ENERGY AND NATURAL RESOURCES FUND
                                REAL ESTATE FUND

                          EXCELSIOR INSTITUTIONAL TRUST

                                VALUE EQUITY FUND
                               OPTIMUM GROWTH FUND

                                   PROSPECTUS

                                 AUGUST 1, 1999

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
            ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. and Excelsior Institutional Trust are mutual fund families that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Blended Equity, Value and Restructuring, Small Cap, Large Cap Growth, Energy and Natural Resources, and Real Estate Funds of Excelsior Funds, Inc. and the Value Equity and Optimum Growth Funds of Excelsior Institutional Trust (each, a Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. The Value Equity and Optimum Growth Funds offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                    PAGE
     BLENDED EQUITY FUND                                            XXX
     VALUE AND RESTRUCTURING FUND                                   XXX
     SMALL CAP FUND                                                 XXX
     LARGE CAP GROWTH FUND                                          XXX
     ENERGY AND NATURAL RESOURCES FUND                              XXX
     REAL ESTATE FUND                                               XXX
     VALUE EQUITY FUND                                              XXX
     OPTIMUM GROWTH FUND                                            XXX
     MORE INFORMATION ABOUT RISK                                    XXX
     EACH FUND'S OTHER INVESTMENTS                                  XXX
     EACH FUND'S INVESTMENT OBJECTIVE                               XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS                  XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES                 XXX
     DISTRIBUTION OF FUND SHARES                                    XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                             XXX
     FINANCIAL HIGHLIGHTS                                           XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
     EXCELSIOR FUNDS, INC. AND EXCELSIOR INSTITUTIONAL TRUST        Back Cover

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

THE ADVISER'S EQUITY INVESTMENT STRATEGY

The Adviser manages each Fund's investments with a view toward long-term success. The Adviser's strategy generally does not change with short-term variations in financial markets.

The Adviser begins with a belief that all worthwhile investments are grounded in value and that it is possible to identify fundamental values that, eventually, should be reflected in the market prices of Fund investments. The Adviser seeks to identify these fundamental values through its constant assessment of the security's value to its market price. The Adviser frequently selects Fund investments using the following criteria:

     OPPORTUNITY: Industries and companies may be positioned to provide solutions to or benefit from complex problems. Examples of these would be the aging of the U.S. population or the need to enhance industrial productivity.

     TRANSACTION VALUE: Companies may have real underlying asset values greater than their market prices. Differences between a company's real asset value and the price of its shares often are corrected over time through restructuring or other business combinations.

     EARLY LIFE CYCLE: Companies may have products that are in the earlier stages of development or that seek to exploit new markets. Over time, the value of such companies may come to be recognized in the market.

BLENDED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation

INVESTMENT FOCUS                Common stocks of U.S. companies

SHARE PRICE VOLATILITY          High

PRINCIPAL INVESTMENT STRATEGY   Invests in common stocks that the Adviser
                                believes are undervalued in the market

INVESTOR PROFILE                Investors seeking growth of capital, and who are
                                willing to accept the risks of investing in equity securities

INVESTMENT STRATEGY OF THE BLENDED EQUITY FUND

The Blended Equity Fund invests primarily in large capitalization common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to identify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large capitalization U.S. companies designed to complement the Fund's core holdings and reduce portfolio volatility. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

PRINCIPAL RISKS OF INVESTING IN THE BLENDED EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1989                         X.XX%
                                   1990                         X.XX%
                                   1991                         X.XX%
                                   1992                         X.XX%
                                   1993                         X.XX%
                                   1994                         X.XX%
                                   1995                         X.XX%
                                   1996                         X.XX%
                                   1997                         X.XX%
                                   1998                         X.XX%

                               BEST QUARTER                WORST QUARTER
                                   X.XX%                        X.XX%
                                 (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                      1 YEAR     5 YEARS    10 YEARS
----------------------------------------------------------------------
Blended Equity Fund                   X.XX%       X.XX%      X.XX%
[insert index name]                   X.XX%       X.XX%      X.XX%


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                           .XX%
  Other Operating Expenses                               .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       BLENDED EQUITY FUND                                                 ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

VALUE AND RESTRUCTURING FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation

INVESTMENT FOCUS                        Equity securities of U.S. issuers

SHARE PRICE VOLATILITY                  High

PRINCIPAL INVESTMENT STRATEGY           Investing in common stocks of companies
                                        which the Adviser believes are
                                        undervalued by the market and whose
                                        share price are expected to benefit from the value created through restructuring or industry consolidation

INVESTOR PROFILE                        Investors seeking long-term capital
                                        appreciation, and who are willing to
                                        bear the risks of investing in equity
                                        securities of issuers expected to
                                        experience a restructuring or business
                                        combination

INVESTMENT STRATEGY OF THE VALUE AND RESTRUCTURING FUND

The Value and Restructuring Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-off or reorganization, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

PRINCIPAL RISKS OF INVESTING IN THE VALUE AND RESTRUCTURING FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                          1993                        X.XX%
                          1994                        X.XX%
                          1995                        X.XX%
                          1996                        X.XX%
                          1997                        X.XX%
                          1998                        X.XX%

                      BEST QUARTER                WORST QUARTER
                         X.XX%                        X.XX%
                       (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO3.PERFORMANCE.TABLE.INDEX1.NAME].

                                           1 YEAR   5 YEARS   SINCE INCEPTION
-----------------------------------------------------------------------------
Value and Restructuring Fund               X.XX%     X.XX%         X.XX%*
[insert index name]                        X.XX%     X.XX%         X.XX%**

*   Since December 31, 1992
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                             .XX%
Other Expenses
  Administrative Servicing Fee                         .XX%
  Other Operating Expenses                             .XX%
Total Other Expenses                                                 .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       VALUE AND RESTRUCTURING FUND                                        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL                        Capital appreciation

INVESTMENT FOCUS                       Equity securities of small cap U.S.
                                       issuers

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Investing in equity securities of smaller
                                       companies that are expected to achieve
                                       substantial long-term earnings growth

INVESTOR PROFILE                       Investors seeking capital appreciation,
                                       and who are willing to tolerate the risks of investing in smaller companies

INVESTMENT STRATEGY OF THE SMALL CAP FUND

The Small Cap Fund invests primarily in equity securities of smaller U.S.-based companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up investment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also considers to a lesser degree larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                          1993                        X.XX%
                          1994                        X.XX%
                          1995                        X.XX%
                          1996                        X.XX%
                          1997                        X.XX%
                          1998                        X.XX%

                      BEST QUARTER                WORST QUARTER
                         X.XX%                        X.XX%
                       (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO4.PERFORMANCE.TABLE.INDEX1.NAME].

                               1 YEAR       5 YEARS      SINCE INCEPTION
--------------------------------------------------------------------------------
Small Cap Fund                 X.XX%        X.XX%        X.XX%*
[insert index name]            X.XX%        X.XX%        X.XX%**

*   Since December 31, 1992
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     SMALL CAP FUND                                                        ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term return

INVESTMENT FOCUS                    Common stocks of large U.S. companies

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Invests in common stocks of large companies
                                    that the Adviser believes have above-average growth prospects

INVESTOR PROFILE                    Investors seeking growth of capital, and who
                                    are willing to accept the risks of investing in equity securities of larger companies

INVESTMENT STRATEGY OF THE LARGE CAP GROWTH FUND

The Large Cap Growth Fund invests primarily in common stocks of large U.S. companies with market capitalizations over $5 billion that the Adviser believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in companies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or benefit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                         1998                         X.XX%

                      BEST QUARTER                WORST QUARTER
                         X.XX%                        X.XX%
                        (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO5.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Large Cap Growth Fund                         X.XX%         X.XX%*
[insert index name]                           X.XX%         X.XX%**

*   Since October 1, 1997
**  Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
Investment Advisory Fees                                             .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                 .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       LARGE CAP GROWTH FUND                                               ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

ENERGY AND NATURAL RESOURCES FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   Equity securities of U.S. and foreign energy
                                   and natural resources companies

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Investing in equity securities of U.S. and
                                   foreign issuers engaged in the energy and natural resources groups of industries

INVESTOR PROFILE                   Investors seeking long-term growth of
                                   capital, and who are willing to accept
                                   the risks of investing in a non-diversified portfolio of energy and natural resources companies

INVESTMENT STRATEGY OF THE ENERGY AND NATURAL RESOURCES FUND

The Energy and Natural Resources Fund invests primarily in equity securities of U.S. and foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish supplies and services to these companies. In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

PRINCIPAL RISKS OF INVESTING IN THE ENERGY AND NATURAL RESOURCES FUND

The Fund is subject to the risk that the securities of issuers in the same industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                         1993                        X.XX%
                         1994                        X.XX%
                         1995                        X.XX%
                         1996                        X.XX%
                         1997                        X.XX%
                         1998                        X.XX%

                     BEST QUARTER                WORST QUARTER
                         X.XX%                       X.XX%
                       (X/X/XX)                    (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                         1 YEAR     5 YEARS    SINCE INCEPTION
--------------------------------------------------------------------------------
Energy and Natural Resources Fund         X.XX%      X.XX%          X.XX%*
[insert index name]                       X.XX%      X.XX%          X.XX%**

*        Since December 31, 1992
**       Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        ENERGY AND NATURAL RESOURCES FUND                                  ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income and long-term capital
                                  appreciation

INVESTMENT FOCUS                  Equity securities of companies engaged in the
                                  real estate business

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Investing in equity securities of real estate
                                  investment trusts (REITs) and other issuers engaged in the real estate industry

INVESTOR PROFILE                  Investors seeking current income and long-term
                                  growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of real estate issuers

INVESTMENT STRATEGY OF THE REAL ESTATE FUND

The Real Estate Fund invests primarily in REITs and other publicly-traded equity securities of U.S. and, to a lesser extent, foreign companies engaged in the real estate industry. REITs pool investors' funds for investment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction companies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to identify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to underlying real estate values.

PRINCIPAL RISKS OF INVESTING IN THE REAL ESTATE FUND

The Fund is subject to the risk that the securities of issuers in the same industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally engaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                          1997                        X.XX%
                          1998                        X.XX%

                       BEST QUARTER                WORST QUARTER
                          X.XX%                       X.XX%
                        (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Real Estate Fund                             X.XX%     X.XX%*
[insert index name]                          X.XX%     X.XX%**

*  Since October 1, 1997
** Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        REAL ESTATE FUND                                                   ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Common stocks of U.S. companies

SHARE PRICE VOLATILITY               High

PRINCIPAL INVESTMENT STRATEGY        Investing in common stocks that the Adviser
                                     believes are undervalued by the market

INVESTOR PROFILE                     Investors seeking growth of capital, and
                                     who are willing to accept the risks of
                                     investing in equity securities

INVESTMENT STRATEGY OF THE VALUE EQUITY FUND

The Value Equity Fund invests primarily in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and the Fund may invest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental research with valuation constraints to identify companies trading at what the Adviser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that its undervalued equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                        1998                        X.XX%

                     BEST QUARTER                WORST QUARTER
                        X.XX%                       X.XX%
                      (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Value Equity Fund (Shares)                   X.XX%          X.XX%*
[insert index name]                          X.XX%          X.XX%**

*        Since January 15, 1997
**       Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                   SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Distribution (12b-1) Fees                                           .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

                       VALUE EQUITY FUND (SHARES)                          ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

OPTIMUM GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                         Superior, risk-adjusted total return

INVESTMENT FOCUS                        Common stocks of U.S. companies

SHARE PRICE VOLATILITY                  High

PRINCIPAL INVESTMENT STRATEGY           Invests in common stocks that the
                                        Adviser believes have strong growth
                                        prospects

INVESTOR PROFILE                        Investors seeking total return, and who
                                        are willing to accept the risks of
                                        investing in equity securities

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND

The Optimum Growth Fund invests primarily in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complement the issuers in the Fund's core portfolio.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that large capitalization U.S. stocks may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                          1997                        X.XX%
                          1998                        X.XX%

                       BEST QUARTER                WORST QUARTER
                          X.XX%                       X.XX%
                        (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR    SINCE INCEPTION
----------------------------------------------------------------------
Optimum Growth Fund (Shares)                 X.XX%          X.XX%*
[insert index name]                          X.XX%          X.XX%**

*    Since July 3, 1996
**   Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                  SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                            .XX%
Distribution (12b-1) Fees                                           .XX%
Other Expenses
  Administrative Servicing Fee                        .XX%
  Other Operating Expenses                            .XX%
Total Other Expenses                                                .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     OPTIMUM GROWTH FUND (SHARES)                                          ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER" AND "DISTRIBUTION OF FUND SHARES."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR           3 YEARS          5 YEARS          10 YEARS
    ------           -------          -------          --------
    $----            $----            $----            $----

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued             All Funds
equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed income        Real Estate Fund
securities representing an interest in a pool of underlying mortgage loans.  They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

FOREIGN SECURITY RISKS - Investments in securities of foreign companies         All Funds
or governments can be more volatile than investments in U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.  Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities.  Some foreign governments levy withholding taxes against dividend and interest income.  Although a portion of these taxes is


                                 Page 28 of 41

recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

CURRENCY RISK - Investments in foreign securities denominated in foreign        All Funds
currencies involve additional risks, including:

- A Fund may incur substantial costs in connection with conversions between various currencies.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

YEAR 2000 RISK - The Funds depend on the smooth functioning of computer         All Funds
systems in almost every aspect of their business.  Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  This is commonly known as the "Year 2000
Problem."  The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use.  Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels.  At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.  In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for         All Funds
the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold cash and/or invest up to 100% of its assets in short-term investments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

EACH FUND'S INVESTMENT OBJECTIVE

The Blended Equity Fund seeks long-term capital appreciation.

The Value and Restructuring Fund seeks long-term capital appreciation.

The Small Cap Fund seeks long-term capital appreciation.

The Large Cap Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

The Energy and Natural Resources Fund seeks to provide long-term capital appreciation.

The Real Estate Fund seeks current income and long-term capital appreciation. This objective may be changed without shareholder approval.

The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System.

U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

        BLENDED EQUITY FUND                                             ___%
        VALUE AND RESTRUCTURING FUND                                    ___%
        SMALL CAP FUND                                                  ___%
        LARGE CAP GROWTH FUND                                           ___%
        ENERGY AND NATURAL RESOURCES FUND                               ___%
        REAL ESTATE FUND                                                ___%
        VALUE EQUITY FUND                                               ___%
        OPTIMUM GROWTH FUND                                             ___%

PORTFOLIO MANAGERS

Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfolio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980. Mr. Weiss and Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund and Value Equity Fund portfolio manager since their inceptions. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring and the Value Equity Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Timothy Pettee and Margaret Doyle have served as the Small Cap Fund's portfolio co-managers since 1998. Mr. Pettee, a Managing Director and Director of Equity Research, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York. Ms. Doyle, a Vice President in U.S. Trust's equity research division, has been with U.S. Trust since 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J&W Seligman & Co. in New York. From 19___ to 1996, Ms. Doyle was an Equity Research Analyst with Solomon Brothers, Inc. in New York. Mr. Pettee and Ms. Doyle are primarily responsible for the day to day management of the Small Cap Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Large Cap Growth Fund and the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Large Cap Growth Fund and the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfolio manager since 1995. Mr. Hoover, Senior Vice President and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President in the Investment Research Division, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-   Mail
-   Telephone
-   Wire, or
-   Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." (or "Excelsior Institutional Trust" for Shares of the Value Equity or Optimum Growth Funds) and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund (except for the Value Equity or Optimum Growth Funds, where there is no minimum initial investment).

Your subsequent investments must be made in amounts of at least $50, except that there is no minimum subsequent investment for the Value Equity or Optimum Growth Funds.

A Fund may accept investments of smaller amounts at its discretion.


AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.


HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-    Mail
-    Telephone, or
-    Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280) or for the Value Equity or Optimum Growth Funds, call (800) 909-1989 (from overseas, call
(617) 557-1755).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc. (or Excelsior Institutional Trust)
         c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280) or for the Value Equity or Optimum Growth Funds, call (800) 909-1989 (from overseas, call (617) 557-1755). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.


AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DISTRIBUTION OF FUND SHARES

The Value Equity and Optimum Growth Funds have adopted a distribution plan that allows Shares of the Funds to pay distribution out of its own assets and not out of the assets of the Funds. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, as a percentage of average daily net assets, are as follows:

     Value Equity Fund              0.35%
     Optimum Growth Fund            0.35%

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

Each Fund may be able to pass along a tax credit for foreign income taxes they pay. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ___________________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

                              EXCELSIOR FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Institutional Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE: Excelsior Funds, Inc. call (800) 466-1012 (FROM OVERSEAS, CALL
(617) 557-8280) Excelsior Institutional Trust call (800) 909-1989 (FROM OVERSEAS, CALL (617) 577-1755)

BY MAIL:
Excelsior Funds, Inc. or Excelsior Institutional Trust
73 Tremont Street
Boston, Massachusetts  02108-3913

BY E-MAIL:  [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s and Excelsior Institutional Trust's Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

                              EXCELSIOR FUNDS, INC.


                                   PROSPECTUS
                                 AUGUST 1, 1999

                             INCOME AND GROWTH FUND

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
       ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE
           OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Income and Growth Fund (the Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to the Fund. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                             PAGE
  PRINCIPAL INVESTMENT STRATEGIES AND RISKS                   XXX
  PERFORMANCE INFORMATION AND EXPENSES                        XXX
  MORE INFORMATION ABOUT RISK                                 XXX
  THE FUND'S OTHER INVESTMENTS                                XXX
  THE FUND'S INVESTMENT OBJECTIVE                             XXX
  THE INVESTMENT ADVISER AND PORTFOLIO MANAGER                XXX
  PURCHASING, SELLING AND EXCHANGING FUND SHARES              XXX
  DIVIDENDS, DISTRIBUTIONS AND TAXES                          XXX
  FINANCIAL HIGHLIGHTS                                        XXX
  HOW TO OBTAIN MORE INFORMATION ABOUT
    EXCELSIOR FUNDS, INC.                                     Back Cover

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

THE ADVISER'S EQUITY INVESTMENT STRATEGY

The Adviser manages the Fund's investments with a view toward long-term success. The Adviser's strategy generally does not change with short-term variations in financial markets.

The Adviser begins with a belief that all worthwhile investments are grounded in value and that it is possible to identify fundamental values that, eventually, should be reflected in the market prices of Fund investments. The Adviser seeks to identify these fundamental values through its constant assessment of the security's value relative to its market price. The Adviser frequently selects Fund investments using the following criteria:

      OPPORTUNITY: Industries and companies may be positioned to provide solutions to or benefit from complex problems. Examples of these would be the aging of the U.S. population or the need to enhance industrial productivity.

      TRANSACTION VALUE: Companies may have real underlying asset values greater than their market prices. Differences between a company's real asset value and the price of its shares often are corrected over time through restructuring or other business combinations.

      EARLY LIFE CYCLE: Companies may have products that are in the earlier stages of development or that seek to exploit new markets. Over time, the value of such companies may come to be recognized in the market.

INCOME AND GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL            Current income, with a secondary goal of moderate
                           capital appreciation

INVESTMENT FOCUS           Income producing equity securities of U.S. issuers
                           and investment grade fixed income securities

SHARE PRICE VOLATILITY     Medium

PRINCIPAL INVESTMENT
STRATEGY Investing in dividend paying equity securities that have the potential for capital appreciation and investment grade fixed income securities

INVESTOR PROFILE           Investors seeking moderate current income and the
                           potential for capital appreciation, and who are unwilling to accept risks of investing only in equity securities

INVESTMENT STRATEGY OF THE INCOME AND GROWTH FUND

The Income and Growth Fund invests a substantial portion of its assets in income producing equity securities of established U.S. and, to a lesser extent, foreign companies that the Adviser believes also offer the opportunity for capital appreciation. The Fund also will invest a portion of its assets in investment grade fixed income securities. Investment grade securities are those rated at the time of investment in one of the four highest rating categories by a major rating agency, or determined by the Adviser to be of equivalent quality.

In selecting investments for the Fund, the Adviser first determines the Fund's separate equity and fixed income strategies. The Adviser then determines the mix of investments that, based on its economic analysis, will maximize the return available from the equity and fixed income portions of the Fund.

PRINCIPAL RISKS OF INVESTING IN THE INCOME AND GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that income producing equity securities and investment grade fixed income securities may underperform other segments of the fixed income/equity markets or the fixed income/equity markets as a whole.

The Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

            1989                          X.XX%
            1990                          X.XX%
            1991                          X.XX%
            1992                          X.XX%
            1993                          X.XX%
            1994                          X.XX%
            1995                          X.XX%
            1996                          X.XX%
            1997                          X.XX%
            1998                          X.XX%

        BEST QUARTER                WORST QUARTER
           X.XX%                        X.XX%
          (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                            1 YEAR        5 YEARS        10 YEARS
  -------------------------------------- -------------- ------------- ---------------
  Income and Growth Fund                     X.XX%         X.XX%          X.XX%
  [insert index name]                        X.XX%         X.XX%          X.XX%


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------- ----------------------------------------
Investment Advisory Fee                                                                .XX%
Other Expenses
    Administrative Servicing Fee                                     .XX%
    Other Operating Expenses                                         .XX%
Total Other Expenses                                                                   .XX%
-------------------------------------------------------------------- ----------------------------------------
Total Annual Fund Operating Expenses                                                  X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     INCOME AND GROWTH FUND                                          ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

            1 YEAR                        3 YEARS                      5 YEARS                     10 YEARS
            ------                        -------                      -------                     --------
            $----                           $----                        $----                       $----

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

         CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

         CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.

         EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of Fund's multiple holdings.

FOREIGN SECURITY RISKS - Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


CURRENCY RISK - Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The Fund may incur substantial costs in connection with conversions between various currencies.
- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.


YEAR 2000 RISK - The Fund depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Fund's other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Fund at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Fund as a result of the Year 2000 Problem. In addition, the Fund and its shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Fund does business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Fund and its shareholders.

THE FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may hold cash and/or invest up to 100% of its assets in short-term investments that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

THE FUND'S INVESTMENT OBJECTIVE

The Income and Growth Fund's primary investment objective is to seek to provide moderate current income and then, as a secondary objective, to achieve capital appreciation from its investments.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to the Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U. S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

        INCOME AND GROWTH FUND                              ___%

PORTFOLIO MANAGER

Richard L. Bayles has served as the Fund's  portfolio  manager  since 1990.  Mr.
Bayles, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1990. Mr. Bayles is primarily responsible for the day to day management of the Income and Growth Fund's portfolio. Research analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Fund.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-   Mail
-   Telephone
-   Wire, or
-   Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." and include the name of the Fund on the check. The Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

The Fund's distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Fund. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). The Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, the Fund generally values the securities in its investment portfolio at market prices. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in the Fund.

Your subsequent investments in the Fund must be made in amounts of at least $50.

The Fund may accept investments of smaller amounts at its discretion.


AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.


HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-   Mail
-   Telephone, or
-   Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc.
         c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting the Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.


AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Fund is permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Fund. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund distributes its income quarterly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

The Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it gives you the credit.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ___________________, independent public accountants. Their report, along with the Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

                              EXCELSIOR FUNDS, INC.

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about the Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 1, 1999 includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Fund.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  CALL (800) 446-1012 (FROM OVERSEAS, CALL (617) 557-8280.

BY MAIL:
Excelsior Funds, Inc.
73 Tremont Street
Boston, Massachusetts  02108-3913

BY E-MAIL:  [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Excelsior Funds, Inc., from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.

                              EXCELSIOR FUNDS, INC.

                              Institutional Shares
                                   PROSPECTUS
                                 AUGUST 1, 1999

                                   MONEY FUND
                              GOVERNMENT MONEY FUND

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

              THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS
              ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL
                                 YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Money Fund and Government Money Fund (each, a Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to the Funds. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                    PAGE
     MONEY FUND                                                     XXX
     GOVERNMENT MONEY FUND                                          XXX
     PRINCIPAL INVESTMENT STRATEGIES AND RISKS                      XXX
     PERFORMANCE INFORMATION AND EXPENSES                           XXX
     MORE INFORMATION ABOUT RISK                                    XXX
     EACH FUND'S OTHER INVESTMENTS                                  XXX
     EACH FUND'S INVESTMENT OBJECTIVE                               XXX
     THE INVESTMENT ADVISER                                         XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES                 XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                             XXX
     FINANCIAL HIGHLIGHTS                                           XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
     EXCELSIOR FUNDS, INC.                                          Back Cover

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has an investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

THE FUNDS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT THERE IS NO
                  GUARANTEE THAT A FUND WILL ACHIEVE THIS GOAL.

MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                  Current income consistent with preserving
                                 capital and maintaining liquidity

INVESTMENT FOCUS                 Money market instruments

SHARE PRICE VOLATILITY           Very low

PRINCIPAL INVESTMENT STRATEGY    Investing in a portfolio of high quality
                                 short-term debt securities designed to allow the Fund to maintain a stable net asset value per share

INVESTOR PROFILE                 Conservative investors seeking current income
                                 from their investment

INVESTMENT STRATEGY OF THE MONEY FUND

The Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper, corporate debt, obligations issued or guaranteed by the U.S. government, and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

PRINCIPAL RISKS OF INVESTING IN THE MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

Institutional Shares of the Fund have less than one calendar year's performance. For this reason, the performance information shown below is for the Fund's other class of shares (Shares) that is not offered in this prospectus. The Fund's Institutional Shares and Shares are invested in the same portfolio of securities. IN REVIEWING THIS PERFORMANCE INFORMATION, HOWEVER, YOU SHOULD BE AWARE THAT SHARES HAVE A _____% (ANNUALIZED) ____ FEE, WHILE INSTITUTIONAL SHARES DO NOT. IF THE EXPENSES OF THE INSTITUTIONAL SHARES WERE REFLECTED, PERFORMANCE WOULD BE HIGHER.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the past performance of Shares of the Fund does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.


                                   1989                          X.XX%
                                   1990                          X.XX%
                                   1991                          X.XX%
                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                                BEST QUARTER                 WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE SHOWS THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                      1 YEAR         5 YEARS        10 YEARS
----------------------------------------------------------------------------
Money Fund (Shares)                   X.XX%          X.XX%          X.XX%

Call 1-800-XXX-XXXX for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD INSTITUTIONAL SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             .XX%
Other Expenses
  Administrative Servicing Fee                     .XX%
  Other Operating Expenses                         .XX%
Total Other Expenses                                                 .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                X.XX%*

* THE FUND'S ANNUAL OPERATING EXPENSES ARE BASED ON ACTUAL FEES AND ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR.

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

        MONEY FUND (INSTITUTIONAL SHARES)                                  ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Institutional Shares of the Fund would be:

            1 YEAR                   3 YEARS
            ------                   -------
            $----                    $----

GOVERNMENT MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income consistent with preserving
                                       capital and maintaining liquidity

INVESTMENT FOCUS                       Money market instruments issued or
                                       guaranteed by the U.S. government, its
                                       agencies and instrumentalities

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of high quality
                                       short-term debt securities issued by the U.S. government, its agencies and instrumentalities designed to allow the
                                       Fund to maintain a stable net asset value per share

INVESTOR PROFILE                       Conservative investors seeking current
                                       income from their investment

INVESTMENT STRATEGY OF THE GOVERNMENT MONEY FUND

The Government Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

Institutional Shares of the Fund have less than one calendar year's performance. For this reason, the performance information shown below is for the Fund's other class of shares (Shares) that is not offered in this prospectus. The Fund's Institutional Shares and Shares are invested in the same portfolio of securities. IN REVIEWING THIS PERFORMANCE INFORMATION, HOWEVER, YOU SHOULD BE AWARE THAT SHARES HAVE A _____% (ANNUALIZED) ____ FEE, WHILE INSTITUTIONAL SHARES DO NOT. IF THE EXPENSES OF THE INSTITUTIONAL SHARES WERE REFLECTED, PERFORMANCE WOULD BE HIGHER.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the past performance of Shares of the Fund does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.


                                   1989                          X.XX%
                                   1990                          X.XX%
                                   1991                          X.XX%
                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                                BEST QUARTER                 WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE SHOWS THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998.

                                      1 YEAR         5 YEARS        10 YEARS
----------------------------------------------------------------------------
Government Money Fund (Shares)        X.XX%          X.XX%          X.XX%

Call 1-800-XXX-XXXX for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD INSTITUTIONAL SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Investment Advisory Fees                                             .XX%
Other Expenses
  Administrative Servicing Fee                     .XX%
  Other Operating Expenses                         .XX%
Total Other Expenses                                                 .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                X.XX%*

* THE FUND'S ANNUAL OPERATING EXPENSES ARE BASED ON ACTUAL FEES AND ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR.

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

        GOVERNMENT MONEY FUND (INSTITUTIONAL SHARES)                       ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in Institutional Shares of the Fund would be:

            1 YEAR                   3 YEARS
            ------                   -------
            $----                    $----

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK - The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

         CALL RISK - During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

         CREDIT RISK - The possibility that an issuer will be unable to make timely payments of either principal or interest.

         EVENT RISK - Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

YEAR 2000 RISK - The Funds depend on the smooth functioning of computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year 2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Funds also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

EACH FUND'S INVESTMENT OBJECTIVE

The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Government Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U. S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

    MONEY FUND                                                          _______%
    GOVERNMENT MONEY FUND                                               _______%

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange Institutional Shares of the Funds.

       INSTITUTIONAL SHARES
       -   No sales charge
       -   No 12b-1 fees
       -   No minimum initial or subsequent investment

Institutional Shares are offered only to financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call (800) 446-1012 (from overseas, call (617) 557-8280). Customers of financial institutions should contact their institutions for information on their accounts.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Mail
-    Telephone, or
-    Wire

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds
Credit DDA 910-2-733046
[Account Registration]
[Account Number]
[Wire Control Number]

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share (NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV twice each Business Day at 1:00 p.m., Eastern time and at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). For you to be eligible to receive dividends declared on the day you submit your purchase request, a Fund must receive your request in good order before 1:00 p.m., Eastern time and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Funds, we generally value the securities in a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.

HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-    Mail, or
-    Telephone

Holders of Institutional Shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc.
         c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds the next Business Day after we receive your redemption request in good order. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the involuntary sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for Institutional Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                              EXCELSIOR FUNDS, INC.

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania  15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 1, 1999 includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  CALL (800) 909-1989 (FROM OVERSEAS, CALL (617) 557-1755)

BY MAIL:
Excelsior Funds, Inc.
73 Tremont Street
Boston, Massachusetts 02108-3913

BY E-MAIL:  [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc., from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.

                              EXCELSIOR FUNDS, INC.

                               INTERNATIONAL FUNDS

                                   PROSPECTUS
                                 AUGUST 1, 1999

                               INTERNATIONAL FUND
                               LATIN AMERICA FUND
                                PACIFIC/ASIA FUND
                                PAN EUROPEAN FUND
                              EMERGING MARKETS FUND

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
      DISAPPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS
          ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU
                                   OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the International, Latin America, Pacific/Asia, Pan European, and Emerging Markets Funds (each, a Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                 PAGE
     INTERNATIONAL FUND                                          XXX
     LATIN AMERICA FUND                                          XXX
     PACIFIC/ASIA FUND                                           XXX
     PAN EUROPEAN FUND                                           XXX
     EMERGING MARKETS FUND                                       XXX
     MORE INFORMATION ABOUT RISK                                 XXX
     EACH FUND'S OTHER INVESTMENTS                               XXX
     EACH FUND'S INVESTMENT OBJECTIVE                            XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS               XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES              XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                          XXX
     FINANCIAL HIGHLIGHTS                                        XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
         EXCELSIOR FUNDS, INC.                                   Back Cover

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

OVERVIEW OF INTERNATIONAL FUNDS

Each Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that a Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of your investment in a Fund will be magnified.

INTERNATIONAL FUND

FUND SUMMARY

INVESTMENT GOAL                   Total return

INVESTMENT FOCUS                  Foreign equity securities

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Investing in a diversified portfolio of equity
                                  securities of issuers in developed foreign countries and, to a lesser extent, emerging markets

INVESTOR PROFILE                  Investors seeking total return, who are
                                  willing to accept the risks and price
                                  volatility of investing in companies located in foreign countries

INVESTMENT STRATEGY OF THE INTERNATIONAL FUND

The International Fund invests primarily in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest to a lesser extent in less developed countries and regions to capitalize on opportunities in emerging markets. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry. The Fund will make investments in companies located in emerging markets only where the Adviser believes that such companies' growth/appreciation potential transcends their location or operations in emerging market countries.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity markets or the equity markets as a whole.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1989                          X.XX%
                                   1990                          X.XX%
                                   1991                          X.XX%
                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].

                                1 YEAR          5 YEARS       10 YEARS
---------------------------------------------------------------------------
International Fund              X.XX%           X.XX%         X.XX%
[insert index name]             X.XX%           X.XX%         X.XX%


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                                .XX%
Other Expenses
    Administrative Servicing Fee                          .XX%
    Other Operating Expenses                              .XX%
Total Other Expenses                                                    .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        INTERNATIONAL FUND                ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------
          $-----          $----           $----            $----

LATIN AMERICA FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Equity securities of Latin American
                                       issuers

SHARE PRICE VOLATILITY                 Very high

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of equity
                                       securities of companies located in Latin
                                       America

INVESTOR PROFILE                       Investors seeking capital appreciation,
                                       who are willing to accept the risks and
                                       possibly extreme price volatility of
                                       investing in Latin American issuers

INVESTMENT STRATEGY OF THE LATIN AMERICA FUND

The Latin America Fund invests primarily in equity securities of larger, more established companies in Latin America, which includes Central and South America. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in the Latin American markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry. The Fund will make investments in debt securities only where the Adviser believes that they offer the potential for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE LATIN AMERICA FUND

The Fund invests primarily in securities of issuers located in a single geographic region. The economic and political environments of countries in a particular region frequently are interrelated and the value of regional markets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund's investments than if the Fund's investments were more geographically diversified. The Fund's regional focus also increases its potential share price volatility.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that Latin American equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                1 YEAR          5 YEARS       SINCE INCEPTION
-----------------------------------------------------------------------------
Latin America Fund              X.XX%           X.XX%         X.XX%
[insert index name]             X.XX%           X.XX%         X.XX%

*   Since December 31, 1992
**  Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                                .XX%
Other Expenses
    Administrative Servicing Fee                          .XX%
    Other Operating Expenses                              .XX%
Total Other Expenses                                                    .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        LATIN AMERICA FUND                 ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------
          $-----          $----           $----            $----

PACIFIC/ASIA FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Equity securities of Asian issuers

SHARE PRICE VOLATILITY                 Very high

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of equity
                                       securities of companies located in Asia

INVESTOR PROFILE                       Investors seeking capital appreciation,
                                       who are willing to accept the risks and
                                       possibly extreme price volatility of
                                       investing in Asian issuers

INVESTMENT STRATEGY OF THE PACIFIC/ASIA FUND

The Pacific/Asia Fund invests primarily in equity securities of larger, more established companies located in Asia and the Pacific Basin, including Australia, New Zealand and India. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in the Pacific Basin markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry. The Fund will make investments in debt securities only where the Adviser believes that they offer the potential for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE PACIFIC/ASIA FUND

The Fund invests primarily in securities of issuers located in a single geographic region. The economic and political environments of countries in a particular region frequently are interrelated and the value of regional markets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund's investments than if the Fund's investments were more geographically diversified. The Fund's regional focus also increases its potential share price volatility.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that Pacific Basin equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO3.PERFORMANCE.TABLE.INDEX1.NAME].

                                1 YEAR          5 YEARS       SINCE INCEPTION
-----------------------------------------------------------------------------
Pacific/Asia Fund               X.XX%           X.XX%         X.XX%
[insert index name]             X.XX%           X.XX%         X.XX%

*        Since December 31, 1992
**       Since [calc. date for index]


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                                .XX%
Other Expenses
    Administrative Servicing Fee                          .XX%
    Other Operating Expenses                              .XX%
Total Other Expenses                                                    .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

           PACIFIC/ASIA FUND               ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------
          $-----          $----           $----            $----

PAN EUROPEAN FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Equity securities of European issuers

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Investing in a diversified portfolio of
                                       equity securities of companies located in Europe

INVESTOR PROFILE                       Investors seeking capital appreciation,
                                       who are willing to accept the risks and
                                       price volatility of investing in European issuers

INVESTMENT STRATEGY OF THE PAN EUROPEAN FUND

The Pan European Fund invests primarily in equity securities of larger, more established companies located in the more developed countries of Europe. The Fund may invest to a lesser extent in the less developed countries to capitalize on opportunities in the emerging markets of Eastern Europe. The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in the European markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry. The Fund will make investments in debt securities only where the Adviser believes that they offer the potential for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE PAN EUROPEAN FUND

The Fund invests primarily in securities of issuers located in a single geographic region. The economic and political environments of countries in a particular region frequently are interrelated and the value of regional markets and issuers often will rise and fall together. As a result, the Fund is subject to the risk that political and economic events will affect a larger portion of the Fund's investments than if the Fund's investments were more geographically diversified. The Fund's regional focus also increases its potential share price volatility.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund is also subject to the risk that European equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO4.PERFORMANCE.TABLE.INDEX1.NAME].

                                1 YEAR          5 YEARS       SINCE INCEPTION
-----------------------------------------------------------------------------
Pan European Fund               X.XX%           X.XX%         X.XX%
[insert index name]             X.XX%           X.XX%         X.XX%

*        Since December 31, 1992
**       Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                                .XX%
Other Expenses
    Administrative Servicing Fee                          .XX%
    Other Operating Expenses                              .XX%
Total Other Expenses                                                    .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

           PAN EUROPEAN FUND                 ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------
          $-----          $----           $----            $----

EMERGING MARKETS FUND

FUND SUMMARY

INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Equity securities of emerging markets
                                       issuers

SHARE PRICE VOLATILITY                 Very high

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of equity
                                       securities of companies located in
                                       emerging markets

INVESTOR PROFILE                       Investors seeking capital appreciation,
                                       who are willing to accept the risks and
                                       extreme price volatility of investing in emerging markets issuers

INVESTMENT STRATEGY OF THE EMERGING MARKETS FUND

The Emerging Markets Fund invests primarily in equity securities of companies located in emerging market countries. Emerging market countries are those that major international financial institutions, such as the World Bank, generally consider to be less economically mature than developed nations, such as the United States or most nations in Western Europe. These securities are sometimes called "high yield" or "junk bonds." The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global or regional economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in emerging markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country or industry. The Fund will make investments in debt securities only where the Adviser believes that they offer the potential for capital appreciation.

PRINCIPAL RISKS OF INVESTING IN THE EMERGING MARKETS FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO5.PERFORMANCE.TABLE.INDEX1.NAME].

                                1 YEAR       SINCE INCEPTION
------------------------------------------------------------
Emerging Markets Fund           X.XX%        X.XX%
[insert index name]             X.XX%        X.XX%

*        Since January 2, 1998
**       Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                                .XX%
Other Expenses
    Administrative Servicing Fee                          .XX%
    Other Operating Expenses                              .XX%
Total Other Expenses                                                    .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

             EMERGING MARKETS FUND             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR          3 YEARS         5 YEARS          10 YEARS
          ------          -------         -------          --------
          $-----          $----           $----            $----

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately         All Funds
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.


FOREIGN SECURITY RISKS - Investments in securities of foreign        All Funds
companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.
Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S.
dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic
U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

CURRENCY RISK - Investments in foreign securities denominated in     All Funds
foreign currencies involve additional risks, including:

          - A Fund may incur substantial costs in connection with conversions between various currencies.

          - Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

YEAR 2000 RISK - The Funds depend on the smooth functioning of       All Funds
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900. This is commonly known as the "Year 2000 Problem." The Adviser and the Funds' other service providers advise that they are taking steps to address the Year
2000 Problem with respect to the computer systems that they use. Currently, they do not anticipate that the transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current levels. At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem. In addition, the Funds and their shareholders may experience losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the       All Funds
U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds shareholders.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold cash and/or invest up to 100% of its assets in short-term investments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. The International Fund seeks total return on its assets through capital appreciation and income derived primarily from investments in a diversified portfolio of marketable foreign equity securities.

EACH FUND'S INVESTMENT OBJECTIVE

The International Fund seeks total return on its assets through capital appreciation and income.

The Latin America Fund seeks long-term capital appreciation.

The Pacific/Asia Fund seeks long-term capital appreciation.

The Pan European Fund seeks long-term capital appreciation.

The Emerging Markets Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S.

Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

        INTERNATIONAL FUND                              _______%
        LATIN AMERICA FUND                              _______%
        PACIFIC/ASIA FUND                               _______%
        PAN EUROPEAN FUND                               _______%
        EMERGING MARKETS FUND                           _______%

PORTFOLIO MANAGERS

Rosemary Sagar has served as the International and Pan European Funds' portfolio manager since 1996. Ms. Sagar, Managing Director of U.S. Trust's Global Investment Division, has been with U.S. Trust since 1996. Prior to joining U.S. Trust, Ms. Sagar was Senior Vice President for international equity investments for General Electric Investments Corp. in Stamford, CT. Ms. Sagar is primarily responsible for the day-to-day management of the International and Pan European Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Latin America and Emerging Markets Funds are made by a committee of investment professionals and no person is primarily responsible for making recommendations to that committee.

David J. Linehan has served as the Pacific/Asia Fund's portfolio manager since 1998. Mr. Linehan, a Senior Vice President in U.S. Trust's Global Investment Division, has been with U.S. Trust since July 1998. Prior to joining U.S. Trust, Mr. Linehan was an international investment manager with Cowen Asset Management in New York. Prior to 1995, Mr. Linehan was an international equity trader with Morgan Grenfell in New York (19XX-19XX) and an associate portfolio manager with Kemper Financial Services in Chicago (19XX-19XX). Mr. Linehan is primarily responsible for the day to day management of the Pacific/Asia Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Mail
-    Telephone
-    Wire, or
-    Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA#021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration
       (including account number)

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interest of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m. Eastern time.


HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.


AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-     Mail
-     Telephone, or
-     Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc.
         c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes dividends from its income semi-annually.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

Each Fund may be able to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if you are entitled to a credit.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by ____________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800)-446-1012 (from overseas, call (617) 557-8280).

                              EXCELSIOR FUNDS, INC.

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania  15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 1, 1999 includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  CALL (800) 446-1012 (FROM OVERSEAS, CALL (617) 557-8280)

BY MAIL:
Excelsior Funds, Inc.
73 Tremont Street
Boston, Massachusetts 02108-3913

BY E-MAIL:   [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc., from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.

                              EXCELSIOR FUNDS, INC.

                               Fixed Income Funds


                                   PROSPECTUS
                                 AUGUST 1, 1999

                      SHORT-TERM GOVERNMENT SECURITIES FUND
                      INTERMEDIATE-TERM MANAGED INCOME FUND
                               MANAGED INCOME FUND

                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

            THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
       DISAPPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS
            ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU
                                   OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. is a mutual fund family that offers shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds (each, a
Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUND. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                  PAGE
     SHORT-TERM GOVERNMENT SECURITIES FUND                        XXX
     INTERMEDIATE-TERM MANAGED INCOME FUND                        XXX
     MANAGED INCOME FUND                                          XXX
     MORE INFORMATION ABOUT RISK                                  XXX
     EACH FUND'S OTHER INVESTMENTS                                XXX
     EACH FUND'S INVESTMENT OBJECTIVE                             XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS                XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES               XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                           XXX
     FINANCIAL HIGHLIGHTS                                         XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT
     EXCELSIOR FUNDS, INC.                                        Back Cover

INTRODUCTION

Each Fund is a mutual Fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

SHORT-TERM GOVERNMENT SECURITIES FUND

FUND SUMMARY

INVESTMENT GOAL                    Current income consistent with relative
                                   stability of principal

INVESTMENT FOCUS                   Short-term fixed income securities issued or
                                   guaranteed by the U.S. government, its
                                   agencies and instrumentalities

SHARE PRICE VOLATILITY             Low

PRINCIPAL INVESTMENT STRATEGY      Investing in U.S. government securities,
                                   while maintaining a dollar-weighted average maturity of 1 to 3 years

INVESTOR PROFILE                   Investors seeking to preserve capital and
                                   earn current income

INVESTMENT STRATEGY OF THE SHORT-TERM GOVERNMENT SECURITIES FUND

The Short-Term Government Securities Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. Interest payments on these securities generally will be exempt from state and local taxes.

The Fund generally maintains a dollar-weighted average portfolio maturity of 1 to 3 years. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with relative stability of principal. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. There is no limit on the maximum maturity for a particular security.

PRINCIPAL RISKS OF INVESTING IN THE SHORT-TERM GOVERNMENT SECURITIES FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that short-term government securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

           1993                         X.XX%
           1994                         X.XX%
           1995                         X.XX%
           1996                         X.XX%
           1997                         X.XX%
           1998                         X.XX%

        BEST QUARTER                WORST QUARTER
           X.XX%                        X.XX%
         (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO1.PERFORMANCE.TABLE.INDEX1.NAME].



                                                1 YEAR       5 YEARS      SINCE INCEPTION
--------------------------------------------- ----------- -------------- -------------------
Short-Term Government Securities Fund           X.XX%         X.XX%           X.XX%*
[insert index name]                             X.XX%         X.XX%           X.XX%**


*   Since December 31, 1992
**  Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------------- ---------------------------
Investment Advisory Fees                                                       .XX%
Other Expenses
  Administrative Servicing Fee                                   .XX%
  Other Operating Expenses                                       .XX%
Total Other Expenses                                                           .XX%
---------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                          X.XX%


THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

       SHORT-TERM GOVERNMENT SECURITIES FUND                              ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------

    $               $                $                $
     -----           ------           ------           -------

INTERMEDIATE-TERM MANAGED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                         Current income

INVESTMENT FOCUS                        Investment grade fixed income securities

SHARE PRICE VOLATILITY                  Medium

PRINCIPAL INVESTMENT STRATEGY           Investing in investment grade government
                                        and corporate fixed income securities

INVESTOR PROFILE                        Investors seeking current income, and
                                        who are willing to accept the risks of
                                        investing in fixed income securities

INVESTMENT STRATEGY OF THE INTERMEDIATE-TERM MANAGED INCOME FUND

The Intermediate-Term Managed Income Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers and may place a portion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds.

The Fund maintains a dollar-weighted average portfolio maturity of 3 to 10 years. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield with reasonable risk of price volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price appreciation. There is no limit on the maximum maturity for a particular security.

PRINCIPAL RISKS OF INVESTING IN THE INTERMEDIATE-TERM MANAGED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that intermediate-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

            1993                         X.XX%
            1994                         X.XX%
            1995                         X.XX%
            1996                         X.XX%
            1997                         X.XX%
            1998                         X.XX%

         BEST QUARTER                WORST QUARTER
            X.XX%                        X.XX%
           (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO2.PERFORMANCE.TABLE.INDEX1.NAME].

                                                    1 YEAR       5 YEARS      SINCE INCEPTION
------------------------------------------------ ------------- ------------- -------------------
Intermediate-Term Managed Income Fund               X.XX%         X.XX%         X.XX%*
[insert index name]                                 X.XX%         X.XX%         X.XX%**


*   Since December 31, 1992
**  Since [calc. date for index]

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------------- --------------------------
Investment Advisory Fees                                                       .XX%
Other Expenses
  Administrative Servicing Fee                                    .XX%
  Other Operating Expenses                                        .XX%
Total Other Expenses                                                           .XX%
----------------------------------------------------------------- --------------------------
Total Annual Fund Operating Expenses                                          X.XX%


THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

     INTERMEDIATE-TERM MANAGED INCOME FUND                  ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------
    $               $                $                $
     -----           ------           ------           -------

MANAGED INCOME FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income

INVESTMENT FOCUS                  Investment grade fixed income securities

SHARE PRICE VOLATILITY            Medium

PRINCIPAL INVESTMENT STRATEGY     Investing in investment grade government and
                                  corporate fixed income securities

INVESTOR PROFILE                  Investors seeking current income, and who are
                                  willing to accept the risks of investing in fixed income securities of varying maturities

INVESTMENT STRATEGY OF THE MANAGED INCOME FUND

The Managed Income Fund invests primarily in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest up to 25% of its assets in dollar-denominated fixed income securities of foreign issuers and may place a portion of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk bonds."

There is no limit on the Fund's dollar-weighted average portfolio maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve, and that have the potential for moderate price appreciation.

PRINCIPAL RISKS OF INVESTING IN THE MANAGED INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities.

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

              1989                         X.XX%
              1990                         X.XX%
              1991                         X.XX%
              1992                         X.XX%
              1993                         X.XX%
              1994                         X.XX%
              1995                         X.XX%
              1996                         X.XX%
              1997                         X.XX%
              1998                         X.XX%

          BEST QUARTER                WORST QUARTER
              X.XX%                        X.XX%
             (X/X/XX)                     (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998 TO THOSE OF THE
[VAR:PORTFOLIO3.PERFORMANCE.TABLE.INDEX1.NAME].

                                             1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------------------------------
Managed Income Fund                           X.XX%         X.XX%           X.XX%
[insert index name]                           X.XX%         X.XX%           X.XX%


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

---------------------------------------------------------------- ---------------------------
Investment Advisory Fees                                                       .XX%
Other Expenses
  Administrative Servicing Fee                                   .XX%
  Other Operating Expenses                                       .XX%
Total Other Expenses                                                           .XX%
---------------------------------------------------------------- ---------------------------
Total Annual Fund Operating Expenses                                          X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

           MANAGED INCOME FUND             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR          3 YEARS          5 YEARS          10 YEARS
    ------          -------          -------          --------
    $               $                $                $
     -----           ------           ------           -------

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK - The market value of fixed income investments             All Funds
change in response to interest rate changes and other factors.
During periods of falling interest rates, the values of
outstanding fixed income securities generally rise.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

   CALL RISK - During periods of falling interest rates,                     All Funds
   certain debt obligations with high interest rates may be
   prepaid (or "called") by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

   CREDIT RISK - The possibility that an issuer will be                      All Funds
   unable to make timely payments of either principal or interest.

   EVENT RISK - Securities may suffer declines in credit                     All Funds
   quality and market value due to issuer restructurings or
   other factors. This risk should be reduced because of a/the
   Fund's multiple holdings.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject             Intermediate-Term Managed Income Fund
to additional risks associated with investing in high-yield                  Managed Income Fund
securities, including:

- Greater risk of default or price declines due to changes in the issuer's creditworthiness.

- A thinner and less active market, which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.

- Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.

                                 Page 13 of 25

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are fixed            All Funds
income securities representing an interest in a pool of underlying mortgage loans.  They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising interest rates tend to
discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its
decrease in market price.  When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.  Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the
volatility risk of that portfolio.

FOREIGN SECURITY RISKS-- Investments in securities of foreign                Intermediate-Term Managed Income Fund
companies or governments can be more volatile than investments in            Managed Income Fund
U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


                                 Page 14 of 25


YEAR 2000 RISK - The Funds on the smooth functioning of computer             All Funds
systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the world, the
Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  This is commonly known as the "Year 2000
Problem."  The Adviser and the Fund's other service providers advise that they are taking steps to address the Year 2000
Problem with respect to the computer systems that they use.
Currently, they do not anticipate that the transition to the
21st Century will have any material impact on their ability to continue to service the Funds at current levels.  At this time, however, there can be no assurance that their efforts will be sufficient to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.  In addition, the Funds and their
shareholders may experience losses as a result of computer
difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or
others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 Problem may add to the possibility of losses to the Funds and their shareholders.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may hold cash and/or invest up to 100% of its assets in short-term investments that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income.

EACH FUND'S INVESTMENT OBJECTIVE

The Short-Term Government Securities Fund seeks a high level of current income consistent with stability of principal.

The Intermediate-Term Managed Income Fund seeks as high a level of current interest income as is consistent with relative stability of principal.

The Managed Income Fund seeks high current income consistent with what is believed to be prudent risk of capital.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

        SHORT-TERM GOVERNMENT SECURITIES FUND                          _____%
        INTERMEDIATE-TERM MANAGED INCOME FUND                          _____%
        MANAGED INCOME FUND                                            _____%

PORTFOLIO MANAGERS

G. Michael O'Neil, III has served as the Short-Term Government Securities Fund's portfolio manager since December 1996. Mr. O'Neil is a Senior Vice President and Manager of Money Market Investments at U.S. Trust and has been with U.S. Trust since 1989. Mr. O'Neil is primarily responsible for the day to day management of the Short-Term Government Securities Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Frank A. Salem has served as the Intermediate-Term Managed Income Fund's portfolio manager since August 1998. Mr. Salem is a Senior Vice President in U.S. Trust's Fixed-Income division and has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Salem was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York. Mr. Salem is primarily responsible for the day to day management of the Intermediate-Term Managed Income Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Alexander R. Powers has served as the Managed Income Fund's portfolio manager since August 1997. Mr. Powers, Managing Director of Taxable Fixed Income Investments, has been with U.S. Trust since 1996. Prior to joining U.S. Trust, Mr. Powers was a Manager of Fixed Income Instruments with Chase Asset Management. Mr. Powers is primarily responsible for the day to day management of the Managed Income Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-   Mail
-   Telephone
-   Wire, or
-   Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global

Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration
         (including account number)

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.


AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.


HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-   Mail
-   Telephone, or
-   Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have any questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc.
         c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.


SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Funds may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by __________________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

                              EXCELSIOR FUNDS, INC.

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 1, 1999 includes detailed information about Excelsior Funds, Inc. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  CALL (800) 446-1012 (FROM OVERSEAS, CALL (617) 557-8280)

BY MAIL:
Excelsior Funds, Inc.
73 Tremont Street
Boston, Massachusetts 02108-3913

BY E-MAIL: [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc., from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. Excelsior Funds, Inc.'s Investment Company Act registration number is 811-4088.

                              EXCELSIOR FUNDS, INC.

                                   MONEY FUND
                              GOVERNMENT MONEY FUND
                               TREASURY MONEY FUND

                        EXCELSIOR TAX-EXEMPT FUNDS, INC.

                              TAX-EXEMPT MONEY FUND
                         NEW YORK TAX-EXEMPT MONEY FUND


                                   PROSPECTUS
                                 AUGUST 1, 1999


                               INVESTMENT ADVISER
                     UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY

            THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
       DISAPPROVED ANY FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS
              ACCURATE OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL
                                 YOU OTHERWISE.

                           HOW TO READ THIS PROSPECTUS

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are mutual fund families that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (each, a Fund) that you should know before investing. United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. The Money Fund and Government Money Fund offer two classes of shares: Shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                               PAGE
     MONEY FUND                                                XXX
     GOVERNMENT MONEY FUND                                     XXX
     TREASURY MONEY FUND                                       XXX
     TAX-EXEMPT MONEY FUND                                     XXX
     NEW YORK TAX-EXEMPT MONEY FUND                            XXX
     MORE INFORMATION ABOUT RISK                               XXX
     EACH FUND'S OTHER INVESTMENTS                             XXX
     EACH FUND'S INVESTMENT OBJECTIVE                          XXX
     THE INVESTMENT ADVISER                                    XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES            XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES                        XXX
     FINANCIAL HIGHLIGHTS                                      XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT EXCELSIOR
     FUNDS, INC. AND EXCELSIOR TAX-EXEMPT FUNDS, INC.          Back Cover

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

       THE FUNDS TRY TO MAINTAIN A CONSTANT PRICE PER SHARE OF $1.00, BUT
            THERE IS NO GUARANTEE THAT A FUND WILL ACHIEVE THIS GOAL.

MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income consistent with preserving
                                       capital and maintaining liquidity

INVESTMENT FOCUS                       Money market instruments

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of high quality
                                       short-term debt securities designed to
                                       allow the Fund to maintain a stable net
                                       asset value per share

INVESTOR PROFILE                       Conservative investors seeking current
                                       income from their investment

INVESTMENT STRATEGY OF THE MONEY FUND

The Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper, corporate debt, obligations issued or guaranteed by the U.S. government, and its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments as to maturities, issuers and providers of credit support.

PRINCIPAL RISKS OF INVESTING IN THE MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Shares from year to year.

                                   1989                          X.XX%
                                   1990                          X.XX%
                                   1991                          X.XX%
                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE SHOWS THE AVERAGE ANNUAL TOTAL RETURNS OF THE FUND'S SHARES FOR THE PERIODS ENDING DECEMBER 31, 1998.

                               1 YEAR         5 YEARS       10 YEARS
----------------------------------------------------------------------
Money Fund (Shares)            X.XX%          X.XX%         X.XX%

Call 1-800-xxx-xxxx for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                              .XX%
Other Expenses
    Administrative Servicing Fee                         .XX%
    Other Operating Expenses                             .XX%
Total Other Expenses                                                  .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        MONEY FUND (SHARES)                                ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR         3 YEARS        5 YEARS         10 YEARS
        ------         -------        -------         --------
        $----          $----          $----           $----

GOVERNMENT MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income consistent with preserving
                                       capital and maintaining liquidity

INVESTMENT FOCUS                       Money market instruments issued or
                                       guaranteed by the U.S. government, its
                                       agencies and instrumentalities

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of high quality
                                       short-term debt securities issued by the U.S. government, its agencies and instrumentalities designed to allow the
                                       Fund to maintain a stable net asset value per share

INVESTOR PROFILE                       Conservative investors seeking current
                                       income from their investment

INVESTMENT STRATEGY OF THE GOVERNMENT MONEY FUND

The Government Money Fund invests substantially all of its assets in high quality U.S. dollar-denominated money market instruments issued or guaranteed by the U.S. government, its agencies and instrumentalities and fully collateralized repurchase agreements. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

PRINCIPAL RISKS OF INVESTING IN THE GOVERNMENT MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1989                          X.XX%
                                   1990                          X.XX%
                                   1991                          X.XX%
                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                               1 YEAR         5 YEARS       10 YEARS
----------------------------------------------------------------------
Government Money Fund          X.XX%          X.XX%         X.XX%

Call 1-800-xxx-xxxx for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                              .XX%
Other Expenses
    Administrative Servicing Fee                         .XX%
    Other Operating Expenses                             .XX%
Total Other Expenses                                                  .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

        GOVERNMENT MONEY FUND                              ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR         3 YEARS        5 YEARS         10 YEARS
        ------         -------        -------         --------
        $----          $----          $----           $----

TREASURY MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income consistent with preserving
                                       capital and maintaining liquidity

INVESTMENT FOCUS                       U.S. Treasury securities

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of short-term
                                       obligations of the U.S. Treasury designed to allow the Fund to maintain a stable net asset value per share

INVESTOR PROFILE                       Conservative investors seeking current
                                       income from their investment that is
                                       generally exempt from state and local
                                       taxes

INVESTMENT STRATEGY OF THE TREASURY MONEY FUND

The Treasury Money Fund invests substantially all of its assets in U.S. Treasury obligations. The Fund also may invest, to a lesser extent, in high quality obligations issued or guaranteed by U.S. government agencies and instrumentalities. Generally, interest payments on obligations held by the Fund will be exempt from state and local taxes. In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

The Fund invests only in money market instruments with a remaining maturity of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted remaining maturity of 90 days or less and broadly diversifies its investments among securities with various maturities.

PRINCIPAL RISKS OF INVESTING IN THE TREASURY MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                               1 YEAR         5 YEARS       SINCE INCEPTION
---------------------------------------------------------------------------
Treasury Money Fund            X.XX%          X.XX%         X.XX%*

*    Since February 13, 1991

Call 1-800-xxx-xxxx for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                              .XX%
Other Expenses
    Administrative Servicing Fee                         .XX%
    Other Operating Expenses                             .XX%
Total Other Expenses                                                  .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

           TREASURY MONEY FUND                             ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR         3 YEARS        5 YEARS         10 YEARS
        ------         -------        -------         --------
        $----          $----          $----           $----

TAX-EXEMPT MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income exempt from Federal taxes
                                       consistent with preserving capital and
                                       maintaining liquidity

INVESTMENT FOCUS                       Municipal money market instruments

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of high quality
                                       short-term debt securities designed to
                                       allow the Fund to maintain a stable net
                                       asset value per share

INVESTOR PROFILE                       Conservative taxable investors in higher
                                       tax brackets seeking current income
                                       exempt from Federal income taxes

INVESTMENT STRATEGY OF THE TAX-EXEMPT MONEY FUND

The Tax-Exempt Money Fund invests substantially all of its assets in high quality money market instruments issued by state and local governments and agencies, and other U.S. territories and possessions, that pay interest exempt from Federal taxes ("municipal money market instruments"). The Fund also may invest in certain tax-exempt derivative instruments, such as floating rate trust receipts. Banks and other creditworthy entities may provide letters of credit and other credit enhancements as to municipal money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund's holdings. The Fund ordinarily will not invest in obligations that pay interest treated as a preference item for purposes of the alternative minimum tax. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes in interest rates and selects securities that it believes offer the most attractive risk/return trade off.

PRINCIPAL RISKS OF INVESTING IN THE TAX-EXEMPT MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes -- as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower rated securities is even greater than that of higher rated securities. In addition, longer-term securities are generally more volatile. Therefore the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                                   1989                          X.XX%
                                   1990                          X.XX%
                                   1991                          X.XX%
                                   1992                          X.XX%
                                   1993                          X.XX%
                                   1994                          X.XX%
                                   1995                          X.XX%
                                   1996                          X.XX%
                                   1997                          X.XX%
                                   1998                          X.XX%

                               BEST QUARTER                  WORST QUARTER
                                   X.XX%                         X.XX%
                                 (X/X/XX)                      (X/X/XX)

The Fund's performance from January 1, 1999 to June 30, 1999 was XX.XX%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDING DECEMBER 31, 1998.

                               1 YEAR         5 YEARS       10 YEARS
----------------------------------------------------------------------
Tax-Exempt Money Fund          X.XX%          X.XX%         X.XX%

Call 1-800-xxx-xxxx for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                              .XX%
Other Expenses
    Administrative Servicing Fee                         .XX%
    Other Operating Expenses                             .XX%
Total Other Expenses                                                  .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

           TAX-EXEMPT MONEY FUND                           ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."


EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR         3 YEARS        5 YEARS         10 YEARS
        ------         -------        -------         --------
        $----          $----          $----           $----

NEW YORK TAX-EXEMPT MONEY FUND

FUND SUMMARY

INVESTMENT GOAL                        Current income exempt from Federal, New
                                       York State and New York City taxes
                                       consistent with preserving capital and
                                       maintaining liquidity

INVESTMENT FOCUS                       New York tax-exempt money market
                                       instruments

SHARE PRICE VOLATILITY                 Very low

PRINCIPAL INVESTMENT STRATEGY          Investing in a portfolio of high quality
                                       short-term debt securities which pay
                                       interest exempt from Federal, New York
                                       State and New York City taxes designed to allow the Fund to maintain a stable net asset value per share

INVESTOR PROFILE                       Conservative investors in higher tax
                                       brackets seeking current income that is
                                       exempt from Federal, New York State and
                                       New York City income taxes

INVESTMENT STRATEGY OF THE NEW YORK TAX-EXEMPT MONEY FUND

The New York Tax-Exempt Money Fund invests substantially all of its assets in high quality money market instruments issued by the State of New York, local governments and agencies in New York and other governmental issuers including U.S. territories and possessions that pay interest exempt from Federal, New York State and New York City income taxes ("New York money market instruments"). The Fund may invest in certain tax-exempt derivative instruments, such as floating rate trust receipts. Banks and other creditworthy entities may provide letters of credit and other credit enhancements for New York money market instruments. Such institutions may also provide liquidity facilities that shorten the effective maturity of some of the Fund's holdings. The Fund invests only in instruments with remaining maturities of 13 months or less that the Adviser believes present minimal credit risk. The Fund maintains an average weighted maturity of 90 days or less.

In managing the Fund, the Adviser assesses current and projected market conditions, particularly interest rates. Based on this assessment and an extensive credit analysis, the Adviser uses gradual shifts in portfolio maturity to respond to expected changes and selects securities that it believes offer the most attractive risk/return trade off.

PRINCIPAL RISKS OF INVESTING IN THE NEW YORK TAX-EXEMPT MONEY FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes -- as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The volatility of lower rated securities is even greater than that of higher rated securities. In addition, longer-term securities are generally more volatile. Therefore the average maturity or duration of these securities affects risk.

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. Your investment is also subject to the risk that the investment return generated by the Fund may be less than the rate of inflation. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

Since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund's concentration of investments in securities of issuers located in a single state subjects the Fund to economic and government policies of that state.

PERFORMANCE INFORMATION

The Fund did not commence operations until August 3, 1998. Therefore, no performance information is provided.

Call 1-800-XXX-XXXX for the Fund's most current 7-day yield.

FUND FEES AND EXPENSES

EVERY MUTUAL FUND HAS OPERATING EXPENSES TO PAY FOR SERVICES SUCH AS PROFESSIONAL ADVISORY, SHAREHOLDER, DISTRIBUTION, ADMINISTRATION AND CUSTODY SERVICES AND OTHER COSTS OF DOING BUSINESS. THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU HOLD SHARES OF THE FUND.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                              .XX%
Other Expenses
    Administrative Servicing Fee                         .XX%
    Other Operating Expenses                             .XX%
Total Other Expenses                                                  .XX%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 X.XX%

THE FUND'S ACTUAL TOTAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE AS A RESULT OF THE ADVISER'S VOLUNTARY FEE WAIVERS. THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS INVESTMENT ADVISORY FEE OR OTHER FEES IN AN AMOUNT EQUAL TO THE ADMINISTRATIVE SERVICING FEE PAID BY THE FUND. THE ADVISER MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES FOR THE LAST FISCAL YEAR ARE AS FOLLOWS:

             NEW YORK TAX-EXEMPT MONEY FUND                ____%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISER."

EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR         3 YEARS        5 YEARS         10 YEARS
        ------         -------        -------         --------
        $----          $----          $----           $----

MORE INFORMATION ABOUT RISK

FIXED INCOME RISK - The market value of fixed income investments change         All Funds
in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

      CALL RISK - During periods of falling interest rates, certain             All Funds
      debt obligations with high interest rates may be prepaid (or "called")
      by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

      CREDIT RISK - The possibility that an issuer will be unable to            All Funds
      make timely payments of either principal or interest.

      EVENT RISK - Securities may suffer declines in credit quality             All Funds
      and market value due to issuer restructurings or other factors. This risk should be reduced because of the Fund's multiple holdings.

MUNICIPAL ISSUER RISK - There may be economic or political changes that         Tax-Exempt Money Fund
impact the ability of municipal issuers to repay principal and to make          New York Tax-Exempt Money Fund
interest payments on municipal securities.  Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities.  Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.  Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, the Fund's concentration of investments in issuers located         New York Tax-Exempt Money Fund
in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.


                                 Page 19 of 31

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are          Money Fund
fixed income securities representing an interest in a pool of        Government Money Fund
underlying mortgage loans.  They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.  As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security.  Rising
interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will
increase, exacerbating its decrease in market price.  When
interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at
lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of
mortgage-backed securities and, therefore, to assess the
volatility risk of that portfolio.

YEAR 2000 RISK - The Funds depend on the smooth functioning of       All Funds
computer systems in almost every aspect of their business. Like other mutual funds, businesses and individuals around the
world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  This is commonly known as the
"Year 2000 Problem."  The Adviser and the Funds' other service providers advise that they are taking steps to address the
Year 2000 Problem with respect to the computer systems that
they use.  Currently, they do not anticipate that the
transition to the 21st Century will have any material impact on their ability to continue to service the Funds at current
levels.  At this time, however, there can be no assurance that their efforts will be sufficient  to avoid any adverse impact on the Funds as a result of the Year 2000 Problem.  In
addition, the Funds and their shareholders may experience
losses as a result of computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do
business.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. Of course, a Fund cannot guarantee it will achieve its investment goal.

EACH FUND'S INVESTMENT OBJECTIVE

The Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Government Money Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

The Treasury Money Fund seeks current income with liquidity and stability of principal.

The Tax-Exempt Money Fund seeks a moderate level of current interest income exempt from federal income taxes consistent with stability of principal.

The New York Tax-Exempt Money Fund seeks a moderate level of current interest income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal. This objective may be changed without shareholder approval.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1998, U.S. Trust had approximately $65 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Boards of Directors of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 1999, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

        MONEY FUND                                            ______%
        GOVERNMENT MONEY FUND                                 ______%
        TREASURY MONEY FUND                                   ______%
        TAX-EXEMPT MONEY FUND                                 ______%

U.S. Trust is entitled to recieve an advisory fee from the New York Tax-Exempt Money Fund of 0.50% of the Fund's average daily net assets.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to buy, sell (sometimes called "redeem") or exchange shares of the Funds.


HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
-    Mail
-    Telephone
-    Wire, or
-    Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds, Inc." (or "Excelsior Tax-Exempt Funds, Inc." for shares of the Tax-Exempt Money and New York Tax-Exempt Money Funds) and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
Wire Control Number
Excelsior Funds Account Registration (including account number)

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.


GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV twice each Business Day at 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). For you to be eligible to receive dividends declared on the day you submit your purchase request, a Fund must receive your request in good order before 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) and federal funds (readily available funds) before the regularly-scheduled close of normal trading on the NYSE.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of all of the assets in the Fund.

In calculating NAV for the Funds, we generally value a Fund's investment portfolio using the amortized cost valuation method, which is described in detail in our Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Directors.




MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.


AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market, or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.


HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
-   Mail
-   Telephone, or
-   Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

         Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) c/o Chase Global Funds Services Company
         P.O. Box 2798
         Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares by writing a check for at least $500 drawn on your account. Checks are available free of charge, and may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). You cannot use a check to close your account.

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.


RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your redemption request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. You can request to have redemption proceeds wired to your bank account on the same day you call us to sell your shares, as long as we hear from you by 1:00 p.m., Eastern time (12:00 noon, Eastern time for the Tax-Exempt Money and New York Tax-Exempt Money Funds) on that day. Otherwise, redemption proceeds will be wired the next Business Day. Shares redeemed and wired on the same day will not receive the dividend declared on that day. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).


REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for Shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.


AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.


SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund distributes its income by declaring a dividend daily and paying accumulated dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE IS A TAXABLE EVENT.

The Tax-Exempt Money and New York Tax-Exempt Money Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _____________________, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8780).

                              EXCELSIOR FUNDS, INC.

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs dated August 1, 1999 include detailed information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends. The reports also contain detailed financial information about the Funds.


TO OBTAIN MORE INFORMATION:

BY TELEPHONE:  CALL (800) 446-1012 (FROM OVERSEAS, CALL (617) 557-8780)

BY MAIL:
Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.)
73 Tremont Street
Boston, Massachusetts 02108-3913

BY E-MAIL:  [VAR:FUND.EMAILADDRESS]]

BY INTERNET:  [VAR:FUND.INTERNETADDRESS]]

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., from the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Investment Company Act registration numbers of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are 811-4088 and 811-4101, respectively.

                      EXCELSIOR FUNDS, INC.

                Energy and Natural Resources Fund
                        Real Estate Fund




               STATEMENT OF ADDITIONAL INFORMATION




                         August 1, 1999





     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Energy and Natural Resources Fund and Real Estate Fund (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. dated August 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     The audited financial statements and related report of _______________, independent auditors, contained in the annual report to the Funds' shareholders for the fiscal year ended ______________ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling (800) 446-1012.

                               TABLE OF CONTENTS


                                                                                 Page
CLASSIFICATION AND HISTORY.........................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS........................................1
     Investment Philosophy and Strategies..........................................1
     Additional Investment Policies -- Energy and Natural Resources Fund...........3
     Additional Investment Policies -- Real Estate Fund............................4
     Additional Information on Portfolio Instruments...............................7
     Investment Limitations.......................................................17
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION....................................20
     Purchase of Shares...........................................................22
     Redemption Procedures........................................................24
     Other Redemption Information.................................................26
INVESTOR PROGRAMS.................................................................27
     Systematic Withdrawal Plan...................................................27
     Exchange Privilege...........................................................28
     Retirement Plans.............................................................28
     Automatic Investment Program.................................................29
     Additional Information.......................................................29
DESCRIPTION OF CAPITAL STOCK......................................................30
MANAGEMENT OF THE FUNDS...........................................................31
     Directors and Officers.......................................................31
     Investment Advisory and Administration Agreements............................37
     Banking Laws.................................................................39
     Shareholder Organizations....................................................40
     Expenses.....................................................................41
     Custodian and Transfer Agent.................................................41
PORTFOLIO TRANSACTIONS............................................................42
PORTFOLIO VALUATION...............................................................45
INDEPENDENT AUDITORS..............................................................46
COUNSEL...........................................................................46
ADDITIONAL INFORMATION CONCERNING TAXES...........................................46
PERFORMANCE INFORMATION...........................................................49
MISCELLANEOUS.....................................................................52
FINANCIAL STATEMENTS..............................................................53
APPENDIX A.......................................................................A-1

                           CLASSIFICATION AND HISTORY

     Excelsior Funds, Inc. (the "Company") is an open-end, management investment company. Each Fund is a separate series of the Company and is classified as non-diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland corporation on August 2, 1984. Prior to December 28, 1995, the Company was known as "UST Master Funds, Inc." Prior to August 18, 1997, the Energy and Natural Resources Fund was known as the Long-Term Supply of Energy Fund.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

     The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of the Energy and Natural Resources Fund may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below). The investment objective of the Real Estate Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

INVESTMENT PHILOSOPHY AND STRATEGIES

     In managing investments for the Funds, the Adviser follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. Its approach begins with the conviction that all worthwhile investments are grounded in value. The Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices, such that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

     The Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

     1. PROBLEM/OPPORTUNITY COMPANIES. Important investment opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

     Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

     Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

     2. TRANSACTION VALUE COMPANIES. In the opinion of the Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

     Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

     Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

     3. EARLY LIFE CYCLE COMPANIES. Investments in Early Life Cycle companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

     To complete the Adviser's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other longer-term investment "themes" to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends. The Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

ADDITIONAL INVESTMENT POLICIES -- ENERGY AND NATURAL RESOURCES FUND

     Under normal market conditions, at least 65% of the Energy and Natural Resources Fund's total assets will be invested in the securities of companies that are in the energy and other natural resources groups of industries. Energy and natural resources encompass a number of traditional industry classifications, including among others: mining of metals, coal and other minerals; oil and gas extraction; production of petroleum, coal and newer resources such as geothermal and solar energy; pipeline companies; and agricultural industries including crops, livestock, and forestry and timberland. Normally, investments in energy companies will constitute a substantial portion of these investments, and at least 25% of the Fund's total assets will be invested in crude oil, petroleum and natural gas companies. This policy reflects the Adviser's belief that these hydrocarbon resources represent the primary component of world energy needs. However, the amount may be reduced if there are changes in governmental regulations, world economic and political events, exploration or production spending, supply, demand or prices of crude oil, petroleum, natural gas or other energy sources, and in the Adviser's opinion, such changes would have an adverse affect on the securities of such companies.

     The Fund's concentration in companies that are in the energy and other natural resources groups of industries subjects it to certain risks. The value of equity securities of such companies will fluctuate pursuant to market conditions, generally, as well as the market for the particular natural resource in which the issuer is involved. Furthermore, the values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resource. In addition, inflationary pressures and rising interest rates may affect the demand for certain natural resources such as timber. Accordingly, the Fund may shift its emphasis from one natural resources industry to another depending on prevailing trends or developments.

          As noted above, the Fund expects to invest a substantial portion of its assets in energy companies. Energy-related investments are affected generally by supply, demand, and other competitive factors for the companies' specific products and services. They are also affected by unpredictable factors such as the supply and demand for oil, gas, electricity and other energy sources, prices of such energy sources, exploration and production spending, governmental regulation, and world economic and political events. In addition, utilities firms in the energy field are subject to a variety of factors affecting the public utilities industries, including: difficulty obtaining adequate returns on invested capital which are typically subject to the control and scrutiny of public service commissions; restrictions on operations and increased costs and delays as a result of environmental considerations; costs of and ability to secure financing for large construction and development projects; difficulties in obtaining secure energy resources; the uncertain effects of conservation efforts; and a variety of issues concerning financing, governmental approval and environmental aspects of nuclear power facilities.

     The Fund may invest up to 35% of its total assets in gold and other precious metal bullion and coins ("precious metals"). Precious metals will only be bought from and sold to banks (both U.S. and foreign), and dealers who are members of, or affiliated with members of, a regulated U.S. commodities exchange, in accordance with applicable investment laws. Precious metal bullion will not be purchased in any form that is not readily marketable. Coins will not be purchased for their numismatic value and will not be considered for the Fund it they cannot be bought or sold in an active market. Any bullion or coins purchased by the Fund will be delivered to and stored with a qualified custodian bank in the United States. Investors should be aware that precious metals do not generate income, offering only the potential for capital appreciation and depreciation, and may subject the Fund to higher custody and transaction costs than those normally associated with the ownership of securities. Investments relating to precious metals are considered speculative.

     In addition to its authority to purchase precious metals, the Fund may invest to a significant degree in companies in the precious metals industry. Investments related to precious metals are considered speculative and are affected by a variety of worldwide economic, financial and political factors. Prices of precious metals may fluctuate sharply over short periods due to several factors, including: changes in inflation or expectations regarding inflation in various countries; currency fluctuations; metal sales by governments, central banks or international agencies; investment speculation; changes in industrial and commercial demand; and governmental prohibitions or restrictions on the private ownership of certain precious metals. Under current federal tax law, the Fund would fail to qualify as a regulated investment company if its gains from the sale or other disposition of precious metals were to exceed 10% of the Fund's annual gross income. Therefore, this limitation may cause the Fund to hold or sell precious metals or securities when it would not otherwise be advantageous to do so.

     At present, South Africa, the United States, Australia, Canada and the Commonwealth of Independent States (which includes Russia and certain other countries that were part of the former Soviet Union) are the five major producers of gold bullion. Therefore, political and economic conditions in these and other gold-producing countries may pose certain risks to the Fund's investments in gold and gold-related companies. These include the effect of social and political unrest on mining production and gold prices, as well as the threat of nationalization or expropriation by the various governments involved.

ADDITIONAL INVESTMENT POLICIES -- REAL ESTATE FUND

     Under normal market conditions, at least 65% of the Real Estate Fund's total assets will be invested in companies principally engaged in the real estate business, such as real estate investment trusts ("REITs"), real estate developers, mortgage lenders and servicers, construction companies and building material suppliers. A company is "principally engaged" in the real estate business if, at the time of investment, the company derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate, or that such company has at least 50% of its assets in such real estate.

     It is expected that the Fund will invest a majority of its assets in shares of REITs during normal market and economic conditions. REITs pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests. Unlike corporations, REITs do not have to pay income taxes if they meet certain requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a REIT must distribute at least 95% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.

     REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

     Although the Fund will not invest in real estate directly, it is subject to the same risks that are associated with the direct ownership of real estate. In general, real estate values are affected by a variety of factors, including: supply and demand for properties; the economic health of the country, different regions and local markets; and the strength of specific industries renting properties. An equity REIT's performance ultimately depends on the types and locations of the properties it owns and on how well it manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, rent controls, losses due to casualty or condemnation, increases in property taxes and/or operating expenses, or changes in zoning laws or other factors.

     Changes in interest rates could affect the performance of REITs. In general, during periods of rising interest rates, REITs may lose some of their appeal to investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates may also mean that it is more expensive to finance property purchases, renovations and improvements, which could hinder a REIT's performance. During periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such mortgage REITs.

       While equity REITs are affected by changes in the value of the underlying properties they own, mortgage REITs are affected by changes in the value of the properties to which they have extended credit. REITs may not be diversified and are subject to the risks involved with financing projects. REITs may also be subject to substantial cash flow dependency and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act.

     Such factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     Under certain circumstances the Fund could own real estate directly as a result of a default on debt securities it owns. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

                            *         *         *

     Under normal market and economic conditions, the Energy and Natural Resources and Real Estate Funds will invest at least 65% of their total assets in common stock, preferred stock and securities convertible into common stock. Normally, up to 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by the Adviser to be of comparable quality), warrants, options and futures instruments as described in more detail below. During temporary defensive periods or when the Adviser believes that suitable stocks or convertible securities are unavailable, each Fund may hold cash and/or invest some or all of its assets in U.S. government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

     Portfolio holdings will include equity securities of companies having capitalizations of varying amounts, and the Funds may invest in the securities of high growth, small companies when the Adviser expects earnings and the price of the securities to grow at an above-average rate. Certain securities owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's shares, and a Fund may be required, in order to satisfy redemption requests or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

     The Funds may invest in the securities of foreign issuers directly or indirectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. The Energy and Natural Resources Fund may also invest in sponsored and unsponsored European Depository Receipts ("EDRs") and Global Depository

Receipts ("GDRs"). EDRs are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks which evidence ownership of foreign or U.S. securities. GDRs are receipts structured similarly to EDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund's limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     OPTIONS

     The Funds may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

     Each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

     When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

     REPURCHASE AGREEMENTS

     Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Company's Board of Directors. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act.

     FUTURES CONTRACTS AND RELATED OPTIONS

     Each Fund may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

     Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

     Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.

     As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Utilization of futures transactions involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     OPTIONS ON FUTURES CONTRACTS

     Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

     WHEN-ISSUED AND FORWARD TRANSACTIONS

     Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

     It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

     A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

     When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     FORWARD CURRENCY TRANSACTIONS

     Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

     A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward currency position generally by entering into an offsetting position.

     The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

     At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

     SECURITIES LENDING

     To increase return on its portfolio securities, each Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

     There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

     MONEY MARKET INSTRUMENTS

     The Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 17 below under "Investment Limitations"). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

     Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

     Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

     GOVERNMENT OBLIGATIONS

     Each Fund may invest in U.S. government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

     INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

     BORROWING AND REVERSE REPURCHASE AGREEMENTS

     Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

     ILLIQUID SECURITIES

     Neither Fund will knowingly invest more than 15% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

     PORTFOLIO TURNOVER

     Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. (See "Additional Information Concerning Taxes.")

INVESTMENT LIMITATIONS

     The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or such Fund, or (b) 67% or more of the shares of the Company or such Fund present at a meeting if more than 50% of the outstanding shares of the Company or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to a Fund may be changed by the Company's Board of Directors without shareholder approval.

     The following investment limitations are fundamental with respect to each of the Funds. Each Fund may not:

     1. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) the Energy and Natural Resources Fund may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Real Estate Fund may lend portfolio securities in accordance with its investment objective and policies; and

     2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) with respect to the Energy and Natural Resources Fund, there is no limitation with respect to securities of companies in the energy and other natural resources groups of industries or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) with respect to the Real Estate Fund: (a) the Fund will concentrate its investments in the securities of issuers principally engaged in the real estate business, (b) there is no limitation with respect to securities issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities, and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

     The following investment limitations are fundamental with respect to the Energy and Natural Resources Fund. The Fund may not:

     3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

     5. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security;

     6. Purchase or sell commodities or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may, in accordance with its investment objective and policies, (i) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments, (ii) enter into commodity futures contracts and other futures contracts, (iii) enter into options on commodities and futures contracts, (iv) invest in gold and other precious metal bullion and coins, and (v) enter into forward contracts on foreign currencies and precious metals; and

     7. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge.

     The following investment limitations are operating policies with respect to the Energy and Natural Resources Fund. The Fund may not:

     8. Purchase securities on margin, make short sales of securities, or maintain a short position;

     9. Invest in companies for the purpose of exercising management or control; and

     10. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

     The following investment limitations are fundamental with respect to the Real Estate Fund. The Fund may not:

     11. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge;

     12. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

     13. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may hold and sell any real estate it acquires as a result of the Fund's ownership of such securities;

     14. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; and

     15. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options.

     The following investment limitations are operating policies with respect to the Real Estate Fund. The Fund may not:

     16. Purchase securities on margin, make short sales of securities, or maintain a short position;

     17. Invest in companies for the purpose of exercising management or control; and

     18. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

                                *    *    *

     The Funds may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. In addition, the Real Estate Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. These investment policies may be changed by the Company's Board of Directors without shareholder approval.

     For the purpose of Investment Limitation Nos. 4 and 13, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

     In addition to the above investment limitations, each Fund currently intends to refrain from entering into arbitrage transactions.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's investments will not constitute a violation of such limitation.


     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

     At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

     In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

     The net asset value of each Fund is determined and the shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Adviser are open for trading (a "Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding shares.

     As described below, shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

     The Company has authorized certain brokers to accept on its behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Company. The Company will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.

     Prior to February 14, 1997, shares of the Energy and Natural Resources Fund was offered for sale with a maximum sales charge of 4.50%. For the fiscal year ended March 31, 1997, total sales charges paid by shareholders of the Energy and Natural Resources Fund was $1,141. The Distributor retained $696 of the foregoing sales charges with respect to the Fund for the fiscal year ended
March 31, 1997.

PURCHASE OF SHARES

     Shares of the Funds are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

     Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Company. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

     Customers wishing to purchase shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase shares directly from the Distributor in accordance with procedures described in the Prospectus.

     Direct Investors may purchase shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Funds, Inc., to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Funds, Inc. along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for shares with federal funds or funds immediately available to CGFSC.

     Investors may also purchase shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
              (including account number)

     Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

     Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers is $500 per Fund. The minimum subsequent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. The Company reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund shares.

REDEMPTION PROCEDURES

          A request for the redemption of shares will receive the net asset value per share next computed after the request is received in good order by the Company's sub-transfer agent or an authorized broker or designated intermediary.

          Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

     Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

     A written redemption request to CGFSC must (i) state the number of shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

     CGFSC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

     Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

     In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Company c/o CGFSC, at the address listed above. Such requests must be signed by the Direct Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

     CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Company, CGFSC or the Distributor. The Company, CGFSC, and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

     If any portion of the shares to be redeemed represents an investment made by personal check, the Company and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

     Except as described in "Investor Programs" below, Investors may be required to redeem shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her shares to the extent necessary to maintain the required minimum balance.

OTHER REDEMPTION INFORMATION

     The Company may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

     In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

     The Company reserves the right to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

     Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund acquiring such securities.


                               INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN

     An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

     (1)  A fixed-dollar withdrawal;


     (2)  A fixed-share withdrawal;


     (3) A fixed-percentage withdrawal (based on the current value of the account); or


     (4) A declining-balance withdrawal.


     Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

     Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Company or Excelsior Tax-

Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with the Company, the "Companies") or for Shares of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

     Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

RETIREMENT PLANS

     Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

         IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

          Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

          Keogh Plans for self-employed individuals.

     Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

     The Automatic Investment Program permits Investors to purchase shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

     The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

ADDITIONAL INFORMATION

     Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.

                  DESCRIPTION OF CAPITAL STOCK

     The Company's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into 41 series of shares representing interests in 17 investment portfolios.

     Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Company's Board of Directors.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

     Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

     The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

     Certificates for shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional shares.


                             MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The business and affairs of the Funds are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
Name and Address                              the Company                       Other Affiliations
----------------                              -------------                     ------------------------
 Frederick S. Wonham(1)                       Chairman of the                   Retired; Director of the Company and Excelsior
 238 June Road                                Board, President                  Tax-Exempt Fund (since 1995); Trustee of Excelsior
 Stamford, CT  06903                          and Treasurer                     Funds and Excelsior Institutional Trust (since
 Age: 67                                                                        1995); Vice Chairman of U.S. Trust Corporation and
                                                                                U.S. Trust New York (from February 1990 until
                                                                                September 1995); and Chairman, U.S. Trust Company
                                                                                (from March 1993 to May 1997).

 Donald L. Campbell                           Director                          Retired; Director of the Company and Excelsior
 333 East 69th Street                                                           Tax-Exempt Fund (since 1984); Director of UST
 Apt. 10-H                                                                      Master Variable Series, Inc. (from 1994 to June
 New York, NY 10021                                                             1997); Trustee of Excelsior Institutional Trust
 Age: 72                                                                        (since 1995); and Director, Royal Life Insurance
                                                                                Co. of New York (since 1991).

 Rodman L. Drake                              Director                          Director of the Company and Excelsior Tax-Exempt
 Continuation Investments Group, Inc.                                           Fund (since 1996); Trustee of Excelsior
 1251 Avenue of the Americas                                                    Institutional Trust and Excelsior Funds (since
 9th Floor                                                                      1994); Director, Parsons Brinkerhoff Energy
 New York, NY  10020                                                            Services Inc. (since 1996); Director, Parsons
 Age: 55                                                                        Brinkerhoff, Inc. (engineering firm) (since 1995);
                                                                                President, Continuation Investments Group, Inc.
                                                                                (since 1997); President, Mandrake Group
                                                                                (investment and consulting firm) (1994-1997);
                                                                                Director, Hyperion Total Return Fund, Inc. and
                                                                                four other funds for which Hyperion Capital
                                                                                Management, Inc. serves as investment adviser
                                                                                (since 1991); Co-Chairman, KMR Power Corporation
                                                                                (power plants) (from 1993 to 1996); Director, The
                                                                                Latin America Smaller Companies Fund, Inc. (since
                                                                                1993); Member of Advisory Board, Argentina Private
                                                                                Equity Fund L.P. (from 1992 to 1996) and Garantia
                                                                                L.P. (Brazil) (from 1993 to 1996); and Director,
                                                                                Mueller Industries, Inc. (from 1992 to 1994).


-------------
1. This director is considered to be an "interested person" of the Company as defined in the 1940 Act.

                                      -32-


                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
Name and Address                              the Company                       Other Affiliations
----------------                              -------------                     ------------------------
 Joseph H. Dugan                              Director                          Retired; Director of the Company and Excelsior
 913 Franklin Lake Road                                                         Tax-Exempt Fund (since 1984); Director of UST
 Franklin Lakes, NJ  07417                                                      Master Variable Series, Inc. (from 1994 to June
 Age: 73                                                                        1997); and Trustee of Excelsior Institutional
                                                                                Trust (since 1995).

 Wolfe J. Frankl                              Director                          Retired; Director of the Company and Excelsior
 2320 Cumberland Road                                                           Tax-Exempt Fund (since 1986); Director of UST
 Charlottesville, VA  22901                                                     Master Variable Series, Inc. (from 1994 to June
 Age: 77                                                                        1997); Trustee of Excelsior Institutional Trust
                                                                                (since 1995); Director, Deutsche Bank Financial,
                                                                                Inc. (since 1989); Director, The Harbus
                                                                                Corporation (since 1951); and Trustee, HSBC Funds
                                                                                Trust and HSBC Mutual Funds Trust (since 1988).

 W. Wallace McDowell, Jr.                     Director                          Director of the Company and Excelsior Tax-Exempt
 c/o Prospect Capital Corp.                                                     Fund (since 1996); Trustee of Excelsior
 43 Arch Street                                                                 Institutional Trust and Excelsior Funds (since
 Greenwich, CT  06830                                                           1994); Private Investor (since 1994); Managing
 Age: 61                                                                        Director, Morgan Lewis Githens & Ahn (from 1991 to
                                                                                1994); and Director, U.S. Homecare Corporation
                                                                                (since 1992), Grossmans, Inc. (from 1993 to 1996),
                                                                                Children s Discovery Centers (since 1984), ITI
                                                                                Technologies, Inc. (since 1992) and Jack Morton
                                                                                Productions (since 1987).

 Jonathan Piel                                Director                          Director of the Company and Excelsior Tax-Exempt
 558 E. 87th Street                                                             Fund  (since 1996); Trustee of Excelsior
 New York, NY  10128                                                            Institutional Trust and Excelsior Funds (since
 Age: 59                                                                        1994); Vice President and Editor, Scientific
                                                                                American, Inc. (from 1986 to 1994); Director,
                                                                                Group for The South Fork, Bridgehampton, New York
                                                                                (since 1993); and Member, Advisory Committee,
                                                                                Knight Journalism Fellowships, Massachusetts
                                                                                Institute of Technology (since 1984).


                                      -33-


                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
Name and Address                              the Company                       Other Affiliations
----------------                              -------------                     ------------------------
 Robert A. Robinson                           Director                          Director of the Company and Excelsior Tax-Exempt
 Church Pension Fund                                                            Fund (since 1987); Director of UST
 800 Second Avenue                                                              Master Variable Series, Inc. (from 1994 to June
 New York, NY  10017                                                            1997); Trustee of Excelsior Institutional Trust
 Age: 72                                                                        (since 1995); President Emeritus, The Church
                                                                                Pension Fund and its affiliated companies (since
                                                                                1966); Trustee, H.B. and F.H. Bugher Foundation
                                                                                and Director of its wholly owned subsidiaries --
                                                                                Rosiclear Lead and Flourspar Mining Co. and The
                                                                                Pigmy Corporation (since 1984); Director,
                                                                                Morehouse Publishing Co. (1974-1998); Trustee,
                                                                                HSBC Funds Trust and HSBC Mutual Funds Trust
                                                                                (since 1982); and Director, Infinity Funds, Inc.
                                                                                (since 1995).

 Alfred C. Tannachion(2)                      Director                          Retired; Director of the Company and Excelsior
 6549 Pine Meadows Drive                                                        Tax-Exempt Fund (since 1985); Chairman of the
 Spring Hill, FL  34606                                                         Board of Excelsior Fund and Excelsior Tax-Exempt
 Age: 72                                                                        Fund (1991-1997) and Excelsior Institutional Trust
                                                                                (1996-1997); President and Treasurer of Excelsior
                                                                                Fund and Excelsior Tax-Exempt Fund (1994-1997) and
                                                                                Excelsior Institutional Trust (1996-1997);
                                                                                Chairman of the Board, President and Treasurer of

 W. Bruce McConnel, III                       Secretary                         Partner of the law firm of Drinker
 Philadelphia National                                                          Biddle & Reath LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 55

 Michael P. Malloy                            Assistant Secretary               Partner of the law firm of Drinker Biddle & Reath
 Philadelphia National                                                          LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 40

----------------
2.  This director is considered to be an "interested person" of the Company as defined in the 1940 Act.



                                      -34-



                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
Name and Address                              the Company                       Other Affiliations
----------------                              -------------                     ------------------------
 Edward Wang                                  Assistant                         Manager of Blue Sky Compliance, Chase Global Funds
 Chase Global Funds                           Secretary                         Services Company (November 1996 to present); and
  Services Company                                                              Officer and Manager of Financial Reporting,
 73 Tremont Street                                                              Investors Bank & Trust Company (January 1991 to
 Boston, MA  02108-3913                                                         November 1996).
 Age: 37

 John M. Corcoran                             Assistant                         Vice President, Director of Fund Administration,
 Chase Global Funds                           Treasurer                         Chase Global Funds Services Company (since April
   Services Company                                                             1998); Vice President, Senior Manager of Fund
 73 Tremont Street                                                              Administration, Chase Global Funds Services
 Boston, MA  02108-3913                                                         Company (from July 1996 to April 1998); Second
 Age: 33                                                                        Vice President, Manager of Fund Administration,
                                                                                Chase Global Funds Services Company (from October
                                                                                1993 to July 1996); and Audit Manager, Ernst &
                                                                                Young LLP (from August 1987 to September 1993).

    Each director of the Company receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Company. The employees of CGFSC do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Company. As of ________, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.

     The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.

                                                    Pension or
                                                    Retirement         Total Compensation
                                 Aggregate        Benefits Accured     from the Company
Name of                      Compensation from        as Part of       and Fund Complex*
Person/Position                 the Company         Fund Expenses       Paid to Directors
---------------              -----------------    ----------------     -------------------
Donald L. Campbell
Director                          $_______             None             $_______(3)**

Rodman L. Drake
Director                          $_______             None             $_______(4)**

Joseph H. Dugan
Director                          $_______             None             $_______(3)**

Wolfe J. Frankl
Director                          $_______             None             $_______(3)**

W. Wallace McDowell, Jr.
Director                          $_______             None             $_______(4)**

Jonathan Piel
Director                          $_______             None             $_______(4)**

Robert A. Robinson
Director                          $_______             None             $_______(3)**

Alfred C. Tannachion
Director                          $_______             None             $_______(3)**

Frederick S. Wonham
Chairman of the Board,
President and Treasurer           $_______             None             $_______(4)**


-------------------
* The "Fund Complex" consists of the Company, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.
** Number of investment companies in the Fund Complex for which director served as director or trustee.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     U.S. Trust New York and U.S. Trust Company (collectively with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

     Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Energy and Natural Resources Fund pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Fund.

     For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.60% of the average daily net assets of the Energy and Natural Resources Fund, and 1.00% of the average daily net assets of the Real Estate Fund.

     From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.

     For the fiscal year ended March 31, 1999, the Company paid U.S. Trust advisory fees of $________ and $________ with respect to the Energy and Natural Resources and Real Estate Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $________ and $________ with respect to the Energy and Natural Resources and Real Estate Funds, respectively.

     For the fiscal year or period ended March 31, 1998, the Company paid U.S. Trust advisory fees of $225,193 and $109,381 with respect to the Energy and Natural Resources and Real Estate Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $30,724 and $28,552 with respect to the Energy and Natural Resources and Real Estate Funds, respectively.

     For the fiscal year ended March 31, 1997, the Company paid U.S. Trust New York advisory fees of $165,176 with respect to the Energy and Natural Resources Fund. For the same period, U.S. Trust New York waived advisory fees totaling $12,264 with respect to the Energy and Natural Resources Fund.

     The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

     CGFSC, Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Company (collectively, the "Administrators") serve as the Company's administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

     Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Company's administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for the Company.

     The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except for the international portfolios of the Company and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Company and Excelsior Institutional Trust) as follows:

           COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
          OF THE COMPANY, EXCELSIOR TAX-EXEMPT FUND AND
            EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING
           THE INTERNATIONAL PORTFOLIOS OF THE COMPANY
               AND EXCELSIOR INSTITUTIONAL TRUST)

                                                       ANNUAL FEE
First $200 million......................................  0.200%
Next $200 million.......................................  0.175%
Over $400 million.......................................  0.150%

     Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

     For the fiscal year or period ended March 31, 1999, the Company paid CGFSC, Federated Administrative Services and U.S. Trust $________ and $________ in the aggregate with respect to the Energy and Natural Resources and Real Estate Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived administration fees totaling $________ and $________ with respect to the Energy and Natural Resources and Real Estate Funds, respectively

     For the fiscal year or period ended March 31, 1998, the Company paid CGFSC, Federated Administrative Services and U.S. Trust $63,037 and $20,453 in the aggregate with respect to the Energy and Natural Resources and Real Estate Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived administration fees totaling $2,222 and $0 with respect to the Energy and Natural Resources and Real Estate Funds, respectively.

     For the fiscal year ended March 31, 1997, the Company paid CGFSC, Federated Administrative Services and U.S. Trust New York $45,467 in the aggregate with respect to the Energy and Natural Resources Fund. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $6 with respect to the Energy and Natural Resources Fund.

BANKING LAWS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

     The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

     The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

     Any material amendment to the Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

     For the fiscal year ended March 31, 1999, payments to Shareholder Organizations totaled $________ and $________ with respect to the Energy and Natural Resources and Real Estate Funds, respectively. Of these amounts, $________ and $________ were paid to affiliates of U.S. Trust with respect to the Energy and Natural Resources and Real Estate Funds, respectively.

     For the fiscal year or period ended March 31, 1998, payments to Shareholder Organizations totaled $29,091 and $1,794 with respect to the Energy and Natural Resources and

Real Estate Funds, respectively, of which $21,008 and $1,794, respectively, was paid to affiliates of U.S. Trust.

     For the fiscal year ended March 31, 1997, payments to Shareholder Organizations totaled $12,270 with respect to the Energy and Natural Resources Fund, all of which was paid to affiliates of U.S. Trust.

EXPENSES

     Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

CUSTODIAN AND TRANSFER AGENT

     The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

     U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

     U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Company for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS

     Subject to the general control of the Company's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

     The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

     To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

     For the fiscal year ended March 31, 1999, the Energy and Natural Resources and Real Estate Funds paid brokerage commissions aggregating $________ and $________, respectively, of which $________ and $________ were paid to affiliates of U.S. Trust.

     For the fiscal year ended March 31, 1998, the Energy and Natural Resources Fund paid brokerage commissions aggregating $122,934, of which $630 was paid to UST Securities Corp., an affiliate of U.S. Trust. For the same period, the percentage of total commissions paid by the Energy and Natural Resources Fund to UST Securities Corp. was 0.51%, and the percentage of the total amount of the Energy and Natural Resources Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was 0.62%. For the same period, the average commissions per share paid by the Energy and Natural Resources Fund to UST Securities Corp. and other unaffiliated brokers were $0.09 and $0.08, respectively.

     For the fiscal period ended March 31, 1998, the Real Estate Fund paid brokerage commissions aggregating $103,563, none of which were paid to affiliates of U.S. Trust.

     For the fiscal year ended March 31, 1997, the Energy and Natural Resources Fund paid brokerage commissions aggregating $108,284, of which $3,330 was paid to UST Securities Corp. For the same period, the percentage of total brokerage commissions paid by the Energy and Natural Resources Fund to UST Securities Corp. was 3.08%, and the percentage of the total amount of the Energy and Natural Resources Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was 4.19%. For the same period, the average commissions per share paid by the Energy and Natural Resources Fund to UST Securities Corp. and other unaffiliated brokers were $0.09 and $0.08, respectively.

     Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

     The Investment Advisory Agreements between the Company and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

     In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

     Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

     During the fiscal year ended March 31, 1999, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions are as follows:


FUND                               AMOUNT OF TRANSACTIONS      RELATED COMMISSION
Energy and Natural Resources Fund       $_______                   $_______
Real Estate Fund                        $_______                   $_______

     Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

     Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

     The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1999, the following Funds held the following securities of the Company's regular brokers or dealers or their parents: ____________.


                               PORTFOLIO VALUATION

     Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Gold and silver bullion held by the Energy and Natural Resources Fund will be valued at the last spot settlement price on the Commodity Exchange, Inc., and platinum and palladium bullion will be valued at the last spot settlement price or, if not available, the settlement price of the nearest contract month on the New York Mercantile Exchange. Restricted securities and securities, precious metals or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Company's Board of Directors.

     Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by a Fund may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the shares may be significantly affected on days when investors can neither purchase nor redeem the Fund's shares. The Company's administrators have undertaken to price the securities in the Funds' portfolio, and may use one or more independent pricing services in connection with this service.

                              INDEPENDENT AUDITORS

     _______________, independent auditors, [ADDRESS] , serve as auditors of the Company. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended ______________ incorporated by reference in this Statement of Additional Information have been audited by _______________ for the periods included in their reports thereon which appear therein.



                                     COUNSEL

     Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Mr. Malloy, Assistant Secretary of the Company, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Company and will pass upon the legality of the shares offered by the Prospectus.


                     ADDITIONAL INFORMATION CONCERNING TAXES

     The following supplements the tax information contained in the Prospectus.

     Each Fund qualified for its last taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and expects to so qualify in future years. Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, such Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

     Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its income (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

     With respect to the Real Estate Fund, the dividends received deduction is not available for dividends attributable to distributions made by a REIT to the Fund. In addition, distributions paid by REITs often include a "return of capital." The Code requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of "non-cash" expenses such as property depreciation, an equity REIT's cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the distribution is deemed a return of capital, and is generally not taxable to shareholders. However, if shareholders receive a return of capital, the basis of their shares is decreased by the amount of such return of capital. This, in turn, affects the capital gain or loss realized when shares of the Fund are exchanged or sold. If the Real Estate Fund makes distributions in excess of its earnings, a shareholder's basis in the Fund will be reduced by the amount of such return of capital if such shareholder elects to receive distributions in cash (as opposed to having them reinvested in additional shares of the Fund). If a shareholder's basis is reduced to zero, any further return of capital distribution is taxable as a capital gain.

     Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Such distributions are not eligible for the dividends received deduction. Upon the sale or exchange of shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

     Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

     An Investor considering buying shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

     A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. Generally, a shareholder may include sales charges incurred upon the purchase of shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges otherwise applicable to the new shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares.

     Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. Since qualifying income does not include income derived from the sale or other disposition of precious metals, the extent to which the Energy and Natural Resources Fund invests in precious metals may be limited. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

     A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

     The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

STATE AND LOCAL

     Purchasers are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the federal income tax law described above.

                     PERFORMANCE INFORMATION

     The Funds may advertise the "average annual total return" for their shares. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commencement of a Fund's operations, or on a year-by-year basis). The average annual total return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                    to the power of 1/n
                                ERV
                         T = [(-----) - 1]
                                 P

          Where:    T   = average annual total return.

                    ERV = ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                    P   = hypothetical initial payment of $1,000.

                    n   = period covered by the computation, expressed in years.

     Each Fund may also advertise the "aggregate total return" for its shares for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. The aggregate total return is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                     ERV
         Aggregate Total Return = [(------)] - 1
                                       P

     The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     Based on the foregoing calculations, the average annual total returns for the shares of the Energy and Natural Resources and Real Estate Funds for the one year period ended March 31, 1999 were _____% and _____%, respectively. The average annual total returns for the shares of the Energy and Natural Resources Fund for the five year period ended March 31, 1999 was _____%. The average annual total return for the shares of the Energy and Natural Resources Fund for the period from December 31, 1992 (commencement of operations) to March 31, 1999 was ____%. The average annual total return for the shares of the Real Estate Fund for the period October 1, 1997 (commencement of operations) to March 31, 1999 was ____%.

     The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     The total return of the Funds may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. The total return of the Real Estate Fund may be compared to the S&P REIT Index, an unmanaged index of over 100 publicly-traded equity, mortgage and hybrid REITs which have high levels of liquidity and market capitalizations of at least $100 million, or the Morgan Stanley REIT Index, an unmanaged index of all publicly-traded equity REITs (except health care REITs) which have total market capitalizations of at least $100 million and are considered liquid. Total return and yield data as reported in national financial publications such as MONE MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

     The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     The Real Estate Fund may advertise the standardized effective 30-day (or one month) yield calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for the Fund according to the following formula:

                          a-b       6
           Yield = 2 [(-------- + 1)  - 1]
                          cd

      Where:        a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = average daily number of shares outstanding that were entitled to receive dividends.

                    d = maximum offering price per share on the last day of the period.

     For the purpose of determining interest earned during the period (variable "a" in the formula), the Real Estate Fund will compute the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. The Fund will calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

     Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Real Estate Fund to all shareholder accounts and to the particular series of shares in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula). Based on the foregoing calculations, the Real Estate Fund's standardized effective yield for the 30- day period ended March 31, 1999 was ____%.

     Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an invest in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of performance and yield.


                                 MISCELLANEOUS

     As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining a Fund's net asset value, assets allocable to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the

Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

     As of _____, 1999, U.S. Trust and its affiliates held of record substantially all of the Company's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of May 19, 1999, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding shares of a Fund were as follows: ENERGY AND NATURAL RESOURCES FUND: Charles Schwab & Co., Inc., Special Custody A/C For Benefit of Customers, Attn:
Mutual Funds, 101 Montgomery Street, San Francisco, California 94104, 23.6%; REAL ESTATE FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 10.55% and Eugene Higgins Residuary, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 8.71%

                              FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended ____________ (the "____ Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the ____ Annual Report are incorporated by reference herein. The financial statements included in the ____ Annual Report for the Funds have been audited by the Company's independent auditors, _______________, whose reports thereon also appear in the ____ Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ____ Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic ranking category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC" and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality and lack of margins of protection.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                      EXCELSIOR FUNDS, INC.

                       International Fund
                       Latin America Fund
                        Pacific/Asia Fund
                        Pan European Fund
                      Emerging Markets Fund





               STATEMENT OF ADDITIONAL INFORMATION




                         August 1, 1999





     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. dated August 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     The audited financial statements and related report of ________________, independent auditors, contained in the annual report to the Funds' shareholders for the fiscal year ended _____________ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling (800) 446-1012.

                        TABLE OF CONTENTS

                                                                PAGE

CLASSIFICATION AND HISTORY......................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.....................1
     Foreign Investment Risks...................................1
     Additional Investment Policies.............................4
     Additional Information on Portfolio Instruments............6
     Investment Limitations....................................19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION.................22
     Purchase of Shares........................................24
     Redemption Procedures.....................................25
     Other Redemption Information..............................28
INVESTOR PROGRAMS..............................................28
     Systematic Withdrawal Plan................................28
     Exchange Privilege........................................29
     Retirement Plans..........................................30
     Automatic Investment Program..............................30
     Additional Information....................................31
DESCRIPTION OF CAPITAL STOCK...................................31
MANAGEMENT OF THE FUNDS........................................33
     Directors and Officers....................................33
     Investment Advisory and Administration Agreements.........39
     Banking Laws..............................................41
     Shareholder Organizations.................................41
     Expenses..................................................42
     Custodian and Transfer Agent..............................43
PORTFOLIO TRANSACTIONS.........................................44
PORTFOLIO VALUATION............................................46
INDEPENDENT AUDITORS...........................................47
COUNSEL........................................................47
ADDITIONAL INFORMATION CONCERNING TAXES........................47
     Generally.................................................47
PERFORMANCE INFORMATION........................................49
MISCELLANEOUS..................................................51
FINANCIAL STATEMENTS...........................................52
APPENDIX A....................................................A-1

                           CLASSIFICATION AND HISTORY

     Excelsior Funds, Inc. (the "Company") is an open-end, management investment company. Each Fund is a separate series of the Company and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland Corporation on August 2, 1984. Prior to December 28, 1995, the Company was known as "UST Master Funds, Inc." Prior to August 1, 1997, the Latin America Fund was known as the Emerging Americas Fund.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

     The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each of the International, Latin America, Pacific/Asia and Pan European Funds may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below). The investment objective of the Emerging Markets Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

FOREIGN INVESTMENT RISKS

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the U.S. The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. corporations and the Funds might have greater difficulty taking appropriate legal action in a foreign court than in a U.S. court.

     Investing in securities of issuers located in developing or emerging market countries may impose greater risks not typically associated with investing in more established markets. For example, in many emerging markets there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in more established markets. Securities traded in certain emerging markets may also be subject to risks due to the inexperience of financial intermediaries, the lack of modern technology, and the lack of a sufficient capital base to expand business operations. Developing countries may also impose restrictions on a Fund's ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund. In addition, some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries also face serious exchange restraints and their currencies may not be internationally traded.

     Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect private sector companies, a Fund and the value of its securities. The leadership or policies of emerging market countries may also halt the expansion of or reverse the liberalization of foreign investment policies and adversely affect existing investment opportunities. Certain developing countries are also among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk. Countries such as certain Eastern European countries also involve the risk of reverting to a centrally planned economy.

     Foreign securities markets also have different registration, clearance and settlement procedures. Registration, clearance and settlement of securities in developing countries involve risks not associated with securities transactions in the United States and other more developed markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in registration, clearance or settlement could result in temporary periods when assets of a Fund are uninvested and no return is earned thereon. The inability of a Fund to make intended security purchases due to registration, clearance or settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to registration, clearance or settlement problems could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     As an example, the registration, clearing and settlement of securities transactions in Russia are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of shares in Russian companies is reflected by entries in share registers maintained by registrar companies or the companies themselves, and the issuance of extracts of the register, although the evidentiary value of such extracts is uncertain. Formal share certificates may be obtained in certain limited cases. Russian share registers may be unreliable, and a Fund could possibly lose its registration through oversight, negligence or fraud. Russia also lacks a centralized registry to record securities transactions and registrar companies are located throughout Russia. There can be no assurance that registrar companies will provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. These practices may also prevent a Fund from investing in the securities of certain

Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian securities by a Fund if the company deems a purchaser unsuitable, which may expose the Fund to potential loss on its investment.

     From time to time, a Fund may invest a significant portion of its total assets in the securities of issuers located in the same country. Investment in a particular country of a significant portion of a Fund's total assets will make the Fund's performance more dependent upon the political and economic circumstances of that country than a mutual fund that is more geographically diversified.

     Dividends and interest payable on a Fund's foreign portfolio securities may be subject to foreign withholding taxes. Each Fund also may be subject to taxes on trading profits in some countries. In addition, some countries have a transfer or stamp duties tax on certain securities transactions. The imposition of these taxes will increase the cost to a Fund of investing in any country imposing such taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under the federal income tax provisions, they may reduce the net return to the Fund's shareholders. Investors should also understand that the expense ratio of the Funds can be expected to be higher than those of funds investing in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

     The introduction of a single currency, the euro, on January 1, 1999 for participating nations in the European Economic and Monetary Union presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates for currencies being converted into the euro; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2001 and beyond; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries in the European Union ("EU"), such as the United Kingdom and Denmark, into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro. These or other factors, including political and economic risks, could cause market disruptions, and could adversely affect the value of securities held by a Fund.

     The Latin American economies have experienced considerable difficulties in the past decade. Although there have been significant improvements in recent years, the Latin American economies continue to experience significant problems, including high inflation rates and high interest rates. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. The emergence of the Latin American economies and securities markets will require continued economic and fiscal discipline which has been lacking at times in the past, as well as stable political and social conditions. There is no assurance that economic initiatives will be successful. Recovery may also be influenced by international economic conditions, particularly those in the United States, and by world prices for oil and other commodities.

     The extent of economic development, political stability and market depth of different countries in the Pacific/Asia region varies widely. Certain countries in the region are either comparatively underdeveloped or are in the process of becoming developed, and investments in the securities of issuers in such countries typically involve greater potential for gain or loss than investments in securities of issuers in more developed countries. Certain countries in the region also depend to a large degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices which, in turn, may be affected by a variety of factors. The Pacific/Asia Fund may be particularly sensitive to changes in the economies of certain countries in the Pacific/Asia region resulting from any reversal of economic liberalization, political unrest or the imposition of sanctions by the United States or other countries.

ADDITIONAL INVESTMENT POLICIES

     In determining the preferred allocation of investments of the Funds among various geographic regions and countries, the Adviser will consider, among other things, regional and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing interest rates, the historical patterns of government regulation of the economy and the outlook for currency relationships.

     The International Fund does not intend to have, at any time, a specified percentage of its assets invested either for growth or for income, and all or any portion of its assets may be allocated among these two components based on the Adviser's analysis of the prevailing market conditions. Although the Fund will seek to realize its investment objective primarily through investments in foreign equity securities, it may, from time to time, assume a defensive position by allocating all or any portion of its assets to foreign debt obligations. While there are no prescribed limits on geographic distribution, the Fund will normally include in its portfolio securities of issuers collectively having their principal business in no fewer than three foreign countries.

     Under normal circumstances, each of the Latin America, Pacific/Asia and Pan European Funds (collectively, the "Regional Funds") will invest at least 65% of its total assets in securities of issuers based in its targeted region. A company is "based in" a region if it derives more than half of its assets, revenues or profits from such region. The Regional Funds currently do not expect to invest more than 25% of their total assets in the securities issued by any single foreign government. Any such investment would subject the particular Regional Fund to the risks presented by investing in securities of such foreign government to a greater extent than it would if that Fund's assets were not so concentrated.

     Under normal market and economic conditions, at least 75% of the International and each Regional Fund's assets will be invested in foreign securities. Foreign securities include common stock, preferred stock, securities convertible into common stock, warrants, bonds, notes and other debt obligations issued by foreign entities, as well as shares of U.S. registered investment companies that invest primarily in foreign securities. Foreign debt securities purchased by a Fund may include obligations issued in the Eurocurrency markets and obligations of foreign governments and their political subdivisions. In addition, each Fund may invest in U.S. government obligations, including the when-issued securities of such issuers, and obligations issued by U.S. companies which are either denominated in foreign currency and sold abroad or, if denominated in U.S. dollars, payment on which is determined by reference to some other foreign currency.

     Convertible and non-convertible debt securities purchased by the International and Regional Funds will be rated "investment grade" (i.e., classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P")) or, if unrated, determined by the Adviser to be of comparable quality. Debt obligations rated in the lowest of the top four "investment grade" ratings ("Baa" by Moody's and "BBB" by S&P) are considered to have some speculative characteristics and may be more sensitive to adverse economic change than higher rated securities. Each Fund will sell in an orderly fashion as soon as possible any convertible and non-convertible debt securities it holds if they are downgraded below "Baa" by Moody's or below "BBB" by S&P. Foreign securities are generally unrated. In purchasing foreign equity securities, the Adviser will look generally to established foreign companies. Each Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Funds' portfolio transactions will be effected in the primary trading market for the given security.

     Under normal conditions, at least 65% of the Emerging Markets Fund's total assets will be invested in emerging country equity securities. While there are no prescribed limited on its geographic distribution, the Fund will normally invest in securities of issuers from at least three different emerging countries. With respect to the Fund, equity securities include common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, and sponsored and unsponsored depository receipts and other similar instruments. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The countries in which the Fund may invest include, but are not limited to: Argentina; Botswana; Brazil; Chile; China; Colombia; Ghana; Greece; Hong Kong; Hungary; India; Indonesia; Israel; Jamaica; Jordan; Kenya; Malaysia; Mexico; Morocco; Nigeria; Pakistan; Peru; Philippines; Poland; Portugal; Russia; South Africa; South Korea; Sri Lanka; Taiwan; Thailand; Turkey; Venezuela; and Zimbabwe.

     As markets in other countries develop, the Emerging Markets Fund may expand and further diversify the emerging countries in which it invests. The Fund generally intends to invest only in securities in countries where the currency is freely convertible to U.S. dollars.

     An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics: (i) its principal securities trading market is in an emerging country; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

     To the extent that the Emerging Markets Fund's assets are not invested in emerging country equity securities, the remainder of its assets may be invested in: (i) debt securities denominated in the currency of an emerging country or issued or guaranteed by an emerging country company or the government of an emerging country; (ii) equity or debt securities of corporate or governmental issuers located in industrialized countries; (iii) short-term medium-term debt securities; and (iv) other securities described below under "Additional Information on Portfolio Instruments." When deemed appropriate by the Adviser, the Fund may invest up to 10% of its total assets in lower quality debt securities. Lower quality debt securities, also known as "junk bonds," are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than those of higher quality securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities in the lowest quality category may present the risk of default, or may be in default.

     Additional risks associated with lower-rated fixed income securities are
(a) the relative youth and growth of the market for such securities, (b) the relatively low trading market liquidity for the securities, (c) the impact that legislation may have on the high-yield bond market (and, in turn, on the Fund's net asset value and investment practices), (d) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities and (e) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly-leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated security held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market.

     Under unusual economic and market conditions, each Fund may restrict the securities markets in which its assets are invested and may invest all or a major portion of its assets in U.S. government obligations or in U.S. dollar-denominated securities of U.S. companies. During normal market conditions, up to 25% of each Fund's assets may also be held on a continuous basis in cash or invested in U.S. money market instruments to meet redemption requests or to take advantage of emerging investment opportunities.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

     FORWARD CURRENCY TRANSACTIONS

     Each Fund will conduct its currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts described below; however, unlike futures contracts, which are traded on recognized commodities exchanges, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

     A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. The Adviser does not expect to hedge positions as a routine investment technique, but anticipates hedging principally with respect to specific transactions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

     The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

     At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

     GOLD BULLION

     Each Fund may invest up to 5% of its total assets in gold bullion by purchasing gold bars primarily of standard weight (approximately 400 troy ounces) at the best available prices in the New York bullion market. However, the Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. Gold bullion is valued by the Funds at the mean between the closing bid and asked prices in the New York bullion market as of the close of the New York Stock Exchange each business day. When there is no readily available market quotation for gold bullion, the bullion will be valued by such method as determined by the Company's Board of Directors to best reflect its fair value. For purpose of determining net asset value, gold held by a Fund, if any, will be valued in U.S. dollars. Investments in gold will not produce dividends or interest income, and the Funds can look only to price appreciation for a return on such investments.

     MONEY MARKET INSTRUMENTS

     "Money market instruments" which may be purchased by each Fund in accordance with its policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation.

Bank obligations also include U.S. dolla denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

     Investments by a Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by each Fund.

     Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, each Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods when a Fund is not entitled to exercise its demand rights, and a Fund could, for this or other reasons, suffer a loss with respect to such instrument.

     REPURCHASE AGREEMENTS


     Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Company's Board of Directors. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations discussed below under "Illiquid Securities."

     The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

     The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

     SECURITIES LENDING

     To increase return on its portfolio securities, each Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

     When a Fund lends its portfolio securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

     GOVERNMENT OBLIGATIONS


     Examples of the types of U.S. government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration.

     OPTIONS


     The Regional Funds and Emerging Markets Fund may purchase put and call options for hedging purposes or to increase total return. Such purchases would be in an amount not exceeding 5% of each Fund's net assets. Such options may or may not be listed on a U.S. or foreign exchange and issued by the Options Clearing Corporation, and may relate to particular securities, various stock or bond indices or foreign currencies. Unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default.

     Purchase of options is a highly specialized activity which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security or the value of a foreign currency increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities or currency, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities or currency. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security or currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security or currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security or currency. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

     In addition, each Fund may engage in writing covered call options (options on securities owned by such Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a U.S. or foreign exchange and may or may not be issued by Options Clearing Corporation. The aggregate value of the securities subject to options written by a Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

     When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

     FUTURES CONTRACTS AND RELATED OPTIONS


     Each Fund may invest in futures contracts and related options. Each Fund may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

     The Funds will not engage in futures transactions for speculation, but only as a hedge against changes in market values of securities which a Fund holds or intends to purchase. In addition, a Fund may enter into futures transactions in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a currency exchange fluctuation. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by a Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by such Fund on its open futures options positions, does not exceed 5% of such Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contracts is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of each Fund's total assets may be hedged.

     Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

     Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market, currency exchange rates and other economic factors. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

     Utilization of futures transactions by a Fund involves the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     OPTIONS ON FUTURES CONTRACTS


     Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

     WHEN-ISSUED AND FORWARD TRANSACTIONS

     Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

     When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

     A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

     When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     BRADY BONDS

     The Latin America and Emerging Markets Funds may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to Latin American public and private entities for new bonds in connection with debt restructuring under a debt restructuring plan announced by former U.S. Secretary of the Treasury Nicholas F. Brady (the "Brady Plan"). Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are currently actively traded in the over-the-counter secondary market for Latin American debt instruments.

     Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter.

     All Mexican Brady Bonds issued to date, except New Money Bonds, have principal repayments at final maturity fully collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies) and interest coupon payments collateralized on an 18-month rolling-forward basis by funds held in escrow by an agent for the bondholders. Approximately half of the Venezuelan Brady Bonds issued to date have principal repayments at final maturity collateralized by U.S. Treasury zero coupon bonds (or comparable collateral in other currencies), while slightly more than half have interest coupon payments collateralized on a 14-month rolling-forward basis by securities held by the Federal Reserve Bank of New York as collateral agent.

     Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk").

     ADRS, EDRS AND GDRS

     Each Fund may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

     Each Fund may also invest indirectly in foreign securities through share entitlement certificates. Share entitlement certificates are transferable securities similar to depository receipts which are structured like global debt issues to facilitate trading on an international basis. The holder of a share entitlement certificate holds a fully collateralized obligation of the issuer the value of which is linked directly to that of the underlying foreign security.

                                  SM
     WORLD EQUITY BENCHMARK SHARES

     Each Fund may invest up to 5% of its total assets in World Equity Benchmark
      SM
Shares   issued by The Foreign Fund, Inc. ("WEBS"), closed-end funds and similar securities of other issuers. WEBS are shares of an investment company that invests substantially all of its assets in securities included in the Morgan Stanley Capital International ("MSCI") indices for specific countries. Because the expense associated with an investment in WEBS may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, U.S. Trust believes that investments in WEBS may provide a cost-effective means of diversifying a Fund's assets across a broad range of equity securities.

     The market prices of WEBS are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand of WEBS on the exchanges on which they are traded. To date, WEBS have traded at relatively modest discounts and premiums to their net assets values. However, WEBS have a limited operating history, and information is lacking regarding the actual performance and trading liquidity of WEBS for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the exchanges necessary to maintain the listing of WEBS will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting WEBS should occur in the future, the liquidity and value of a Fund's Shares could be adversely affected.

     INVESTMENT COMPANY SECURITIES

     Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. Each Fund may also purchase shares of investment companies investing primarily in foreign securities, including so called "country funds," which have portfolios consisting exclusively of securities of issuers located in one foreign country, and funds that invest in securities included in foreign security indices, such as WEBS. The Regional Funds will limit their investments in such funds to those funds which invest in the appropriate regions in light of their respective investment policies. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities. In addition to the advisory fees and other expenses each Fund bears directly in connection with its own operations, as a shareholder of another investment company, each Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, a Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative.

     BORROWING AND REVERSE REPURCHASE AGREEMENTS

     Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

     ILLIQUID SECURITIES

     No Fund will knowingly invest more than 10% (15%, with respect to the Emerging Markets Fund) of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has value the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be consider illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

     The Emerging Markets Fund may also purchase non-publicly traded securities, private placements and other restricted securities. The securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

     PORTFOLIO TURNOVER

     Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains.

     MISCELLANEOUS

     The International and Regional Funds may not invest in oil, gas or mineral leases.

INVESTMENT LIMITATIONS

     The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or such Fund, or (b) 67% or more of the shares of the Company or such Fund present at a meeting if more than 50% of the outstanding shares of the Company or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to a Fund may be changed by the Company's Board of Directors without shareholder approval.

     The following investment limitations are fundamental with respect to each Fund. A Fund may not:

     1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

     2. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

     3. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security;

     4. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

     5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, providing that (a) with respect to the International Fund, there is not limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, (b) with respect to the Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. government, and (c) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

     6. Make loans, except that (i) a Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) each of the International, Latin America, Pacific/Asia and Pan European Funds may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Emerging Markets Fund may lend portfolio securities in accordance with its investment objective and policies.

     The following investment limitations are fundamental with respect to the International Fund, but are operating policies with respect to the Latin America, Pacific/Asia, Pan European and Emerging Markets Funds. Each Fund may not:

     7. Purchase securities on margin, make short sales of securities, or maintain a short position;

     8. Invest in companies for the purpose of exercising management or control; and

     9. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

     The following investment limitations are fundamental with respect to the International Fund. The International Fund may not:

     10. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange or on foreign exchanges and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and provided that the Fund may enter into forward currency contracts in accordance with its investment objective and policies;

     11. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

     12. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that
(i) this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) the Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion; and

     13. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

     The following investment limitation is fundamental with respect to the International, Latin America, Pacific/Asia and Pan European Funds. Each of such Funds may not:

     14. Borrow money, except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes). The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge.

     The following investment limitation is fundamental with respect to the Latin America, Pacific/Asia, Pan European and Emerging Markets Funds. Each of such Funds may not:

     15. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit a Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities; and (ii) a Fund may enter into forward currency contracts, futures contracts and related options and may invest up to 5% of its total assets in gold bullion.

     The Emerging Markets Fund may not:

     16. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.


                              *          *          *

     In addition to the investment limitations described above, as a matter of fundamental policy for each Fund which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

     The International Fund will not invest more than 25% of the value of its total assets in domestic bank obligations.

     For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

     In addition to the above investment limitations, each Fund currently intends to limit its investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the Fund's net assets. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. Each Fund also intends to refrain entering into arbitrage transactions.

     The International Fund may not purchase or sell commodities except as provided in Investment Limitation No. 12 above.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.


     ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

     In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

     The net asset value of each Fund is determined and the shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Adviser are open for trading (a "Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding shares.

     As described below, shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

     The Company has authorized certain brokers to accept on its behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Company. The Company will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.

PURCHASE OF SHARES

     Shares of the Funds are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

     Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Company. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

     Customers wishing to purchase shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase shares directly from the Distributor in accordance with procedures described in the Prospectus.

     Direct Investors may purchase shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Funds Inc., to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

     Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Funds, Inc. along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or
(c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for shares with federal funds or funds immediately available to CGFSC.

     Investors may also purchase shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
              (including account number)

     Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

     Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers is $500 per Fund. The minimum subsequent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. The Company reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund shares.

REDEMPTION PROCEDURES

     A request for the redemption of shares will receive the net asset value per share next computed after the request is received in good order by the Company's sub-transfer agent or an authorized broker or designated intermediary.

     Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

     Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          A written redemption request to CGFSC must (i) state the number of shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

     CGFSC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

     Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

     In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Company c/o CGFSC, at the address listed above. Such requests must be signed by the Direct Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

     CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Company, CGFSC or the Distributor. The Company, CGFSC, and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

     If any portion of the shares to be redeemed represents an investment made by personal check, the Company and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

     During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

     Except as described in "Investor Programs" below, Investors may be required to redeem shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her shares to the extent necessary to maintain the required minimum balance.

OTHER REDEMPTION INFORMATION

     The Company may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

     In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

     The Company reserves the right to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

     Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                        INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN

     An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4) A declining-balance withdrawal.

     Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

     Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Company or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with the Company, the "Companies") or for Shares of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

     Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

     For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

RETIREMENT PLANS

     Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

     IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

     Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

     Keogh Plans for self-employed individuals.

     Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

     The Automatic Investment Program permits Investors to purchase shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

     The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

ADDITIONAL INFORMATION

     Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


     DESCRIPTION OF CAPITAL STOCK

     The Company's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into 41 series of shares representing interests in 17 investment portfolios.

     Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Company's Board of Directors.

     Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

     Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

     The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

     Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

     Certificates for shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional shares.

                             MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                Position with the                 Principal Occupation During Past 5 years and
 Name and Address                               Company                           Other Affiliations
 ----------------                               -----------------                 --------------------------------------------
 Frederick S. Wonham(1)                         Chairman of the Board,            Retired; Director of the Company and Excelsior
 238 June Road                                  President and Treasurer           Tax-Exempt Fund (since 1995);
 Stamford, CT  06903                                                              Trustee of Excelsior Funds and Excelsior
 Age: 67                                                                          Institutional Trust (since 1995); Vice Chairman
                                                                                  of U.S. Trust Corporation and U.S. Trust New York
                                                                                  (from February 1990 to September 1995); and
                                                                                  Chairman, U.S. Trust Company (from March 1993 to
                                                                                  May 1997).

 Donald L. Campbell                             Director                          Retired; Director of the Company and Excelsior
 333 East 69th Street                                                             Tax-Exempt Fund (since 1984); Director of UST
 Apt. 10-H                                                                        Master Variable Series, Inc. (from 1994 to June
 New York, NY 10021                                                               1997); Trustee of Excelsior Institutional Trust
 Age: 72                                                                          (since 1995); and Director, Royal Life Insurance
                                                                                  Co. of New York (since 1991).

----------------
1 This director is considered to be an "interested person" of the Company as defined in the 1940 Act.


                                      -33-

                                                Position with the                 Principal Occupation During Past 5 years and
 Name and Address                               Company                           Other Affiliations
 ----------------                               -----------------                 --------------------------------------------
 Rodman L. Drake                                Director                          Director of the Company and Excelsior Tax-Exempt
 Continuation Investments Group, Inc.                                             Fund (since 1996); Trustee, Excelsior
 1251 Avenue of the Americas, 9th Floor                                           Institutional Trust and Excelsior Funds (since
 New York, NY  10020                                                              1994); Director, Parsons Brinkeroff Energy
 Age:  55                                                                         Services Inc. (since 1996); Director, Parsons
                                                                                  Brinkerhoff, Inc. (engineering firm) (since
                                                                                  1995); President, Continuation Investments Group,
                                                                                  Inc. (since 1997); President, Mandrake Group
                                                                                  (investment and consulting firm) (1994 - 1997);
                                                                                  Director, Hyperion Total Return Fund, Inc. and
                                                                                  four other funds for which Hyperion Capital
                                                                                  Management, Inc. serves as investment adviser
                                                                                  (since 1991); Co-Chairman, KMR Power Corporation
                                                                                  (power plants) (from 1993 to 1996); Director, The
                                                                                  Latin America Smaller Companies Fund, Inc. (since
                                                                                  1993); Member of Advisory Board, Argentina
                                                                                  Private Equity Fund L.P. (from 1992 to 1996) and
                                                                                  Garantia L.P. (Brazil) (from 1993 to 1996); and
                                                                                  Director, Mueller Industries, Inc. (from 1992 to
                                                                                  1994).

 Joseph H. Dugan                                Director                          Retired; Director of the Company and Excelsior
 913 Franklin Lake Road                                                           Tax-Exempt Fund (since 1984); Director of UST
 Franklin Lakes, NJ  07417                                                        Master Variable Series, Inc. (from 1994 to June
 Age:  73                                                                         1997); and Trustee of Excelsior Institutional
                                                                                  Trust (since 1995).

 Wolfe J. Frankl                                Director                          Retired; Director of
 2320 Cumberland Road                                                             the Company and Excelsior
 Charlottesville, VA  22901                                                       Tax-Exempt Fund (since 1986);
 Age: 77                                                                          Director of UST Master
                                                                                  Variable Series, Inc. (from 1994 to June 1997);
                                                                                  Trustee of Excelsior Institutional Trust (since
                                                                                  1995); Director, Deutsche Bank Financial, Inc.
                                                                                  (since 1989); Director, The Harbus Corporation
                                                                                  (since 1951); and Trustee, HSBC Funds Trust and
                                                                                  HSBC Mutual Funds Trust (since 1988).


                                      -34-

                                                Position with the                 Principal Occupation During Past 5 years and
 Name and Address                               Company                           Other Affiliations
 ----------------                               -----------------                 --------------------------------------------
 W. Wallace McDowell, Jr.                       Director                          Director of the Company and Excelsior Tax-Exempt
 c/o Prospect Capital Corp.                                                       Fund (since 1996); Trustee of Excelsior
 43 Arch Street                                                                   Institutional Trust and Excelsior Funds (since
 Greenwich, CT  06830                                                             1994); Private Investor (since 1994); Managing
 Age: 61                                                                          Director, Morgan Lewis Githens & Ahn (from 1991
                                                                                  to 1994); and Director, U.S. Homecare Corporation
                                                                                  (since 1992), Grossmans, Inc. (from 1993 to
                                                                                  1996), Children's Discovery Centers (since 1984),
                                                                                  ITI Technologies, Inc. (since 1992) and Jack
                                                                                  Morton Productions (since 1987).

 Jonathan Piel                                  Director                          Director of the Company and Excelsior Tax-Exempt
 558 E. 87th Street                                                               Fund (since 1996); Trustee of Excelsior
 New York, NY  10128                                                              Institutional Trust and Excelsior Funds (since
 Age:  59                                                                         1994); Vice President and Editor, Scientific
                                                                                  American, Inc. (from 1986 to 1994); Director,
                                                                                  Group for The South Fork, Bridgehampton, New York
                                                                                  (since 1993); and Member, Advisory Committee,
                                                                                  Knight Journalism Fellowships, Massachusetts
                                                                                  Institute of Technology (since 1984).

 Robert A. Robinson                             Director                          Director of the Company and Excelsior Tax-Exempt
 Church Pension Fund                                                              Fund (since 1987); Director of UST Master
 800 Second Avenue                                                                Variable Series, Inc. (from 1994 to June 1997);
 New York, NY  10017                                                              Trustee of Excelsior Institutional Trust (since
 Age: 72                                                                          1995); President Emeritus, The Church Pension
                                                                                  Fund and its affiliated companies (since 1966);
                                                                                  Trustee, H.B. and F.H. Bugher Foundation and
                                                                                  Director of its wholly owned subsidiaries
                                                                                  Rosiclear Lead and Flourspar Mining Co. and The
                                                                                  Pigmy Corporation (since 1984); Director,
                                                                                  Morehouse Publishing Co. (1974   1974); Trustee,
                                                                                  HSBC Funds Trust and HSBC Mutual Funds Trust
                                                                                  (since 1982); and Director, Infinity Funds, Inc.
                                                                                  (since 1995).


                                      -35-

                                                Position with the                 Principal Occupation During Past 5 years and
 Name and Address                               Company                           Other Affiliations
 ----------------                               -----------------                 --------------------------------------------
 Alfred C. Tannachion(2)                        Director                          Retired; Director of the Company and Excelsior
 6549 Pine Meadows Drive                                                          Tax-Exempt Fund (since 1985); Chairman of the
 Spring Hill, FL  34606                                                           Board of Excelsior Fund and Excelsior Tax-Exempt
 Age: 72                                                                          Fund (1991-1997) and Excelsior Institutional
                                                                                  Trust (1996-1997); President and Treasurer of
                                                                                  Excelsior Fund and Excelsior Tax-Exempt Fund
                                                                                  (1994-1997) and Excelsior Institutional Trust
                                                                                  (1996-1997); Chairman of the Board, President and
                                                                                  Treasurer of UST Master Variable Series, Inc.
                                                                                  (1994-1997); and Trustee of Excelsior
                                                                                  Institutional Trust (since 1995).

 W. Bruce McConnel, III                         Secretary                         Partner of the law firm of Drinker Biddle & Reath
 Philadelphia National                                                            LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 55

 Michael P. Malloy                              Assistant Secretary               Partner of the law firm of Drinker Biddle & Reath
 Philadelphia National                                                            LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA  19107
 Age:  39

 Edward Wang                                    Assistant Secretary               Manager of Blue Sky Compliance, Chase Global
 Chase Global Funds                                                               Funds Services Company (November 1996 to
  Services Company                                                                present); and Officer and Manager of Financial
 73 Tremont Street                                                                Reporting, Investors Bank & Trust Company
 Boston, MA  02108-3913                                                           (January 1991 to November 1996).
 Age: 37


--------------------
2.   This director is considered to be an "interested person" of the Company as defined in the 1940 Act.



                                      -36-

                                                Position with the                 Principal Occupation During Past 5 years and
 Name and Address                               Company                           Other Affiliations
 ----------------                               -----------------                 --------------------------------------------
 John M. Corcoran                               Assistant Treasurer               Vice President, Director of Fund Administration,
 Chase Global Funds                                                               Chase Global Funds Services Company (since April
   Services Company                                                               1998); Vice President, Senior Manager of Fund
 73 Tremont Street                                                                Administration, Chase Global Funds Services
 Boston, MA  02108-3913                                                           Company (from July 1996 to April 1998); Second
 Age: 33                                                                          Vice President, Manager of Fund Administration,
                                                                                  Chase Global Funds Services Company (from October
                                                                                  1993 to July 1996); and Audit Manager, Ernst &
                                                                                  Young LLP (from August 1987 to September 1993).

     Each director of the Company receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Company. The employees of CGFSC do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Company. As of ________, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.

     The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.



                                            Pension or
                                            Retirement          Total
                                             Benefits        Compensation
                                            Accrued as     from the Company
                            Aggregate        Part of          and Fund
    Name of              Compensation from    Fund          Complex* Paid
Person/Position            the Company      Expenses         to Directors
---------------          -----------------  ----------     ----------------
Donald L. Campbell          $______           None          $______ (3)**
Director

Rodman L. Drake             $______           None          $______ (4)**
Director

Joseph H. Dugan             $______           None          $______ (3)**
Director

Wolfe J. Frankl             $______           None          $______ (3)**
Director

W. Wallace McDowell, Jr.    $______           None          $______ (4)**
Director

Jonathan Piel               $______           None          $______ (4)**
Director

Robert A. Robinson          $______           None          $______ (3)**
Director

Alfred C. Tannachion        $______           None          $______ (3)**
Director

Frederick S. Wonham         $______           None          $______ (4)**
Chairman of the Board,
President and Treasurer



----------------
* The "Fund Complex" consists of the Company, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

     U. S. Trust New York and U. S. Trust Company (collectively with U. S. Trust New York, "U. S. Trust" or the "Adviser") serve as investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

     Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the International, Latin America, Pacific/Asia and Pan European Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for such Funds. Prior to November 1, 1996, Foreign and Colonial Asset Management ("FACAM") served as sub-adviser to the International and Pan European Funds, and Foreign & Colonial Emerging Markets Ltd. ("FCEML") served as sub-adviser to the Latin America and Pacific/Asia Funds.

     For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, the Adviser is entitled to be paid a fee, computed daily and paid monthly, at the annual rate of 1.00% of the average daily net assets of each of the International, Latin America, Pacific/Asia and Pan European Funds, and 1.25% of the average daily net assets of the Emerging Markets Fund.

     From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.

     For the fiscal year ended March 31, 1999, the Company paid U.S. Trust advisory fees of $_______, $________, $________, $________ and $________ with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period. U.S. Trust waived advisory fees totaling $_______, $________, $________, $________ and $________
with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively.

     For the fiscal year or period ended March 31, 1998, the Company paid U.S. Trust advisory fees of $1,591,051, $870,385, $686,528, $1,536,067 and $3,355
with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $134,671, $94,398, $67,740, $119,690 and $8,751 with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively.

     For the fiscal year ended March 31, 1997, the Company paid U.S. Trust New York advisory fees of $999,833, $494,539, $796,280 and $637,580 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $87,156, $42,840, $65,538 and

$48,946 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

     The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.
S. Trust New York and U. S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

     CGFSC, Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Company (collectively, the "Administrators") serve as the Company's administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

     Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Company's administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Company.

     For the services provided to the Funds, the Administrators are jointly entitled to a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each Fund. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

     For the fiscal year ended March 31, 1999, the Company paid the Administrators $_______, $_______, $_______, $_______ and $_______ in the
aggregate with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period, the Administrators waived fees totaling $_______, $_______, $_______, $_______ and $_______ with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively.

     For the fiscal year or period ended March 31, 1998, the Company paid CGFSC, Federated Administrative Services and U.S. Trust $344,846, $190,906, $150,789, $330,551 and $1,957 in the aggregate with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively. For the same period, the administrators waived fees totaling $299, $2,051, $65, $607 and $0 with respect to the International, Latin America, Pacific/Asia, Pan European and Emerging Markets Funds, respectively.

     For the fiscal year ended March 31, 1997, the Company paid CGFSC, Federated Administrative Services and U.S. Trust New York $217,356, $107,418, $172,296 and $137,304 in the aggregate with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $47, $58, $68 and $1 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively.

BANKING LAWS

     Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

     The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection wit Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of

Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

     The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

     Any material amendment to he Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

     For the fiscal years ended March 31, 1999, 1998 and 1997, payments to Shareholder Organizations totaled $_________, $134,970 and $87,203; $________,
$96,449 and $42,898; $__________, $67,805 and $65,606; and $_________, $120,297
and $48,947 with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. Of these amounts, $_________, $133,194 and $87,203; $_______, $86,789 and $42,877; $________, $67,453 and $65,398; and
$________, $117,511 and $48,947 were paid to affiliates of U.S. Trust with respect to the International, Latin America, Pacific/Asia and Pan European Funds, respectively. For the fiscal year or period ended March 31, 1999 and 1998, payments to Shareholder Organizations totaled $_______ and $994 respectively, with respect to the Emerging Markets Fund, $______ and $994, of which was paid to affiliates of U.S. Trust.

EXPENSES

     Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

CUSTODIAN AND TRANSFER AGENT

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

     U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

     U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Company for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.

                             PORTFOLIO TRANSACTIONS

     Subject to the general control of the Company's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.

     The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

     Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions on foreign stock exchanges involve payment for brokerage commissions which are generally fixed. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

     To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

     For the fiscal years ended March 31, 1999, March 31, 1998 and March 31, 1997, the International, Latin America, Pacific/Asia and Pan European Funds paid brokerage commissions aggregating $_______, $456,367 and $396,525; $________,
$529,715 and $254,681; $_________, $470,122 and $700,865; and $___________,
$384,700 and $296,765, respectively, [none] of which were paid to affiliates of U.S. Trust. For the fiscal year or period ended March 31, 1999 and 1998, the Emerging Markets Fund paid brokerage commissions aggregating $_______and $15,112, respectively, [none] of which were paid to affiliates of U.S. Trust.

     Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, a Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     The Investment Advisory Agreements between the Company and U.S. Trust provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

     In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause a Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

     Supplementary research information so received is in addition to and not in lieu of services required to be performed by U.S. Trust and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to U.S. Trust in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to U.S. Trust in carrying out its obligations to the Funds.

     During the fiscal year ended March 31, 1999, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions were as follows:


       Fund             Amount of Transactions  Related Commission
       ----             ----------------------  ------------------
  International Fund       $__________           $__________
  Latin America Fund       $__________           $__________
  Pacific/Asia Fund        $__________           $__________
  Pan European Fund        $__________           $__________
  Emerging Markets Fund    $__________           $__________

     Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

     Investment decisions for each Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by U.S. Trust. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which U.S. Trust believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, U.S. Trust may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

     The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1999, [the Funds did not hold any securities of the Company's regular brokers or dealers or their parents.]

                               PORTFOLIO VALUATION

     The Funds' portfolio securities which are primarily traded on a domestic exchange are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors.

     A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. An option, futures or foreign currency futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. A forward currency contract is valued based on the last published forward currency rate which reflects the duration of the contract and the value of the underlying currency. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion.

     The Company's administrators have undertaken to price the securities in each Fund's portfolio, and may use one or more independent pricing services in connection with this service.

                              INDEPENDENT AUDITORS

     ________________, independent auditors, [ADDRESS] , serve as auditors of
                                             --------
the Company. The Funds' Financial Highlights included in the Prospectus and the financial statements for the fiscal year ended ______________ incorporated by reference in this Statement of Additional Information have been audited by ________________ for the periods included in their reports thereon which appear therein.

                                     COUNSEL

     Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Mr. Malloy, Assistant Secretary of the Company, are partners), One Logan Square, Philadelphia, Pennsylvania 19103, is counsel to the Company and will pass upon the legality of the shares offered by the Prospectus.


                     ADDITIONAL INFORMATION CONCERNING TAXES

GENERALLY

      The following supplements the tax information contained in the Prospectus.

     Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company income for each taxable year. In general, a Fund's investment company taxable income will be its income (including dividends, interest and short-term capital gains), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) It is anticipated that none of the dividends paid by a Fund will be eligible for the dividends received deduction for corporations.

     If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, the Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of such Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

     Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

     Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year. Generally, a shareholder may include sales charges incurred upon the purchase of shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges otherwise applicable to the new shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares

     Qualification as a regulated investment company under the Code also requires that a Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of a Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Some of the investments that a Fund may make (such as gold bullion) may not be securities or may not produce qualifying income. Therefore, it may be necessary for the Adviser to restrict the investments of a Fund to ensure that non-qualifying income does not exceed 10% of such Fund's total gross income for a taxable year.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

     The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations. Shareholders will be advised annually as to the federal income tax consequences of distributions made each year. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.


                            PERFORMANCE INFORMATION

     The Funds may advertise the "average annual total return" for their shares. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commencement of a Fund's operations, or on a year-by-year basis). The average annual total return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                 1/n
                              ERV
             T = [(-----) - 1]
                              P

    Where:   T   = average annual total return.

             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

             P   = hypothetical initial payment of $1,000.

             n   = period covered by the computation, expressed in
                   years.

     Each Fund may also advertise the "aggregate total return" for its shares for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. The aggregate total return is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                      ERV
          Aggregate Total Return = [(------)] - 1
                                      P

     The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

     Based on the foregoing calculations, the average annual total returns for the shares of the International Fund for the one, five and ten year periods ended March 31, 1999 were _____%, _____% and _____%, respectively. The average annual total returns for the shares of the Latin America, Pacific/Asia and Pan European Funds for the one and five year periods ended March 31, 1999 were _____% and _____%; _____% and _____%, and _____% and _____%, respectively. The aggregate total return for the shares of the Emerging Markets Fund for the period from January 2, 1998 (commencement of operations) to March 31, 1999 was _____%.

     The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

     The total return of shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

     Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of performance.

                                  MISCELLANEOUS

     As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining a Fund's net asset value, assets allocable to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

     As of ___________, 1999, U.S. Trust and its affiliates held of record substantially all of the Funds' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

     As of May 19, 1999, the name, address and percentage ownership of each person that beneficially owned 5% or more of the outstanding shares of a Fund were as follows: INTERNATIONAL FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 11.00%; LATIN AMERICA FUND: Charles Schwab & Co., Inc., Special
Custody A/C For Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104, 27.6%; and EMERGING MARKETS FUND: M&W Eisenberg Family Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.52%; The Feinstein Family Foundation, c/o United States Trust Company of New York, 114 West 47th
Street, New York, New York 10036, 6.38%; U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 21.43%; Prudence Miller Agency, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 9.95%; and Dan
G. Weiden IMA, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 11.49%.

                              FINANCIAL STATEMENTS

     The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended _____________ (the "____ Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the ____Annual Report are incorporated by reference herein. The financial statements included in the ____ Annual Report for the Funds have been audited by the Company's independent auditors, ___________, whose reports thereon also appear in the ____ Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ____ Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A

COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic ranking category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality and lack of margins of protection.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                      EXCELSIOR FUNDS, INC.

                       Blended Equity Fund
                  Value and Restructuring Fund
                         Small Cap Fund
                      Large Cap Growth Fund




               STATEMENT OF ADDITIONAL INFORMATION




                         August 1, 1999



     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds (individually, a "Fund" and collectively, the "Funds") of Excelsior Funds, Inc. dated August 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     The audited financial statements and related report of _______________, independent auditors, contained in the annual report to the Funds' shareholders for the fiscal year ended _______________ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling (800) 446-1012.

                        TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
CLASSIFICATION AND HISTORY.....................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS....................................1
     Investment Philosophy and Strategies......................................1
     Additional Investment Policies............................................3
     Additional Information on Portfolio Instruments...........................3
     Investment Limitations...................................................14
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................18
     Purchase of Shares.......................................................19
     Redemption Procedures....................................................21
     Other Redemption Information.............................................23
INVESTOR PROGRAMS.............................................................24
     Systematic Withdrawal Plan...............................................24
     Exchange Privilege.......................................................24
     Retirement Plans.........................................................25
     Automatic Investment Program.............................................26
     Additional Information...................................................26
DESCRIPTION OF CAPITAL STOCK..................................................26
MANAGEMENT OF THE FUNDS.......................................................28
     Directors and Officers...................................................28
     Investment Advisory and Administration Agreements........................34
     Banking Laws.............................................................36
     Shareholder Organizations................................................37
     Expenses.................................................................38
     Custodian and Transfer Agent.............................................38
PORTFOLIO TRANSACTIONS........................................................39
PORTFOLIO VALUATION...........................................................42
INDEPENDENT AUDITORS..........................................................42
COUNSEL.......................................................................42
ADDITIONAL INFORMATION CONCERNING TAXES.......................................43
PERFORMANCE INFORMATION.......................................................45
MISCELLANEOUS.................................................................47
FINANCIAL STATEMENTS..........................................................48
APPENDIX A...................................................................A-1

                           CLASSIFICATION AND HISTORY

          Excelsior Funds, Inc. (the "Company") is an open-end, management investment company. Each Fund is a separate series of the Company and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland corporation on August 2, 1984. Prior to December 28, 1995, the Company was known as "UST Master Funds, Inc." Prior to August 1, 1997, the Blended Equity Fund, Value and Restructuring Fund and Small Cap Fund were known as the Equity Fund, Business and Industrial Restructuring Fund and Early Life Cycle Fund, respectively.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


          The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each of the Blended Equity, Value and Restructuring and Small Cap Funds may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below). The investment objective of the Large Cap Growth Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

INVESTMENT PHILOSOPHY AND STRATEGIES

          In managing investments for the Funds, the Adviser follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. Its approach begins with the conviction that all worthwhile investments are grounded in value. The Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices, such that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

          The Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1. PROBLEM/OPPORTUNITY COMPANIES. Important investment opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.

          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2. TRANSACTION VALUE COMPANIES. In the opinion of the Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3. EARLY LIFE CYCLE COMPANIES. Investments in Early Life Cycle companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Funds' investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

          To complete the Adviser's investment philosophy in managing the Funds, the three portfolio strategies discussed above are applied in concert with other longer-term investment "themes" to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends. The Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

ADDITIONAL INVESTMENT POLICIES

          Under normal market and economic conditions, each Fund will invest at least 65% of its total assets in common stock, preferred stock and securities convertible into common stock. Normally, up to 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., other investment-grade debt securities (i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by the Adviser to be of comparable quality), warrants, options and futures instruments as described in more detail below. During temporary defensive periods or when the Adviser believes that suitable stocks or convertible securities are unavailable, each Fund may hold cash and/or invest some or all of its assets in U.S. government securities, high-quality money market instruments and repurchase agreements collateralized by the foregoing obligations.

          Portfolio holdings will include equity securities of companies having capitalizations of varying amounts, and the Funds may invest in the securities of high growth, small companies when the Adviser expects earnings and the price of the securities to grow at an above-average rate. The Small Cap Fund emphasizes such companies. Certain securities owned by the Funds may be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, there may be a greater fluctuation in the value of a Fund's shares, and a Fund may be required, in order to satisfy redemption requests or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

          The Funds may invest in the securities of foreign issuers directly or indirectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles ("GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The Funds may also enter into foreign currency exchange transactions for hedging purposes.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

          OPTIONS

          The Value and Restructuring, Small Cap and Large Cap Growth Funds may purchase put and call options listed on a national securities exchange and issued by the Options

Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Value and Restructuring, Small Cap and Large Cap Growth Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          Each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

          When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

          REPURCHASE AGREEMENTS

          Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Company's Board of Directors. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act.

          FUTURES CONTRACTS AND RELATED OPTIONS

          Each Fund may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

          Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

          Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds.

          The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

          Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          OPTIONS ON FUTURES CONTRACTS

          Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

          Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

          WHEN-ISSUED AND FORWARD TRANSACTIONS

          Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          FORWARD CURRENCY TRANSACTIONS

          Each Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          REAL ESTATE INVESTMENT TRUSTS

          Each Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject a Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. As a shareholder in a REIT, a Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses a Fund bears directly in connection with its own operations.

          SECURITIES LENDING

          To increase return on its portfolio securities, each Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          MONEY MARKET INSTRUMENTS

          All Funds may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of a Fund's total assets may be invested in any one branch, and no more than 20% of a particular Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 17 below under "Investment Limitations"). Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at the time of purchase.

          Investments by the Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, each Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

          Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

          GOVERNMENT OBLIGATIONS

          All Funds may invest in U.S. government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

          INVESTMENT COMPANY SECURITIES

          Each Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

          BORROWING AND REVERSE REPURCHASE AGREEMENTS

          Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

          ILLIQUID SECURITIES

          No Fund will knowingly invest more than 10% (15%, with respect to the Large Cap Growth Fund) of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          PORTFOLIO TURNOVER

          Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. (See "Additional Information Concerning Taxes.")

INVESTMENT LIMITATIONS

          The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or such Fund, or (b) 67% or more of the shares of the Company or such Fund present at a meeting if more than 50% of the outstanding shares of the Company or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to a Fund may be changed by the Company's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to each of the Funds. Each Fund may not:

          1. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) each of the Blended Equity, Value and Restructuring and Small Cap Funds may lend portfolio securities in an amount not exceeding 30% of its total assets, and
(iii) the Large Cap Growth Fund may lend portfolio securities in accordance with its investment objective and policies; and

          2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) with respect to the Blended Equity Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, (ii) with respect to the Value and Restructuring and Small Cap Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. government, (iii) with respect to the Large Cap Growth Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities, and (iv) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

          The following investment limitations are fundamental with respect to each of the Blended Equity, Value and Restructuring and Small Cap Funds. Each such Fund may not:

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          4. Purchase or sell real estate, except that each Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          5. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

          6. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge; and

          7. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security.

          The following investment limitations are fundamental with respect to the Large Cap Growth Fund. The Fund may not:

          8. Borrow money or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act. Optioned stock held in escrow is not deemed to be a pledge;

          9. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or other investment companies if, immediately after such purchase, more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

          10. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;

          11. Purchase or sell real estate, except that (a) the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by real estate or interests therein, and (b) the Fund may hold and sell any real estate it acquires as a result of the Fund's ownership of such securities;

          12. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitations might be considered to be the issuance of a senior security; and

          13. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that the Fund may: (a) purchase publicly traded securities of companies engaging in whole or in part in such activities or invest in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objective and policies, and (b) purchase and sell options, forward contracts, futures contracts and futures options.

          The following investment limitations are fundamental with respect to the Blended Equity Fund, but are operating policies with respect to the Value and Restructuring, Small Cap and Large Cap Growth Funds. No Fund may:

          14. Purchase securities on margin, make short sales of securities, or maintain a short position;

          15. Invest in companies for the purpose of exercising management or control; and

          16. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the Blended Equity Fund. The Fund may not:

          17. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          18. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available;

          19. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets;

          20. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          21. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities.

          The following investment limitation is fundamental with respect to the Value and Restructuring and Small Cap Funds. The Value and Restructuring and Small Cap Funds may not:

          22. Purchase or sell commodities or commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that (i) this shall not prohibit either Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with their investment objectives and policies, and (ii) each Fund may enter into futures contracts and futures options.

                                     * * *

          In addition to the investment limitations described above, no Fund may invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

          The Value and Restructuring, Small Cap and Large Cap Growth Funds may not invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of their respective total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of their respective total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks. In addition, the Large Cap Growth Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. These investment policies may be changed by the Company's Board of Directors without shareholder approval.

          The Blended Equity Fund will not invest more than 25% of the value of its total assets in domestic bank obligations.

          Each Fund currently intends to limit its investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the Fund's net assets. For the purpose of this limitation, warrants acquired by a Fund in units or attached to securities will be deemed to be without value. Each Fund also intends to refrain from entering into arbitrage transactions.

          For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          The Blended Equity Fund may not purchase or sell commodities except as provided in Investment Limitation No. 13 above.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

          The net asset value of each Fund is determined and the shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Adviser are open for trading (a "Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents'

Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding shares.

          As described below, shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Company has authorized certain brokers to accept on its behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Company. The Company will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.

PURCHASE OF SHARES

          Shares of the Funds are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

          Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Company. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

          Customers wishing to purchase shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase shares directly from the Distributor in accordance with procedures described in the Prospectus.

          Direct Investors may purchase shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Funds Inc., to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Funds, Inc. along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for shares with federal funds or funds immediately available to CGFSC.

          Investors may also purchase shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
              (including account number)

          Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

          Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers is $500 per Fund. The minimum subsequent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. The Company reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund shares.

REDEMPTION PROCEDURES

          A request for the redemption of shares will receive the net asset value per share next computed after the request is received in good order by the Company's sub-transfer agent or an authorized broker or designated intermediary.

          Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

          Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          A written redemption request to CGFSC must (i) state the number of shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

          CGFSC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

          Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

          In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Company c/o CGFSC, at the address listed above. Such requests must be signed by the Direct Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

          CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Company, CGFSC or the Distributor. The Company, CGFSC, and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

          If any portion of the shares to be redeemed represents an investment made by personal check, the Company and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

          Except as described in "Investor Programs" below, Investors may be required to redeem shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her shares to the extent necessary to maintain the required minimum balance.

OTHER REDEMPTION INFORMATION

          The Company may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          The Company reserves the right to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                        INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN


          An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

          Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Company or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with the Company, the "Companies") or for shares of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

RETIREMENT PLANS

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

          IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

          Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

          Keogh Plans for self-employed individuals.

          Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling
(800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

          The Automatic Investment Program permits Investors to purchase shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

          The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

ADDITIONAL INFORMATION

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK

          The Company's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into 41 series of shares representing interests in 17 investment portfolios.

          Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, its shareholders are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

          Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

          The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

          Certificates for shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional shares.


                             MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

          The business and affairs of the Funds are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                     Principal Occupation
                                              Position with          During Past 5 Years and
 Name and Address                             the Company            Other Affiliations
 ----------------                             -----------            ------------------
 Frederick S. Wonham(1)                       Chairman of the        Retired; Director of the Company and Excelsior  Tax-Exempt
 238 June Road                                Board, President       Fund (since 1995); Trustee of Excelsior Funds and Excelsior
 Stamford, CT  06903                          and Treasurer          Institutional Trust (since 1995); Vice Chairman of U.S. Trust
 Age: 67                                                             Corporation and U.S. Trust New York (from February 1990 until
                                                                     September 1995); and Chairman, U.S. Trust Company (from March
                                                                     1993 to May 1997).

 Donald L. Campbell                           Director               Retired; Director of the Company and Excelsior  Tax-Exempt
 333 East 69th Street                                                Fund (since 1984); Director of UST Master Variable Series,
 Apt. 10-H                                                           Inc. (from 1994 to June 1997); Trustee of Excelsior
 New York, NY 10021                                                  Institutional Trust (since 1995); and Director, Royal Life
 Age: 72                                                             Insurance Co. of New York (since 1991).

 Rodman L. Drake                              Director               Director of the Company and Excelsior Tax-Exempt Fund (since
 Continuation Investments Group, Inc.                                1996); Trustee of Excelsior Institutional Trust and Excelsior
 1251 Avenue of the Americas                                         Funds (since 1994); Director, Parsons Brinkerhoff Energy
 9th Floor                                                           Services Inc. (since 1996); Director, Parsons Brinkerhoff,
 New York, NY  10020                                                 Inc. (engineering firm) (since 1995); President, Continuation
 Age: 55                                                             Investments Group, Inc. (since 1997); President, Mandrake
                                                                     Group (investment and consulting firm) (1994-1997); Director,
                                                                     Hyperion Total Return Fund, Inc. and four other funds for
                                                                     which Hyperion Capital Management, Inc. serves as investment adviser (since 1991); Co-Chairman, KMR Power Corporation
                                                                     (power plants) (from 1993 to 1996); Director, The Latin
                                                                     America Smaller Companies Fund, Inc. (since 1993); Member of
                                                                     Advisory Board, Argentina Private Equity Fund L.P. (from 1992 to 1996) and Garantia L.P. (Brazil) (from 1993 to 1996); and
                                                                     Director, Mueller Industries, Inc. (from 1992 to 1994).

-------------------

1. This director is considered to be an "interested person" of the Company as defined in the 1940 Act.

                                                                     Principal Occupation
                                              Position with          During Past 5 Years and
 Name and Address                             the Company            Other Affiliations
 ----------------                             -----------            ------------------
 Joseph H. Dugan                              Director               Retired; Director of the Company and Excelsior Tax-Exempt Fund
 913 Franklin Lake Road                                              (since 1984); Director of UST Master Variable Series, Inc.
 Franklin Lakes, NJ  07417                                           (from 1994 to June 1997); and Trustee of Excelsior
 Age: 73                                                             Institutional Trust (since 1995).

 Wolfe J. Frankl                              Director               Retired; Director of the Company and Excelsior Tax-Exempt Fund
 2320 Cumberland Road                                                (since 1986); Director of UST Master Variable Series, Inc.
 Charlottesville, VA  22901                                          (from 1994 to June 1997); Trustee of Excelsior Institutional
 Age: 77                                                             Trust (since 1995); Director, Deutsche Bank Financial, Inc.
                                                                     (since 1989); Director, The Harbus Corporation (since 1951);
                                                                     and Trustee, HSBC Funds Trust and HSBC Mutual Funds Trust
                                                                     (since 1988).

 W. Wallace McDowell, Jr.                     Director               Director of the Company and Excelsior Tax-Exempt Fund (since
 c/o Prospect Capital Corp.                                          1996); Trustee of Excelsior Institutional Trust and Excelsior
 43 Arch Street                                                      Funds (since 1994); Private Investor (since 1994); Managing
 Greenwich, CT  06830                                                Director, Morgan Lewis Githens & Ahn (from 1991 to 1994); and
 Age: 61                                                             Director, U.S. Homecare Corporation (since 1992), Grossmans,
                                                                     Inc. (from 1993 to 1996), Children s Discovery Centers (since
                                                                     1984), ITI Technologies, Inc. (since 1992) and Jack Morton
                                                                     Productions (since 1987).

 Jonathan Piel                                Director               Director of the Company and Excelsior Tax-Exempt Fund  (since
 558 E. 87th Street                                                  1996); Trustee of Excelsior Institutional Trust and Excelsior
 New York, NY  10128                                                 Funds (since 1994); Vice President and Editor, Scientific
 Age: 59                                                             American, Inc. (from 1986 to 1994); Director, Group for The
                                                                     South Fork, Bridgehampton, New York (since 1993); and Member,
                                                                     Advisory Committee, Knight Journalism Fellowships,
                                                                     Massachusetts Institute of Technology (since 1984).

                                                                     Principal Occupation
                                              Position with          During Past 5 Years and
 Name and Address                             the Company            Other Affiliations
 ----------------                             -----------            ------------------
 Robert A. Robinson                           Director               Director of the Company and Excelsior Tax-Exempt Fund (since
 Church Pension Fund                                                 1987); Director of UST Master Variable Series, Inc. (from
 800 Second Avenue                                                   1994 to June 1997); Trustee of Excelsior Institutional Trust
 New York, NY  10017                                                 (since 1995); President Emeritus, The Church Pension Fund
 Age: 72                                                             and its affiliated companies (since 1966); Trustee, H.B. and
                                                                     F.H. Bugher Foundation and Director of its wholly owned
                                                                     subsidiaries -- Rosiclear Lead and Flourspar Mining Co. and
                                                                     The Pigmy Corporation (since 1984); Director, Morehouse
                                                                     Publishing Co. (1974-1998); Trustee, HSBC Funds Trust and
                                                                     HSBC Mutual Funds Trust (since 1982); and Director, Infinity
                                                                     Funds, Inc. (since 1995).

 Alfred C. Tannachion(2)                      Director               Retired; Director of the Company and Excelsior Tax-Exempt Fund
 6549 Pine Meadows Drive                                             (since 1985); Chairman of the Board of Excelsior Fund and
 Spring Hill, FL  34606                                              Excelsior Tax-Exempt Fund (1991-1997) and Excelsior
 Age: 72                                                             Institutional Trust (1996-1997); President and Treasurer of
                                                                     Excelsior Fund and Excelsior Tax-Exempt Fund (1994-1997) and
                                                                     Excelsior Institutional Trust (1996-1997); Chairman of the
                                                                     Board, President and Treasurer of UST Master Variable Series,
                                                                     Inc. (1994-1997); and Trustee of Excelsior Institutional Trust
                                                                     (since 1995).

 W. Bruce McConnel, III                       Secretary              Partner of the law firm of Drinker
 Philadelphia National                                               Biddle & Reath LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 55

 Michael P. Malloy                            Assistant Secretary    Partner of the law firm of Drinker Biddle & Reath LLP.
 Philadelphia National
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 40

-------------------
2. This director is considered to be an "interested person" of the Company as defined in the 1940 Act.

                                                                     Principal Occupation
                                              Position with          During Past 5 Years and
 Name and Address                             the Company            Other Affiliations
 ----------------                             -----------            ------------------
 Edward Wang                                  Assistant              Manager of Blue Sky Compliance, Chase Global Funds Services
 Chase Global Funds                           Secretary              Company (November 1996 to present); and Officer and Manager of
  Services Company                                                   Financial Reporting, Investors Bank & Trust Company (January
 73 Tremont Street                                                   1991 to November 1996).
 Boston, MA  02108-3913
 Age: 37

 John M. Corcoran                             Assistant              Vice President, Director of Fund Administration, Chase Global
 Chase Global Funds                           Treasurer              Funds Services Company (since April 1998); Vice President,
   Services Company                                                  Senior Manager of Fund Administration, Chase Global Funds
 73 Tremont Street                                                   Services Company (from July 1996 to April 1998); Second Vice
 Boston, MA  02108-3913                                              President, Manager of Fund Administration, Chase Global Funds
 Age: 33                                                             Services Company (from October 1993 to July 1996); and Audit
                                                                     Manager, Ernst & Young LLP (from August 1987 to September
                                                                     1993).

          Each director of the Company receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Company. The employees of CGFSC do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Company. As of ________, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.

          The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.

                                              Pension or
                                              Retirement
                             Aggregate         Benefits     Total Compensation
                           Compensation    Accrued as Part   from the Company
 Name of                       from               of         and Fund Complex*
 Person/Position            the Company     Fund Expenses    Paid to Directors
 ---------------            -----------     -------------    -----------------
 Donald L. Campbell          $_______            None          $_______(3)**
 Director

 Rodman L. Drake             $_______            None          $_______(4)**
 Director

 Joseph H. Dugan             $_______            None          $_______(3)**
 Director

 Wolfe J. Frankl             $_______            None          $_______(3)**
 Director

 W. Wallace McDowell,        $_______            None          $_______(4)**
 Jr.
 Director

 Jonathan Piel               $_______            None          $_______(4)**
 Director

 Robert A. Robinson          $_______            None          $_______(3)**
 Director

 Alfred C. Tannachion        $_______            None          $_______(3)**
 Director

 Frederick S. Wonham         $_______            None          $_______(4)**
 Chairman of the Board,
 President and
 Treasurer

-------------------
* The "Fund Complex" consists of the Company, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.
** Number of investment companies in the Fund Complex for which director served as director or trustee.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

          U.S. Trust New York and U.S. Trust Company (collectively with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Blended Equity, Value and Restructuring and Small Cap Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for such Funds.

          For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of each of the Blended Equity and Large Cap Growth Funds, and 0.60% of the average daily net assets of each of the Value and Restructuring and Small Cap Funds.

          From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.

          For the fiscal year ended March 31, 1999, the Company paid U.S. Trust advisory fees of $__________, $__________, $__________ and $__________ with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $__________, $__________, $__________ and $__________ with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

          For the fiscal year or period ended March 31, 1998, the Company paid U.S. Trust advisory fees of $3,139,705, $1,163,708, $320,547 and $65,472 with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $332,044, $84,739, $41,845 and $16,680 with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

          For the fiscal year or period ended March 31, 1997, the Company paid U.S. Trust advisory fees of $1,954,607, $552,746 and $408,027 with respect to the Blended Equity, Value and Restructuring and Small Cap Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $132,737, $41,509 and $61,885 with respect to the Blended Equity, Value and Restructuring and Small Cap Funds, respectively.

          The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          CGFSC, Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Company (collectively, the "Administrators") serve as the Company's administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Company's administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for the Company.

          The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except for the international portfolios of the Company and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Company and Excelsior Institutional Trust) as follows:

           COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
          OF THE COMPANY, EXCELSIOR TAX-EXEMPT FUND AND
            EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING
           THE INTERNATIONAL PORTFOLIOS OF THE COMPANY
               AND EXCELSIOR INSTITUTIONAL TRUST)

                                                       ANNUAL FEE
                                                       ----------
First $200 million......................................  0.200%
Next $200 million.......................................  0.175%
Over $400 million.......................................  0.150%

          Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

          For the fiscal year ended March 31, 1999, the Company paid the Administrators $______, $______, $______ and $______ in the aggregate with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, the Administrators waived administration fees totaling $_____, $_____, $_____ and $______ with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

          For the fiscal year or period ended March 31, 1998, the Company paid CGFSC, Federated Administrative Services and U.S. Trust $707,403, $315,023, $92,358 and $16,759 in the aggregate with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived administration fees totaling $834, $3,331 and $52 with respect to the Blended Equity, Value and Restructuring and Small Cap Funds, respectively.

          For the fiscal year ended March 31, 1997, the Company paid CGFSC, Federated Administrative Services and U.S. Trust New York $422,505, $152,248 and $120,363 in the aggregate with respect to the Blended Equity, Value and Restructuring and Small Cap Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived administration fees totaling $5,344, $108 and $87 with respect to the Blended Equity, Value and Restructuring and Small Cap Funds, respectively.

BANKING LAWS

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

          Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

          The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

          The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to the Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

          For the fiscal years or periods ended March 31, 1999, 1998 and 1997, payments to Shareholder Organizations totaled $______, $182,660 and $132,737; $______, $88,070 and $41,617; $______, $41,897 and $61,972; and $______, $1,501
and $0 with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively. Of these amounts, $______, $175,989 and $118,778; $______, $55,667 and $41,514; $______, $41,636 and $61,952; and
$______, $1,501 and $0 was paid to affiliates of U.S. Trust with respect to the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds, respectively.

EXPENSES

          Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

CUSTODIAN AND TRANSFER AGENT

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Company for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS

          Subject to the general control of the Company's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Funds' portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Funds' Prospectus for the Funds' portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

          To the extent that a Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          For the fiscal years ended March 31, 1999, 1998 and 1997, the Blended Equity Fund paid brokerage commissions aggregating $______, $288,470 and $271,411, respectively, $___, $0 and $0 of which was paid to affiliates of U.S. Trust.

          For the fiscal years ended March 31, 1999, 1998 and 1997, the Value and Restructuring Fund paid brokerage commissions aggregating $______, $412,406 and $271,334, respectively, of which $______, $26,847 and $13,069, respectively, was paid to UST Securities Corp., an affiliate of U.S. Trust. For the same periods, the percentages of total commissions paid by the Fund to UST Securities Corp. were ____%, 6.51% and 4.82%, respectively, and the percentages of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. were ____%, 7.74% and 5.76%, respectively. For the same periods, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $______ and $______, $0.09 and $0.06, and $0.09 and $0.08, respectively.

          For the fiscal years ended March 31, 1999, 1998 and 1997, the Small Cap Fund paid brokerage commissions aggregating $______, $131,936 and $122,184, of which $______, $0 and $7,047, respectively, was paid to UST Securities Corp. For the fiscal years ended March 31, 1999 and March 31, 1997, the percentages of total commissions paid by the Fund to UST Securities Corp. was __% and 5.77%, respectively, and the percentages of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was __% and 1.83%, respectively. For the same periods, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $___ and $____, and $0.03 and $0.04, respectively.

          For the fiscal years or periods ended March 31, 1999 and 1998, the Large Cap Growth Fund paid brokerage commissions aggregating $_____ and $25,680, respectively, of which $_____ and $0 was paid to affiliates of U.S. Trust. For the year ended March 31, 1999, the percentage of total commissions paid by the Fund to UST Securities Corp. was __%, and the percentage of the total amount of the Fund's brokerage transactions involving the payment of commissions that was effected through UST Securities Corp. was ___%. For the same period, the average commissions per share paid by the Fund to UST Securities Corp. and other unaffiliated brokers were $____ and $____, respectively.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Company and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

          During the fiscal year ended March 31, 1999, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions were as follows:

             Fund                  Amount of Transactions          Related Commission
             ----                  ----------------------          ------------------
     Blended Equity Fund                $________                       $________
     Value and Restructuring Fund       $________                       $________
     Small Cap Fund                     $________                       $________
     Large Cap Growth Fund              $________                       $________

          Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1999, the following Funds held the following securities of the Company's regular brokers or dealers or their parents: ______.

                               PORTFOLIO VALUATION

          Assets in the Funds which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Company's Board of Directors.

          Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by a Fund may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the shares may be significantly affected on days when investors can neither purchase nor redeem the Fund's shares. The Company's administrators have undertaken to price the securities in the Funds' portfolio, and may use one or more independent pricing services in connection with this service.


                              INDEPENDENT AUDITORS

          _______________, independent auditors, [ADDRESS] , serve as auditors of the Company. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended _______________ are incorporated by reference in this Statement of Additional Information have been audited by _______________ for the periods included in their reports thereon which appear therein.


                             COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Mr. Malloy, Assistant Secretary of the Company, are partners), One Logan

Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103, is counsel to the Company and will pass upon the legality of the shares offered by the Prospectus.


                     ADDITIONAL INFORMATION CONCERNING TAXES

          The following supplements the tax information contained in the Prospectus.

          Each Fund qualified for its last taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its income (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Each Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year.

          Each Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Such distributions are not eligible for the dividends received deduction. Upon the sale or exchange of shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

          An Investor considering buying shares of a Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

          A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. Generally, a shareholder may include sales charges incurred upon the purchase of shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges otherwise applicable to the new shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares.

          Qualification as a regulated investment company under the Code also requires that each Fund satisfy certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by a Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on Federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

STATE AND LOCAL

          Purchasers are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the Federal income tax law described above.


                             PERFORMANCE INFORMATION

          The Funds may advertise the "average annual total return" for their shares. Such total return figure reflects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commencement of a Fund's operations, or on a year-by-year basis). The average annual total return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                ERV TO THE POWER OF 1/n
                         T = [(-----) - 1]
                                 P

          Where:    T =  average annual total return.

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                    P =  hypothetical initial payment of $1,000.

                    n =  period covered by the computation, expressed in years.

          Each Fund may also advertise the "aggregate total return" for its shares for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. The aggregate total return is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                           ERV
               Aggregate Total Return = [(------)] - 1
                                            P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the shares of the Blended Equity, Value and Restructuring, Small Cap and Large Cap Growth Funds for the one year period ended March 31, 1999 were _____%, _____%, _____% and _____%, respectively. The average annual total returns for the shares of the Blended Equity, Value and Restructuring and Small Cap Funds for the five year period ended March 31, 1999 were _____%, _____% and _____%, respectively. The average annual total returns for the shares of the Blended Equity Fund for the ten year period ended March 31, 1999 was _____%. The average annual total returns for the shares of the Value and Restructuring and Small Cap Funds for the period from December 31, 1992 (commencement of operations) to March 31, 1999 were _____% and _____%, respectively. The average annual total return for the shares of the Large Cap Growth Fund for the period from October 1, 1997 (commencement of operations) to March 31, 1999 was _____%.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of shares of a Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. The total return of the Funds also may be compared to the Standard & Poor's 500 Stock Index ("S&P 500"), an unmanaged index of common stocks of 500 companies, most of which are listed on the Exchange, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the Exchange. Total return and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Performance will fluctuate and any quotation of performance should not be considered as representative of a Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of performance.


                          MISCELLANEOUS

          As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining a Fund's net asset value, assets allocable to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of _____, 1999, U.S. Trust and its affiliates held of record substantially all of the Funds' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of May 19, 1999, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding shares of a Fund were as follows: BLENDED EQUITY FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 10.72%; United States Trust Company of New York, Trustee FBO U.S. Trust Plan, U.S. Trust Company of the Pacific Northwest, Attn: Sandra Woolcock, 4380 SW Macadam Avenue, Suite 2700, Portland, Oregon 97201, 6.31%; VALUE AND RESTRUCTURING FUND: Charles Schwab & Co., Inc., Special Custody A/C For Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104, 19.98%; and SMALL CAP
FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 21.20%.

                              FINANCIAL STATEMENTS

          The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended _____________ (the "____ Annual Report") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the ____ Annual Report are incorporated by reference herein. The financial statements included in the ____ Annual Report for the Funds have been audited by the Company's independent auditors, _______________, whose reports thereon also appear in the ____ Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ____ Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

     A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

     "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

     "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

     "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     "Not Prime" - Issuers do not fall within any of the Prime rating categories.

     The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

     "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

     "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

     "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

     "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

     "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

     Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

     "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

     "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

     "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     "D" - Securities are in actual or imminent payment default.

     Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

     "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

     "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

     "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

     "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

     "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

     "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

     PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

     "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

     Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic ranking category.

     The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

     "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

     "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

     "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

     To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

     The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

     "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

     "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

     "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     "CCC", "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

     "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

     To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

     Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

     "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

     "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

     "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

     "BB," "B," "CCC" and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

     "D" - This designation indicates that the long-term debt is in default.

     PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

     A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

     "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

     "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated

Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

     "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

     "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

     "SG" - This designation denotes speculative quality and lack of margins of protection.

     Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                              EXCELSIOR FUNDS, INC.

                             Income and Growth Fund




                       STATEMENT OF ADDITIONAL INFORMATION




                                 August 1, 1999



          This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Income and Growth Fund (the "Fund") of Excelsior Funds, Inc. dated August 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

          The audited financial statements and related report of __________________, independent auditors, contained in the annual report to the Fund's shareholders for the fiscal year ended _____________ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling
(800) 446-1012.

                        TABLE OF CONTENTS

                                                                            Page
                                                                            ----
CLASSIFICATION AND HISTORY.....................................................1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS....................................1
     Investment Philosophy and Strategies......................................1
     Additional Investment Policies............................................3
     Additional Information on Portfolio Instruments...........................5
     Investment Limitations...................................................12
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................15
     Purchase of Shares.......................................................16
     Redemption Procedures....................................................18
     Other Redemption Information.............................................20
INVESTOR PROGRAMS.............................................................21
     Systematic Withdrawal Plan...............................................21
     Exchange Privilege.......................................................21
     Retirement Plans.........................................................22
     Automatic Investment Program.............................................23
     Additional Information...................................................23
DESCRIPTION OF CAPITAL STOCK..................................................23
MANAGEMENT OF THE FUND........................................................25
     Directors and Officers...................................................25
     Investment Advisory and Administration Agreements........................31
     Banking Laws.............................................................33
     Shareholder Organizations................................................33
     Expenses.................................................................34
     Custodian and Transfer Agent.............................................34
PORTFOLIO TRANSACTIONS........................................................35
PORTFOLIO VALUATION...........................................................37
INDEPENDENT AUDITORS..........................................................38
COUNSEL.......................................................................38
ADDITIONAL INFORMATION CONCERNING TAXES.......................................38
PERFORMANCE INFORMATION.......................................................40
MISCELLANEOUS.................................................................43
FINANCIAL STATEMENTS..........................................................43
APPENDIX A...................................................................A-1

                           CLASSIFICATION AND HISTORY

          Excelsior Funds, Inc. (the "Company") is an open-end, management investment company. The Fund is a separate series of the Company and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company was organized as a Maryland corporation on August 2, 1984. Prior to December 28, 1995, the Company was known as "UST Master Funds, Inc."

           INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

          The following information supplements the description of the investment objectives, strategies and risks of the Fund as set forth in the Prospectus. The investment objective of the Fund may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below).

INVESTMENT PHILOSOPHY AND STRATEGIES

          In managing investments for the Fund, the Adviser follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. Its approach begins with the conviction that all worthwhile investments are grounded in value. The Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices, such that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

          The Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership. The Adviser employs the following three different but closely interrelated portfolio strategies to focus and organize its search for investment values.

          1. PROBLEM/OPPORTUNITY COMPANIES. Important investment opportunities often occur where companies develop solutions to large, complex, fundamental problems, such as declining industrial productivity; rising costs and declining sources of energy; the economic imbalances and value erosion caused by years of high inflation and interest rates; the soaring costs and competing priorities of providing health care; and the accelerating interdependence and "shrinking size" of the world.


          Solutions or parts of solutions to large problems may be generated by established companies or comparatively new companies of all sizes through the development of new products, technologies or services, or through new applications of older ones.

          Investment in such companies represents a very wide range of investment potential, current income return rates, and exposure to fundamental and market risks. Income generated by each Fund's investments in these companies would be expected to be moderate, characterized by lesser rates than those of a fund whose sole objective is current income, and somewhat higher rates than those of a higher-risk growth fund.

          2. TRANSACTION VALUE COMPANIES. In the opinion of the Adviser, the stock market frequently values the aggregate ownership of a company at a substantially lower figure than its component assets would be worth if they were sold off separately over time. Such assets may include intangible assets such as product and market franchises, operating know-how, or distribution systems, as well as such tangible properties as oil reserves, timber, real estate, or production facilities. Investment opportunities in these companies are determined by the magnitude of difference between economic worth and current market price.

          Market undervaluations are very often corrected by purchase and sale, restructuring of the company, or market appreciation to recognize the actual worth. The recognition process may well occur over time, however, incurring a form of time-exposure risk. Success from investing in these companies is often great, but may well be achieved only after a waiting period of inactivity.

          Income derived from investing in undervalued companies is expected to be moderately greater than that derived from investments in either the Problem/Opportunity or Early Life Cycle companies.

          3. EARLY LIFE CYCLE COMPANIES. Investments in Early Life Cycle companies tend to be narrowly focused on an objective of higher rates of capital appreciation. They correspondingly will involve a significantly greater degree of risk and the reduction of current income to a negligible level. Such investments will not be limited to new, small companies engaged only in frontier technology, but will seek opportunities for maximum appreciation through the full spectrum of business operations, products, services, and asset values. Consequently, the Fund's investments in Early Life Cycle companies are primarily in younger, small- to medium- sized companies in the early stages of their development. Such companies are usually more flexible in trying new approaches to problem-solving and in making new or different employment of assets. Because of the high risk level involved, the ratio of success among such companies is lower than the average, but for those companies which succeed, the magnitude of investment reward is potentially higher.

          Although the Adviser generally will use the three strategies described above in managing investments for the Fund, the Fund generally will invest in those companies which are expected to generate the greater income. As a result, the Fund is likely to have a relatively small portion of its assets invested in Early Life Cycle companies. Finally, to complete the Adviser's investment philosophy in managing the Fund, the three portfolio strategies discussed above are applied in concert with other longer-term investment "themes" to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends. The Adviser also believes that understanding the instigation, catalysts and effects of these longer-term trends should help to identify companies that are beneficiaries of these trends.

ADDITIONAL INVESTMENT POLICIES

          Under normal market and economic conditions, the Fund will invest a substantial portion of its assets in common stock, preferred stock and securities convertible into common stock. The Fund's investments in equity securities will be income-oriented, and it is expected that a portion of its assets will be invested on a regular basis in debt obligations.

          In managing the equity portion of the Fund, the Adviser will generally select securities that are expected to pay dividends and other distributions which will result in moderate current income when added to the income from the Fund's non-equity investments. As a general matter, the Adviser will use the problem/opportunity, transaction value, and early life cycle strategies discussed above. The Adviser may also purchase equity securities for the Fund from time to time without regard to the strategies outlined above if it determines that the purchase is in furtherance of the Fund's investment objectives.

          Debt obligations may be acquired by the Fund to produce income and (under certain conditions) capital appreciation, and may include both convertible and non-convertible corporate and government bonds, debentures, money market instruments, repurchase agreements collateralized by U.S. government obligations, and other types of instruments described in this Statement of Additional Information and the Fund's Prospectus. Except as stated below, investments in debt obligations will be limited to those that are considered to be investment grade-i.e., debt obligations classified within the four highest ratings of a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated, determined by the Adviser to be of comparable quality. However, the Adviser may at any time acquire other, non-investment grade obligations when it believes that their investment characteristics make them desirable acquisitions for the Fund in light of its investment objectives and current portfolio mix, so long as, under normal market and economic conditions, no more than 5% of the Fund's total assets are invested in non-investment grade debt obligations. Notwithstanding the foregoing, the Fund may invest up to 35% of its total assets in non-investment grade convertible debt obligations. Non-investment grade obligations (those that are rated "Ba" or lower by Moody's and, at the same time, "BB" or lower by S&P or unrated obligations), commonly referred to as "junk bonds," have speculative characteristics. Risks associated with lower-rated debt securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for the securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on the Fund's net asset value and investment practices), and (f) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely effect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds and adversely effect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a debt obligation held by the Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities held by the Fund, especially in a thinly traded market. See Appendix A for an explanation of ratings of obligations.

          The Fund may invest up to 10% of its total assets in instruments such as liquidating trust receipts; certificates of beneficial ownership; limited partnership interests; creditor claims; loan participations; and warrants, options and other rights to purchase securities. Such instruments may represent ownership or credit or interests in a wide range of assets or businesses, and may be acquired by the Fund for either income purposes (as would normally be the case with instruments such as liquidating trust receipts) or capital appreciation (as would be the case with warrants and options). Liquidating trust receipts, as well as certificates of beneficial interest, acquired by the Fund represent interests in trusts holding specific assets. In the case of a liquidating trust, such assets may include airplanes, ships and trucks that have been leased to third parties. Limited partnership interests acquired by the Fund may represent equitable interests in enterprises engaged in activities related to leasing of electronic, computer and other types of equipment. Normally, the profits and losses attributable to the foregoing types of instruments pass directly to the holders of the instruments and are not taxed at the trust or partnership level.

          Creditor claims (which may be in the form of notes or debentures) acquired by the Fund comprise debt obligations of companies being reorganized under bankruptcy or insolvency laws. Creditor claims normally sell at a substantial discount from their face value, may be convertible into stock of the reorganized company, and have a high degree of potential risk and reward. Loan participations acquired by the Fund represent interests in either separate, privately negotiated loans that have been made by lending institutions to third parties or pools of privately negotiated loans maintained in the loan portfolios of lending institutions. Lending institutions may sell loan participations to the Fund and other institutional investors in order to achieve additional revenues and to reduce their exposure on the loans involved, as well as for other reasons. Loan participations are considered to be illiquid securities subject to the 10% limitation on investments in illiquid securities described below.

          The instruments described above may provide a higher than normal rate of return but may also entail greater risks. These risks include the absence of any secondary or other organized market for certain instruments that the Fund may acquire; the likelihood that the transfer of certain instruments will otherwise be restricted because they have not been registered under federal or state securities laws; the probability that certain instruments will represent interests in a single asset or project and will be entirely dependent upon market and economic factors affecting such asset or project and upon the skill of project managers to produce value; the possibility of volatile changes in the value of an instrument because of changes in the value of the asset underlying the instrument; the possibility that certain instruments will be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the risk that the underlying portfolio company will fail to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"); the possibility that the Fund's loss with respect to an instrument may exceed the amount of its investment; and, with respect to creditor claims and other debt instruments, the quality of the credit extended. In addition, income from some of the instruments described above may be non-qualifying income for purposes of the Code and must be monitored by the Adviser so that the amount of any such non-qualifying income does not exceed the amount permitted by the Code. The Adviser will purchase such instruments only when it determines that the expected return justifies the attendant risks.

          The Fund may also invest in the securities of foreign issuers directly or indirectly through sponsored and unsponsored American Depository Receipts ("ADRs"). ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers. Investments in unsponsored ADRs involve additional risk because financial information based on generally accepted accounting principles (GAAP") may not be available for the foreign issuers of the underlying securities. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. As discussed below, the Fund may also enter into foreign currency exchange transactions for hedging purposes.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

          OPTIONS

          The Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Fund will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

          The Fund may engage in writing covered call options (options on securities owned by the Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by the Fund may not exceed 25% of the value of its net assets. By writing a covered call option, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

          When the Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. The Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

          When the Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund will realize a gain or loss. Premiums from expired call options written by the Fund and net gains from closing purchase transactions are treated as short-term capital gains for federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Fund and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

          REPURCHASE AGREEMENTS

          The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Company's Board of Directors. The Fund will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements are held by the Fund's custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by the Fund under the 1940 Act.

          WHEN-ISSUED AND FORWARD TRANSACTIONS

          The Fund may purchase eligible securities on a "when issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When the Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of the Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          The Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When the Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a forward commitment to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          FORWARD CURRENCY TRANSACTIONS

          The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          The Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Fund engages in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and the Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, the Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          REAL ESTATE INVESTMENT TRUSTS

          The Fund may invest in equity real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in commercial real estate properties. Investments in REITs may subject the Fund to certain risks. REITs may be affected by changes in the value of the underlying property owned by the trust. REITs are dependent upon specialized management skill, may not be diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for the beneficial tax treatment available to REITs under the Code, and to maintain exemption from the 1940 Act. As a shareholder in a REIT, the Fund would bear, along with other shareholders, its pro rata portion of the REIT's operating expenses. These expenses would be in addition to the advisory and other expenses the Fund bears directly in connection with its own operations.

          SECURITIES LENDING

          To increase return on its portfolio securities, the Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of the Fund exceeds 30% of the value of its total assets. When the Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if a material event affecting the investment is to occur.

          There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          MONEY MARKET INSTRUMENTS

          The Fund may invest in "money market instruments," which include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations (see investment limitation No. 14 below under "Investment Limitations"). Investments in time deposits are limited to no more than 5% of the value of the Fund's total assets at the time of purchase.

          Investments by the Fund in commercial paper will consist of issues that are rated "A-2" or better by S&P or "Prime-2" or better by Moody's. In addition, the Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund.

          Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by the Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument.

          GOVERNMENT OBLIGATIONS

          The Fund may invest in U.S. government obligations, including U.S. Treasury Bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the Federal National Mortgage Association, the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks and the Maritime Administration.

          INVESTMENT COMPANY SECURITIES

          The Fund may invest in securities issued by other investment companies which invest in high-quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

          BORROWING AND REVERSE REPURCHASE AGREEMENTS

          The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

          ILLIQUID SECURITIES

          The Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the Fund has valued the security. The Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          PORTFOLIO TURNOVER

          The Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the Fund's investment objectives. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. (See "Additional Information Concerning Taxes.")

INVESTMENT LIMITATIONS

          The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed only by a vote of the holders of a majority of the Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Company or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company or the Fund, or
(b) 67% or more of the shares of the Company or the Fund present at a meeting if more than 50% of the outstanding shares of the Company or the Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to the Fund may be changed by the Company's Board of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to the Fund. The Fund may not:

          1. Make loans, except that (i) the Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, (ii) the Fund may lend portfolio securities in an amount not exceeding 30% of its total assets, and (iii) the Fund may purchase or hold creditor claims, loan participations and other instruments in accordance with its investment objectives and policies;

          2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, and (ii) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy;

          3. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          5. Issue any senior securities, except insofar as any borrowing in accordance with the Fund's investment limitation contained in the Prospectus might be considered to be the issuance of a senior security;

          6. Purchase securities on margin, make short sales of securities, or maintain a short position;

          7. Invest in companies for the purpose of exercising management or control;

          8. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

          9. Invest in or sell put options, call options, straddles, spreads, or any combination thereof; provided, however, that the Fund may write covered call options with respect to its portfolio securities that are traded on a national securities exchange, and may enter into closing purchase transactions with respect to such options if, at the time of the writing of such option, the aggregate value of the securities subject to the options written by the Fund does not exceed 25% of the value of its total assets; and provided that the Income and Growth Fund may purchase options and other rights in accordance with its investment objective and policies;

          10. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          11. Purchase or sell commodities futures contracts or invest in oil, gas, or other mineral exploration or development programs; provided, however, that this shall not prohibit the Fund from purchasing publicly traded securities of companies engaging in whole or in part in such activities or from investing in liquidating trust receipts, certificates of beneficial ownership or other instruments in accordance with its investment objectives and policies;

          12. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

          13. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding. Optioned stock held in escrow is not deemed to be a pledge.

          14. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks; and

          15. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

                                     * * *

          The Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

          For the purpose of Investment Limitation No. 4, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          In addition to the above investment limitations, the Fund currently intends to limit its investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of the Fund's net assets. For the purpose of this limitation, warrants acquired by the Fund in units or attached to securities will be deemed to be without value. The Fund also intends to refrain from entering into arbitrage transactions.

          The Fund may not purchase or sell commodities except as provided in Investment Limitation No 11 above.

          The Fund will not invest more than 25% of the value of its total assets in domestic bank obligations.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's securities will not constitute a violation of such limitation.


         ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Company's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

          The net asset value of the Fund is determined and the shares of the Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for the Fund are determined on each day the Exchange and the Adviser are open for trading (a "Business Day"). Currently, the holidays which the Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. The Fund's net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding shares.

          As described below, shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Company has authorized certain brokers to accept on its behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Company. The Company will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.


PURCHASE OF SHARES

          Shares of the Fund are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Company's sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

          Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Company. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Fund, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

          Customers wishing to purchase shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder

Organizations in your area, call (800) 446-1012.) An Investor purchasing shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase shares directly from the Distributor in accordance with procedures described in the Prospectus.

          Direct Investors may purchase shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Funds, Inc., to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds, Inc. along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for shares with federal funds or funds immediately available to CGFSC.

          Investors may also purchase shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
              (including account number)

          Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

          Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers is $500 for the Fund. The minimum subsequent investment for both types of investors is $50 for the Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer s account fees for automatic investment and other cash management services provided. The Company reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund shares.

REDEMPTION PROCEDURES

          A request for the redemption of shares will receive the net asset value per share next computed after the request is received in good order by the Company's sub-transfer agent or an authorized broker or designated intermediary.

          Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in the Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Company, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

          Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc.
          c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          A written redemption request to CGFSC must (i) state the number of shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

          CGFSC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call
(617) 557-8280).

          Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

          In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Company c/o CGFSC, at the address listed above. Such requests must be signed by the Direct Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

          CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Company, CGFSC or the Distributor. The Company, CGFSC, and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Company will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

          If any portion of the shares to be redeemed represents an investment made by personal check, the Company and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

          Except as described in "Investor Programs" below, Investors may be required to redeem shares in the Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to shares of the Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her shares to the extent necessary to maintain the required minimum balance.

OTHER REDEMPTION INFORMATION

          The Company may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of the Fund's portfolio securities.

          The Company reserves the right to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. The Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Company may, in its discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of the Fund. ---------


                                INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN

          An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;


          (2)  A fixed-share withdrawal;


          (3) A fixed-percentage withdrawal (based on the current value of the account); or


          (4)  A declining-balance withdrawal.


          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional shares of the Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in the Fund while at the same time participating in the Systematic Withdrawal Plan with respect to the Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

          Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Company or Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and, collectively with the Company, the "Companies") or for Shares of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares in the Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

RETIREMENT PLANS

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

          IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

          Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

          Keogh Plans for self-employed individuals.

          Investors investing in the Fund pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 for the Fund and the minimum subsequent investment is $50 for the Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800)

446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase shares of the Fund pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

          The Automatic Investment Program permits Investors to purchase shares (minimum of $50 for the Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 for the Fund. Provided the Investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

          The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Company may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

ADDITIONAL INFORMATION

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                          DESCRIPTION OF CAPITAL STOCK

          The Company's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share, and to classify or reclassify any unissued shares of the Company into one or more classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. The Company's authorized common stock is currently classified into 41 series of shares representing interests in 17 investment portfolios.

          Each share in the Fund represents an equal proportionate interest in the Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board of Directors may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fund, its shareholders are entitled to receive the assets available for distribution belonging to the Fund and a proportionate distribution, based upon the relative asset values of the Company's portfolios, of any general assets of the Company not belonging to any particular portfolio of the Company which are available for distribution. In the event of a liquidation or dissolution of the Company, its shareholders will be entitled to the same distribution process.

          Shareholders of the Company are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Company's shares may elect all of the Company's directors, regardless of votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of the Company voting without regard to class.

          The Company's Charter authorizes its Board of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of the Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert the Fund's assets into money and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value; or (c) combine the assets belonging to the Fund with the assets belonging to another portfolio of the Company, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of the Fund to be redeemed at their net asset value or converted into shares of another class of the Company's common stock at net asset value. The exercise of such authority by the Board of Directors will be subject to the provisions of the 1940 Act, and the Board of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of the Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

          Certificates for shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional shares.


                             MANAGEMENT OF THE FUND

DIRECTORS AND OFFICERS

          The business and affairs of the Fund are managed under the direction of the Company's Board of Directors. The directors and executive officers of the Company, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
 Name and Address                             the Company                       Other Affiliations
 ----------------                             -----------                       ------------------
 Frederick S. Wonham                          Chairman of the                   Retired; Director of the Company and Excelsior
 238 June Road                                Board, President                  Tax-Exempt Fund (since 1995); Trustee of Excelsior
 Stamford, CT  06903                          and Treasurer                     Funds and Excelsior Institutional Trust (since
 Age: 67                                                                        1995); Vice Chairman of U.S. Trust Corporation and
                                                                                U.S. Trust New York (from February 1990 until
                                                                                September 1995); and Chairman, U.S. Trust Company
                                                                                (from March 1993 to May 1997).

 Donald L. Campbell                           Director                          Retired; Director of the Company and Excelsior
 333 East 69th Street                                                           Tax-Exempt Fund (since 1984); Director of UST
 Apt. 10-H                                                                      Master Variable Series, Inc. (from 1994 to June
 New York, NY 10021                                                             1997); Trustee of Excelsior Institutional Trust
 Age: 72                                                                        (since 1995); and Director, Royal Life Insurance
                                                                                Co. of New York (since 1991).

 Rodman L. Drake                              Director                          Director of the Company and Excelsior Tax-Exempt
 Continuation Investments Group, Inc.                                           Fund (since 1996); Trustee of Excelsior
 1251 Avenue of the Americas                                                    Institutional Trust and Excelsior Funds (since
 9th Floor                                                                      1994); Director, Parsons Brinkerhoff Energy
 New York, NY  10020                                                            Services Inc. (since 1996); Director, Parsons
 Age: 55                                                                        Brinkerhoff, Inc. (engineering firm) (since 1995);
                                                                                President, Continuation Investments Group, Inc.
                                                                                (since 1997); President, Mandrake Group
                                                                                (investment and consulting firm) (1994-1997);
                                                                                Director, Hyperion Total Return Fund, Inc. and
                                                                                four other funds for which Hyperion Capital
                                                                                Management, Inc. serves as investment adviser
                                                                                (since 1991); Co-Chairman, KMR Power Corporation
                                                                                (power plants) (from 1993 to 1996); Director, The
                                                                                Latin America Smaller Companies Fund, Inc. (since
                                                                                1993); Member of Advisory Board, Argentina Private
                                                                                Equity Fund L.P. (from 1992 to 1996) and Garantia
                                                                                L.P. (Brazil) (from 1993 to 1996); and Director,
                                                                                Mueller Industries, Inc. (from 1992 to 1994).

-------------------

1. This director is considered to be an "interested person" of the Company as defined in the 1940 Act.

                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
 Name and Address                             the Company                       Other Affiliations
 ----------------                             -----------                       ------------------
 Joseph H. Dugan                              Director                          Retired; Director of the Company and Excelsior
 913 Franklin Lake Road                                                         Tax-Exempt Fund (since 1984); Director of UST
 Franklin Lakes, NJ  07417                                                      Master Variable Series, Inc. (from 1994 to June
 Age: 73                                                                        1997); and Trustee of Excelsior Institutional
                                                                                Trust (since 1995).

 Wolfe J. Frankl                              Director                          Retired; Director of the Company and Excelsior
 2320 Cumberland Road                                                           Tax-Exempt Fund (since 1986); Director of UST
 Charlottesville, VA  22901                                                     Master Variable Series, Inc. (from 1994 to June
 Age: 77                                                                        1997); Trustee of Excelsior Institutional Trust
                                                                                (since 1995); Director, Deutsche Bank Financial,
                                                                                Inc. (since 1989); Director, The Harbus
                                                                                Corporation (since 1951); and Trustee, HSBC Funds
                                                                                Trust and HSBC Mutual Funds Trust (since 1988).

 W. Wallace McDowell, Jr.                     Director                          Director of the Company and Excelsior Tax-Exempt
 c/o Prospect Capital Corp.                                                     Fund (since 1996); Trustee of Excelsior
 43 Arch Street                                                                 Institutional Trust and Excelsior Funds (since
 Greenwich, CT  06830                                                           1994); Private Investor (since 1994); Managing
 Age: 61                                                                        Director, Morgan Lewis Githens & Ahn (from 1991 to
                                                                                1994); and Director, U.S. Homecare Corporation
                                                                                (since 1992), Grossmans, Inc. (from 1993 to 1996),
                                                                                Children s Discovery Centers (since 1984), ITI
                                                                                Technologies, Inc. (since 1992) and Jack Morton
                                                                                Productions (since 1987).

 Jonathan Piel                                Director                          Director of the Company and Excelsior Tax-Exempt
 558 E. 87th Street                                                             Fund  (since 1996); Trustee of Excelsior
 New York, NY  10128                                                            Institutional Trust and Excelsior Funds (since
 Age: 59                                                                        1994); Vice President and Editor, Scientific
                                                                                American, Inc. (from 1986 to 1994); Director,
                                                                                Group for The South Fork, Bridgehampton, New York
                                                                                (since 1993); and Member, Advisory Committee,
                                                                                Knight Journalism Fellowships, Massachusetts
                                                                                Institute of Technology (since 1984).

                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
 Name and Address                             the Company                       Other Affiliations
 ----------------                             -----------                       ------------------
 Robert A. Robinson                           Director                          Director of the Company and Excelsior Tax-Exempt
 Church Pension Fund                                                            Fund (since 1987); Director of UST
 800 Second Avenue                                                              Master Variable Series, Inc. (from 1994 to June
 New York, NY  10017                                                            1997); Trustee of Excelsior Institutional Trust
 Age: 72                                                                        (since 1995); President Emeritus, The Church
                                                                                Pension Fund and its affiliated companies (since
                                                                                1966); Trustee, H.B. and F.H. Bugher Foundation
                                                                                and Director of its wholly owned subsidiaries --
                                                                                Rosiclear Lead and Flourspar Mining Co. and The
                                                                                Pigmy Corporation (since 1984); Director,
                                                                                Morehouse Publishing Co. (1974-1998); Trustee,
                                                                                HSBC Funds Trust and HSBC Mutual Funds Trust
                                                                                (since 1982); and Director, Infinity Funds, Inc.
                                                                                (since 1995).

 Alfred C. Tannachion(1)                      Director                          Retired; Director of the Company and Excelsior
 6549 Pine Meadows Drive                                                        Tax-Exempt Fund (since 1985); Chairman of the
 Spring Hill, FL  34606                                                         Board of Excelsior Fund and Excelsior Tax-Exempt
 Age: 72                                                                        Fund (1991-1997) and Excelsior Institutional Trust
                                                                                (1996-1997); President and Treasurer of Excelsior
                                                                                Fund and Excelsior Tax-Exempt Fund (1994-1997) and
                                                                                Excelsior Institutional Trust (1996-1997);
                                                                                Chairman of the Board, President and Treasurer of
                                                                                UST Master Variable Series, Inc. (1994-1997); and
                                                                                Trustee of Excelsior Institutional Trust (since
                                                                                1995).

 W. Bruce McConnel, III                       Secretary                         Partner of the law firm of Drinker
 Philadelphia National                                                          Biddle & Reath LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 55

 Michael P. Malloy                            Assistant Secretary               Partner of the law firm of Drinker Biddle & Reath
 Philadelphia National                                                          LLP.
  Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 40

 Edward Wang                                  Assistant                         Manager of Blue Sky Compliance, Chase Global Funds
 Chase Global Funds                           Secretary                         Services Company (November 1996 to present); and
  Services Company                                                              Officer and Manager of Financial Reporting,
 73 Tremont Street                                                              Investors Bank & Trust Company (January 1991 to
 Boston, MA  02108-3913                                                         November 1996).
 Age: 37

-------------------

1. This director is considered to be an "interested person" of the Company as defined in the 1940 Act.

                                                                                Principal Occupation
                                              Position with                     During Past 5 Years and
 Name and Address                             the Company                       Other Affiliations
 ----------------                             -----------                       ------------------
 John M. Corcoran                             Assistant                         Vice President, Director of Fund Administration,
 Chase Global Funds                           Treasurer                         Chase Global Funds Services Company (since April
   Services Company                                                             1998); Vice President, Senior Manager of Fund
 73 Tremont Street                                                              Administration, Chase Global Funds Services
 Boston, MA  02108-3913                                                         Company (from July 1996 to April 1998); Second
 Age: 33                                                                        Vice President, Manager of Fund Administration,
                                                                                Chase Global Funds Services Company (from October
                                                                                1993 to July 1996); and Audit Manager, Ernst &
                                                                                Young LLP (from August 1987 to September 1993).


          Each director of the Company receives an annual fee of $9,000 plus a meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Company. The employees of CGFSC do not receive any compensation from the Company for acting as officers of the Company. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Company. As of ________, 1999, the directors and officers of the Company as a group owned beneficially less than 1% of the outstanding shares of each fund of the Company, and less than 1% of the outstanding shares of all funds of the Company in the aggregate.

          The following chart provides certain information about the fees received by the Company's directors in the most recently completed fiscal year.

                                             Pension or
                                             Retirement
                             Aggregate         Benefits     Total Compensation
                           Compensation    Accrued as Part   from the Company
 Name of                       from               of         and Fund Complex*
 Person/Position            the Company     Fund Expenses    Paid to Directors
 ---------------            -----------     -------------    -----------------
 Donald L. Campbell          $_______            None          $_______(3)**
 Director

 Rodman L. Drake             $_______            None          $_______(4)**
 Director

 Joseph H. Dugan             $_______            None          $_______(3)**
 Director

 Wolfe J. Frankl             $_______            None          $_______(3)**
 Director

 W. Wallace McDowell, Jr.    $_______            None          $_______(4)**
 Director

 Jonathan Piel               $_______            None          $_______(4)**
 Director

 Robert A. Robinson          $_______            None          $_______(3)**
 Director

 Alfred C. Tannachion        $_______            None          $_______(3)**
 Director

 Frederick S. Wonham         $_______            None          $_______(4)**
 Chairman of the Board,
 President and
 Treasurer

-------------------
* The "Fund Complex" consists of the Company, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.
** Number of investment companies in the Fund Complex for which director served as director or trustee.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

          U.S. Trust New York and U.S. Trust Company (collectively with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as investment advisers to the Fund. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, purchased for the Fund.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Fund.

          For the services provided and expenses assumed pursuant to the Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund.

          From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by the Fund, which waiver may be terminated at any time.

          For the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid U.S. Trust advisory fees of $________, $990,357 and $876,995, respectively. For the same period, U.S. Trust waived advisory fees totaling $________, $110,502 and $105,756, respectively.

          The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          CGFSC, Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Company (collectively, the "Administrators") serve as the Company's administrators and provide the Fund with general administrative and operational assistance. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses, if any, of the Fund. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Fund's financial accounts and records, and generally assist in the Fund's operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Company's administrators pursuant to an administration agreement substantially similar to the Administration Agreement currently in effect for the Company.

          The Administrators also provide administrative services to the other investment portfolios of the Company and to all of the investment portfolios of Excelsior Tax-Exempt Fund and Excelsior Institutional Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Company, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (except for the international portfolios of the Company and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Company and Excelsior Institutional Trust) as follows:

                   COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
                  OF THE COMPANY, EXCELSIOR TAX-EXEMPT FUND AND
                    EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING
                   THE INTERNATIONAL PORTFOLIOS OF THE COMPANY
                       AND EXCELSIOR INSTITUTIONAL TRUST)

                                                       ANNUAL FEE
First $200 million......................................  0.200%
Next $200 million.......................................  0.175%
Over $400 million.......................................  0.150%

          Administration fees payable to the Administrators by each portfolio of the Company, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time.

          For the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid the Administrators $______, $223,661 and $200,249, respectively. For the same period, the Administrators waived administration fees totaling $_____, $914 and $1,132, respectively.

BANKING LAWS

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

          Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect their net asset values per share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

          The Company has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for the Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Company to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an aggregate amount equal to administrative service fees payable by the Fund.

          The Company's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Company. Pursuant to the Plan, the Company Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder

Organizations will be approved annually by a majority of the Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to the Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Company's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Company's Board of Directors who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such Disinterested Directors.

          For the fiscal years or periods ended March 31, 1999, 1998 and 1997, the Fund paid Shareholder Organizations $______, $111,416 and $106,888, respectively.

EXPENSES

          Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Fund bears the expenses incurred in its operations. Expenses of the Fund include: taxes; interest; fees (including fees paid to the Company's directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; costs of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Fund also pays for brokerage fees and commissions in connection with the purchase of portfolio securities.

CUSTODIAN AND TRANSFER AGENT

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Fund's assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Fund; (ii) make receipts and disbursements of money on behalf of the Fund; (iii) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Company's Board of Directors concerning the Fund's operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Fund with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

          U.S. Trust New York serves as the Fund's transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Fund to its shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Company's Board of Directors concerning the Fund's operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.
U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Company for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                             PORTFOLIO TRANSACTIONS


          Subject to the general control of the Company's Board of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Fund.

          The Fund may engage in short-term trading to achieve its investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. The Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Fund's Prospectus for the Fund's portfolio turnover rates.

          Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. In executing portfolio transactions for the Fund, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

          To the extent that the Fund effects brokerage transactions with any broker-dealer affiliated directly or indirectly with U.S. Trust, such transactions, including the frequency thereof, the receipt of any commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, will be fair and reasonable to the shareholders of the Fund.

          For the fiscal years ended March 31, 1999, 1998 and 1997, the Fund paid brokerage commissions aggregating $______, $113,280 and $74,499, respectively, $___, $0 and $0 of which was paid to affiliates of U.S. Trust.

          Transactions in domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Company and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Company, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Company's Board of Directors from time to time with respect to the extent and continuation of the policy, to cause the Fund to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Fund. Such information may be useful to the Adviser in serving the Fund and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

          During the fiscal year ended March 31, 1999, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amount of such transactions and the related commissions were $______ and $______, respectively.

          Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Fund are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the close of the most recent fiscal year. As of March 31, 1999, the Fund held the following securities of the Company's regular brokers or dealers or their parents: ______.


                               PORTFOLIO VALUATION

          Assets in the Fund which are traded on a recognized domestic stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. An option or futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Company's Board of Directors.

          Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time where value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the shares may be significantly affected on days when investors can neither purchase nor redeem the Fund's shares. The Company's administrators have undertaken to price the securities in the Fund's portfolio, and may use one or more independent pricing services in connection with this service.


                              INDEPENDENT AUDITORS

          ___________________, independent auditors, [ADDRESS] , serve as auditors of the Company. The Fund's Financial Highlights included in the Prospectus and the financial statements for the period ended _______________ incorporated by reference in this Statement of Additional Information have been audited by _________________ for the periods included in their reports thereon which appear therein.


                                     COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Company, and Mr. Malloy, Assistant Secretary of the Company, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Company and will pass upon the legality of the shares offered by the Prospectus.

             ADDITIONAL INFORMATION CONCERNING TAXES

          The following supplements the tax information contained in the Prospectus.

          The Fund qualified for its last taxable year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and expects to so qualify in future years. Such qualification generally relieves the Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with the Code. If, for any reason, the Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, the Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Qualification as a regulated investment company under the Code requires, among other things, that the Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, the Fund's investment company taxable income will be its income (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such ordinary income distributions to the extent of the total qualifying dividends received by the Fund from domestic corporations for the taxable year.

          The Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Such distributions are not eligible for the dividends received deduction. Upon the sale or exchange of shares, if the shareholder has not held such shares for more than six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

          An Investor considering buying shares of the Fund on or just before the record date of a dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

          A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of shares depending upon the tax basis of such shares and their price at the time of redemption, transfer or exchange. Generally, a shareholder may include sales charges incurred upon the purchase of shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another fund within 90 days of the purchase and is able to reduce the sales charges otherwise applicable to the new shares (by virtue of the exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss, but may be included (subject to the same limitation) in the tax basis of the new shares.

          Qualification as a regulated investment company under the Code also requires that the Fund satisfies certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to a Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated for this purpose as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

STATE AND LOCAL

          Purchasers are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the federal income tax law described above.


                            PERFORMANCE INFORMATION

          The Fund may advertise the "average annual total return" for its shares. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. Average total return figures will be given for the most recent one-year period, and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The average annual total return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                ERV TO THE POWER OF 1/n
                         T = [(-----) - 1]
                                 P

          Where:         T =  average annual total return.

                    ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                    P =  hypothetical initial payment of $1,000.

                    n =  period covered by the computation, expressed in years.

          The Fund may also advertise the "aggregate total return" for its shares for various periods, representing the cumulative change in the value of an investment in the Fund for the specific period. The aggregate total return is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                           ERV
               Aggregate Total Return = [(------)] - 1
                                            P

          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the average annual total returns for the shares of the Fund for the one year, five year and ten year periods ended March 31, 1999 were _____%, _____% and _____%.

          The Fund may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formulas set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, the Fund may calculate its aggregate total return for the period of time specified in the advertisement or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return of shares of the Fund may be compared to that of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of the Fund. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of the Fund's performance, including, without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected the Fund's performance.

          The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Performance will fluctuate and any quotation of performance should not be considered as representative of the Fund's future performance. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of performance.

                                  MISCELLANEOUS

          As used herein, "assets allocable to the Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company not belonging to a particular portfolio of the Company. In determining the Fund's net asset value, assets allocable to the Fund are charged with the direct liabilities in respect of the Fund and with a share of the general liabilities of the Company which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Company's Charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Fund, are conclusive.

          As of _________, 1999, U.S. Trust and its affiliates held of record substantially all of the Fund's outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of May 19, 1999, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding shares of the Fund were as follows: INCOME AND GROWTH FUND:
United States Trust Company of California, N.A. Trustee for Crucible Fund, U.S. Trust Company of the Pacific Northwest, Attn: Sandra Woolcock, 4380 SW Macadam Avenue, Suite 2700, Portland, Oregon 97201, 8.4%.

                              FINANCIAL STATEMENTS

          The audited financial statements and notes thereto in the Company's Annual Report to Shareholders for the fiscal year ended _____________ (the "____ Annual Report") for the Fund are incorporated in this Statement of Additional Information by reference. No other parts of the ____ Annual Report are incorporated by reference herein. The financial statements included in the ____ Annual Report for the Fund have been audited by the Company's independent auditors, ___________________, whose reports thereon also appear in the ____ Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ____ Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

           Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience,
(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus
(+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility and capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt obligations in this category lack margins of protection.

          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                               EXCELSIOR FUNDS, INC.

                                     Money Fund
                               Government Money Fund
                                Treasury Money Fund

                          EXCELSIOR TAX-EXEMPT FUNDS, INC.

                               Tax-Exempt Money Fund
                           New York Tax-Exempt Money Fund


                        STATEMENT OF ADDITIONAL INFORMATION


                                   August 1, 1999



     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for the Money, Government Money and Treasury Money Funds of Excelsior Funds, Inc. and the Tax-Exempt Money and New York Tax-Exempt Money Funds of Excelsior Tax-Exempt Funds, Inc. (individually, a "Fund" and collectively, the "Funds") dated August 1, 1999 (the "Prospectus"). A copy of the Prospectus may be obtained by writing Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     The audited financial statements and related report of _______________, independent auditors, contained in the annual report to the Funds' shareholders for the fiscal year ended _______ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual report are incorporated herein by reference. Copies of the annual report may be obtained upon request and without charge by calling (800) 446-1012.

                                  TABLE OF CONTENTS

                                                                                 Page
                                                                                 ----
CLASSIFICATION AND HISTORY . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS. . . . . . . . . . . . . . . . . . . . .1
     Additional Investment Policies. . . . . . . . . . . . . . . . . . . . . . . . .1
     Additional Information on Portfolio Instruments . . . . . . . . . . . . . . . .4
     Special Considerations Relating to New York Municipal Securities. . . . . . . 12
     Investment Limitations. . . . . . . . . . . . . . . . . . . . . . . . . . . . 23
NET ASSET VALUE AND NET INCOME . . . . . . . . . . . . . . . . . . . . . . . . . . 28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . . 29
     Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 30
     Redemption Procedures . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
     Other Redemption Information. . . . . . . . . . . . . . . . . . . . . . . . . 35
INVESTOR PROGRAMS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . . . . . 36
     Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
     Retirement Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 37
     Automatic Investment Program. . . . . . . . . . . . . . . . . . . . . . . . . 37
     Additional Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . 38
DESCRIPTION OF CAPITAL STOCK . . . . . . . . . . . . . . . . . . . . . . . . . . . 38
MANAGEMENT OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
     Directors and Officers. . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
     Investment Advisory and Administration Agreements . . . . . . . . . . . . . . 44
     Banking Laws. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 46
     Shareholder Organizations . . . . . . . . . . . . . . . . . . . . . . . . . . 47
     Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 48
     Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . . . . . . . . 48
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49
INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
ADDITIONAL INFORMATION CONCERNING TAXES. . . . . . . . . . . . . . . . . . . . . . 51
     Generally . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51
     Tax-Exempt Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52
YIELD INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 55
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 57
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .A-1

                              CLASSIFICATION AND HISTORY

          Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Companies") are open-end, management investment companies. The Money, Government Money and Treasury Money Funds are separate series of Excelsior Fund. The Tax-Exempt Money and New York Tax-Exempt Money Funds are separate series of Excelsior Tax-Exempt Fund. The Money, Government Money, Treasury Money and Tax-Exempt Money Funds are classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The New York Tax-Exempt Money Fund is classified as non-diversified under the 1940 Act. Excelsior Fund and Excelsior Tax-Exempt Fund were organized as Maryland corporations on August 2, 1984 and August 8, 1984, respectively. Prior to December 28, 1995, Excelsior Fund and Excelsior Tax-Exempt Fund were known as "UST Master Funds, Inc." and "UST Master Tax-Exempt Funds, Inc.," respectively. This Statement of Additional Information pertains to the Shares ("Retail Shares") of all the Funds and the Institutional Shares of the Money and Government Money Funds (collectively with the Retail Shares, the "Shares").

                     INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

          The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectus. The investment objective of each of the Money, Government Money and Treasury Money Funds (collectively, the "Taxable Funds") and the Tax-Exempt Money Fund may not be changed without the vote of the holders of a majority of its outstanding Shares (as defined below). The investment objective of the New York Tax-Exempt Money Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

          As discussed below under "Net Asset Value and Net Income," each Fund uses the amortized cost method to value securities in its portfolio. As such, each Fund is required to comply with Rule 2a-7 under the 1940 Act. Under Rule 2a-7, with respect to 100% of each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds' total assets, and 75% of the New York Tax-Exempt Money Fund's total assets, a Fund may not invest more than 5% of its assets, measured at the time of purchase, in the securities of any one issuer other than U.S. government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees. The New York Tax-Exempt Money Fund's compliance with the diversification provisions of Rule 2a-7 is deemed to be compliance with the diversification standards of the 1940 Act.

ADDITIONAL INVESTMENT POLICIES

          The Funds may only invest in: (i) securities in the two highest short-term rating categories of a nationally recognized statistical rating organization ("NRSRO"), provided that if a security is rated by more than one NRSRO, at least two NRSROs must rate the security in one of the two highest short-term rating categories; (ii) unrated securities determined to be of comparable quality at the time of purchase; (iii) certain money market fund shares; and
(iv) U.S. government securities (collectively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Appendix attached hereto.

TREASURY MONEY FUND

          Under normal market conditions, the Treasury Money Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations, such as Treasury bills and notes. The Fund may also from time to time invest in obligations issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System and the Tennessee Valley Authority. Income on direct investments in U.S. Treasury securities and obligations of the aforementioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its investments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax.

TAX-EXEMPT MONEY AND NEW YORK TAX-EXEMPT MONEY FUNDS (THE "TAX-EXEMPT FUNDS")

          The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality debt obligations determined by the Adviser to present minimal credit risks. Such obligations will be issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest on which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Securities"). As a matter of fundamental policy, except during temporary defensive periods, the Fund will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a majority of its outstanding Shares.)

          Under normal market conditions, at least 80% of the New York Tax-Exempt Money Fund's net assets will be invested in Municipal Securities which are determined by the Adviser to present minimal credit risks. The Fund may also invest in tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts and partnership interests. Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York ("New York Municipal Securities") are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Securities include municipal securities issued by the State of New York and its political sub-divisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico. Dividends derived from interest on Municipal Securities other than New York Municipal Securities are exempt from federal income tax but may be subject to New York State and New York City personal income tax (see "Additional Information Concerning Taxes" below). The Fund expects that under normal market conditions, at least 65% of its total assets will be invested in New York Municipal Securities.

          The New York Tax-Exempt Money Fund is concentrated in securities issued by New York State or entities within New York State and therefore investment in the Fund may be riskier than an investment in other types of money market funds. The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Securities to meet their continuing obligations for the payment of principal and interest.
New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Securities to meet their financial obligations.

          Certain substantial issuers of New York Municipal Securities (including issuers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. Although several different issues of Municipal Securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by Standard & Poor's Ratings Services ("S&P") and Moody's Investors Service, Inc. ("Moody's") in recent years, S&P and Moody's have recently placed the debt obligations of New York State and New York City on CreditWatch with positive implications and upgraded the debt obligations of New York City.
Strong demand for New York Municipal Securities has also at times had the effect of permitting New York Municipal Securities to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Securities could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other issuers of New York Municipal Securities. Although as of the date of this Statement of Additional Information, no issuers of New York Municipal Securities are in default with respect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Securities and, consequently, the net asset value of the New York Tax-Exempt Money Fund's portfolio. Other considerations affecting the Fund's investments in New York Municipal Securities are summarized below under "Special Considerations Relating to New York Municipal Securities."

          From time to time on a temporary defensive basis due to market conditions, the Tax-Exempt Funds may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Taxable obligations in which the Tax-Exempt Funds may invest include: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. government; (iii) money market instruments such as certificates of deposit, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. government obligations or other money market instruments; and (v) securities issued by other investment companies that invest in high-quality, short-term securities.

          The Tax-Exempt Funds may also invest from time to time in "private activity bonds" (see "Municipal Securities" below), the interest on which is treated as a specific tax preference item under the federal alternative minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of a Fund's net assets when added together with any taxable investments by the Fund.

          Each Tax-Exempt Fund may invest more than 25% of its assets in Municipal Securities the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Adviser. To the extent that a Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

          VARIABLE AND FLOATING RATE INSTRUMENTS

          Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instrument purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. While the Funds in general will invest only in securities that mature within 13 months of the date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such instruments have demand features that comply with conditions established by the Securities and Exchange Commission (the "SEC").

          Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. government or its agencies or instrumentalities, they may have a more active secondary market.

          The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of variable and floating rate instruments and will continuously monitor their financial ability to meet payment on demand. In determining dollar-weighted average portfolio maturity and whether a variable or floating rate instrument has a remaining maturity of 13 months or less, the maturity of each instrument will be computed in accordance with guidelines established by the SEC.

          REPURCHASE AGREEMENTS

          The Money, Government Money, Tax-Exempt Money and New York Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The

Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser, pursuant to guidelines established by the Companies' Boards of Directors. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described below under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

          Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act. Income on repurchase agreements will be taxable.

          SECURITIES LENDING

          To increase return on their portfolio securities, the Money and Government Money Funds may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

          There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          WHEN-ISSUED AND FORWARD TRANSACTIONS

          Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

          It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          STAND-BY COMMITMENTS

          Each Tax-Exempt Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commitment," a dealer or bank agrees to purchase at the Fund's option, specified Municipal Securities at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by the Tax-Exempt Funds at any time before the maturity of the underlying Municipal Securities, and may be sold, transferred or assigned by a Fund only with the underlying instruments.

          The Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). When a Tax-Exempt Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Tax-Exempt Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Tax-Exempt Fund would be valued at zero in determining the Fund's net asset value.

          MUNICIPAL SECURITIES

          Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Securities" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          Each Tax-Exempt Fund's portfolio may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund -- the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by a Tax-Exempt Fund.

          The Tax-Exempt Funds may purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Tax-Exempt Funds intend to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from federal income tax to the same extent as interest on the underlying Municipal Securities.

          There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs such as Moody's and S&P described in the Appendix hereto represent their opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate, and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multi-state agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Among other instruments, the Tax-Exempt Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the applicable maturity restrictions.

          The New York Tax-Exempt Money Fund may also invest in tax-exempt derivative securities such as tender option bonds, participations, beneficial interests in trusts, partnership interests or other forms. A typical tax-exempt derivative security involves the purchase of an interest in a Municipal Security or a pool of Municipal Securities which interest includes a tender option, demand or other feature. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Security to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Securities are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment.

          Before purchasing a tax-exempt derivative for the New York Tax-Exempt Money Fund, the Adviser is required by the Fund's Amortized Cost Procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity's relevant financial information.

          Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax (and, with respect to New York Municipal Securities, to the exemption of interest thereon from New York State and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance, and opinions relating to the validity of and the tax-exempt status of payments received by the New York Tax-Exempt Money Fund from tax-exempt derivatives are rendered by counsel to the respective sponsors of such derivatives. The Funds and the Adviser will rely on such opinions and will not review independently the underlying proceedings relating to the issuance of Municipal Securities, the creation of any tax-exempt derivative securities, or the bases for such opinions.

          INSURED MUNICIPAL SECURITIES

          The New York Tax-Exempt Money Fund may purchase Municipal Securities which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Securities. Although insurance coverage for the Municipal Securities held by the Fund reduces credit risk by insuring that the Fund will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. The Fund may invest more than 25% of its net assets in Municipal Securities covered by insurance policies.

          MONEY MARKET INSTRUMENTS

          "Money market instruments" that may be purchased by the Money, Government Money, Tax-Exempt Money and New York Tax-Exempt Money Funds in accordance with their investment objectives and policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of purchase. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities described below under "Illiquid Securities."

          Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Adviser believes that the credit risk with respect to the instrument is minimal.

          GOVERNMENT OBLIGATIONS

          The Funds may purchase government obligations which include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Administration, Federal Home Loan Banks and the Tennessee Valley Authority. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Adviser believes that the credit risk with respect to the instrumentality is minimal.

          Securities issued or guaranteed by the U.S. government have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns Shares of a Fund.

          The Treasury Money Fund primarily will purchase direct obligations of the U.S. Treasury and obligations of those agencies or instrumentalities of the U.S. government interest income from which is generally not subject to state and local income taxes.

          INVESTMENT COMPANY SECURITIES

          The Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Tax-Exempt Funds normally will invest in securities of investment companies only if such companies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the 1940 Act. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

          BORROWING AND REVERSE REPURCHASE AGREEMENTS

          Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

          ILLIQUID SECURITIES

          Each Fund will not knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          MISCELLANEOUS

          The Money, Government Money, Treasury Money and Tax-Exempt Money Funds may not invest in oil, gas, or mineral leases.

SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL SECURITIES

Some of the significant financial considerations relating to the New York Tax Exempt Fund's investments in New York Municipal Securities are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Securities that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

          STATE ECONOMY. New York State (the "State") is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

          In the calendar years 1987 through 1997, the State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover.

          State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

          The Annual Information Statement reflects estimates of receipts and disbursements as formulated in the State Financial Plan released on June 25, 1998, as updated on a quarterly basis. The third quarterly update ("Third Quarterly Update") was released on January 27, 1999 in connection with the 1999-2000 Executive Budget. There can be no assurance that the State economy will not experience worse-than-predicted results, with corresponding material and adverse effects on the State's projections of receipts and disbursements.

          STATE BUDGET. The State Constitution requires the governor (the "Governor") to submit to the State legislature (the "Legislature") a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous state financial plan.

          State law requires the Governor to propose a balanced budget each year. In recent years, the State has closed projected budget gaps of $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), and less than
$1 billion (1998-99). The State's 1998-99 fiscal year began on April 1, 1998 and ended on March 31, 1999. The Legislature adopted the debt service component of the State budget for the 1998-99 fiscal year on March 30, 1998 and the remainder of the budget on April 18, 1998. In the period prior to adoption of the budget for the 1998-99 fiscal year, the Legislature also enacted appropriations to permit the State to continue its operations and provide for other purposes.

          The 1998-99 State Financial Plan projected a closing balance in the General Fund of $1.42 billion comprised of a reserve of $761 million available for future needs, a balance of $400 million in the Tax Stabilization Reserve Fund ("TSRF"), a balance of $158 million in the Community Projects Fund ("CPF") and a balance of $100 million in the Contingency Reserve Fund ("CRF"). The TSRF can be used in the event of an unanticipated General Fund cash operating deficit, as provided under the State Constitution and State Finance Law. The CPF is used to finance various legislative and executive initiatives. The CRF provides resource to help finance any extraordinary litigation costs during the fiscal year.

          The Third Quarterly Update of the 1998-99 Financial Plan projected a year-end available cash surplus of $1.79 billion in the General Fund, an increase of $749 million over the surplus estimate in the Mid-Year Update. Strong growth in receipts as well as lower-than expected disbursements during the first nine months of the fiscal year account for the higher surplus estimate. As of February 9, 1999, this amount was projected to be reduced by the transfer of $1.04 billion to the tax refund reserve. The projected remaining closing balance of $799 million in the General Fund is comprised of $473 million in the TSRF, $226 million in the CPF, and $100 million in the CRF.

          The Governor presented his 1999-2000 Executive Budget to the Legislature on January 27, 1999. The 1999-2000 Financial Plan projects General Fund disbursements and transfers to other funds of $37.10 billion, an increase of $482 million over projected spending for the current year. Grants to local governments constitute approximately 67 percent of all General Fund spending, and include payments to local governments, non-profit providers and individuals. Disbursements in this category are projected to decrease $87 million (0.4 percent) to $24.81 billion in 1999-2000, in part due to a $175 million decline in proposed spending for legislative initiatives.

          The State is projected to close the 1999-2000 fiscal year with a General Fund balance of $2.36 billion. The balance is comprised of $1.79 billion in tax reduction reserves, $473 million in the TSRF and $100 million in the CFR. The entire $226 million balance in the Community Projects Fund is expected to be used in 1999-2000, with $80 million spent to pay for existing projects and the remaining balance of $146 million, against which there are currently no appropriations as a result of the Governor's 1998 vetoes, used to fund other expenditures in 1999-2000.

          The State currently projects spending to grow by $1.09 billion (2.9 percent) in 2000-01 and an additional $1.8 billion (4.7 percent) in 2001-02. General Fund spending increases at a higher rate in 2001-02 than in 2000-01, driven primarily by higher growth rates for Medicaid, welfare, Children and Families Services, and Mental Retardation, as well as the loss of federal money that offsets General Fund spending.

          Over the long-term, uncertainties with regard to the economy present the largest potential risk to future budget balance in New York State. For example, a downturn in the financial markets or the wider economy is possible, a risk that is heightened by the lengthy expansion currently underway. The securities industry is more important to the New York economy than the national economy, potentially amplifying the impact of an economic downturn. A large change in stock market performance during the forecast horizon could result in wage and unemployment levels that are significantly different from those embodied in the forecast. Merging and downsizing by firms, as a consequence of deregulation or continued foreign competition, may also have more significant adverse effects on employment than expected. Finally, a "forecast error" of one percentage point in the estimated growth of receipts could cumulatively raise or lower results by over $1 billion by 2002.

          Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The State Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economies. The DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable.
The projections assume no changes in federal tax law, which could substantially alter the current receipts forecast. In addition, these projections do not include funding for new collective bargaining agreements after the current contracts expire on April 1, 1999. Actual results, however, could differ materially and adversely from their projections, and those projections may be changed materially and adversely from time to time.

          DEBT LIMITS AND OUTSTANDING DEBT. There are a number of methods by which the State of New York may incur debt. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (I.E., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State.

          The State may undertake short-term borrowings without voter approval
(i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York's authorities and public benefit corporations ("Authorities"). Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

          The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State's obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments. The State has also entered into a contractual-obligation financing arrangement with the LGAC to restructure the way the State makes certain local aid payments.

          The proposed 1998-99 through 2003-04 Capital Program and Financing Plan was released with the Executive Budget on January 27, 1999. The recommended five-year Capital Program and Financing Plan reflects debt reduction initiatives that would reduce future State-supported debt issuances by significantly increasing the share of the Plan financed with pay-as-you-go resources. Compared to the last year of the July 1998 update to the Plan, outstanding State-supported debt would be reduced by $4.7 billion (from $41.9 billion to $37.2 billion).

          As described therein, efforts to reduce debt, unanticipated delays in the advancement of certain projects and revisions to estimated proceeds needs will modestly reduce projected borrowings in 1998-99. The State's 1998-99 borrowing plan now projects issuances of $331 million in general obligation bonds (including $154 million for purposes of redeeming outstanding BANs) and $154 million in general obligation commercial paper. The State has issued $179 million in Certificates of Participation to finance equipment purchases (including costs of issuance, reserve funds, and other costs) during the 1998-99 fiscal year. Of this amount, it is anticipated that approximately $83 million will be used to finance agency equipment acquisitions, and $96 million to address Statewide technology issues related to Year 2000 compliance. Approximately $228 million for information technology related to welfare reform, originally anticipated to be issued during the 1998-99 fiscal year, is now expected to be delayed until 1999-2000.

          Borrowings by public authorities pursuant to lease-purchase and contractual-obligation financings for capital programs of the State are projected to total approximately $2.85 billion, including costs of issuance, reserve funds, and other costs, net of anticipated refundings and other adjustments in 1998-99.

          On January 13, 1992, S&P reduced its ratings on the State's general obligation bonds from A to A- and, in addition, reduced its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State's general obligation bonds from A- to A and revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State's outstanding bonds.

          On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody's reconfirmed its A rating on the State's general obligation long-term indebtedness. On March 20, 1998, Moody's assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody's affirmed its A2 rating with a stable outlook to the State's general obligations.

          New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

          LITIGATION. Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State's Medicaid policies, including its rates, regulations and procedures; (3) action against New York State and New York City officials alleging inadequate shelter allowances to maintain proper housing; (4) challenges to regulations promulgated by the Superintendent of Insurance establishing certain excess medical malpractice premium rates; (5) challenges to the constitutionality of Public Health Law 2807-d, which imposes a gross receipts tax from certain patient care services;
(6) action seeking enforcement of certain sales and excise taxes and tobacco products and motor fuel sold to non-Indian consumers on Indian reservations;
(7) a challenge to the Governor's application of his constitutional line item veto authority; and (8) a challenge to the enactment of the CLEAN WATER/CLEAN AIR BOND ACT OF 1996.

          Several actions challenging the constitutionality of legislation enacted during the 1990 legislative session which changed actuarial funding methods for determining state and local contributions to state employee retirement systems have been decided against the State. As a result, the Comptroller developed a plan to restore the State's retirement systems to prior funding levels. Such funding is expected to exceed prior levels by $116 million in fiscal 1996-97, $193 million in fiscal 1997-98, peaking at $241 million in fiscal 1998-99. Beginning in fiscal 2001-02, State contributions required under the Comptroller's plan are projected to be less than that required under the prior funding method. As a result of the United States Supreme Court decision in the case of STATE OF DELAWARE V. STATE OF NEW YORK, on January 21, 1994, the State entered into a settlement agreement with various parties. Pursuant to all agreements executed in connection with the action, the State was required to make aggregate payments of $351.4 million. Annual payments to the various parties will continue through the State's 2002-03 fiscal year in amounts which will not exceed $48.4 million in any fiscal year subsequent to the State's 1994-95 fiscal year. Litigation challenging the constitutionality of the treatment of certain moneys held in a reserve fund was settled in June 1996 and certain amounts in a Supplemental Reserve Fund previously credited by the State against prior State and local pension contributions will be paid in 1998.

          The legal proceedings noted above involve State finances, State programs and miscellaneous cure rights, tort, real property and contract claims in which the State is a defendant and the monetary damages sought are substantial, generally in excess of $100 million. These proceedings could affect adversely the financial condition of the State in the 1998-99 fiscal year or thereafter. Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced financial plan. An adverse decision in any of these proceedings could exceed the amount of the reserve established in the State's financial plan for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced financial plan.

          Although other litigation is pending against New York State, except as described herein, no current litigation involves New York State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects New York State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

          AUTHORITIES. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

          Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

          In February 1997, the Job Development Authority ("JDA") issued approximately $85 million of State-guaranteed bonds to refinance certain of its outstanding bonds and notes in order to restructure and improve JDA's capital structure. Due to concerns regarding the economic viability of its programs, JDA's loan and loan guarantee activities had been suspended since the Governor took office in 1995. As a result of the structural imbalances in JDA's capital structure, and defaults in its loan portfolio and loan guarantee program incurred between 1991 and 1996, JDA would have experienced a debt service cash flow shortfall had it not completed its recent refinancing. JDA anticipates that it will transact additional refinancings in 1999, 2000 and 2003 to complete its long-term plan of finance and further alleviate cash flow imbalances which are likely to occur in future years. JDA recently resumed its lending activities under a revised set of lending programs and underwriting guidelines.

          NEW YORK CITY AND OTHER LOCALITIES. The fiscal health of the State may also be impacted by the fiscal health of its localities, particularly the City, which has required and continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets will be adopted by the April 1 statutory deadline or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

          In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

          On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City's general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds.

          Moody's ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody's upgraded approximately $28 billion of the City's general obligations from Baa1 to A3. On June 9, 1998, Moody's affirmed its A3 rating to the City's general obligations and stated that its outlook was stable.

          On March 8, 1999, Fitch IBCA upgraded New York City's $26 billion outstanding general obligation bonds from A- to A.

          New York City is heavily dependent on New York State and federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future federal and State assistance will enable the City to make up its budget deficits. To help alleviate the City's financial difficulties, the Legislature created the Municipal Assistance Corporation ("MAC") in 1975. Since its creation, MAC has provided, among other things, financing assistance to the City by refunding maturing City short-term debt and transferring to the City funds received from sales of MAC bonds and notes. MAC is authorized to issue bonds and notes payable from certain stock transfer tax revenues, from the City's portion of the State sales tax derived in the City and, subject to certain prior claims, from State per capita aid otherwise payable by the State to the City. Failure by the State to continue the imposition of such taxes, the reduction of the rate of such taxes to rates less than those in effect on July 2, 1975, failure by the State to pay such aid revenues and the reduction of such aid revenues below a specified level are included among the events of default in the resolutions authorizing MAC's long-term debt. The occurrence of an event of default may result in the acceleration of the maturity of all or a portion of MAC's debt.

MAC bonds and notes constitute general obligations of MAC and do not constitute an enforceable obligation or debt of either the State or the City.

          Since 1975, the City's financial condition has been subject to oversight and review by the New York State Financial Control Board (the "Control Board") and since 1978 the City's financial statements have been audited by independent accounting firms. To be eligible for guarantees and assistance, the City is required during a "control period" to submit annually for Control Board approval, and when a control period is not in effect for Control Board review, a financial plan for the next four fiscal years covering the City and certain agencies showing balanced budgets determined in accordance with GAAP. New York State also established the Office of the State Deputy Comptroller for New York City ("OSDC") to assist the Control Board in exercising its powers and responsibilities. On June 30, 1986, the City satisfied the statutory requirements for termination of the control period. This means that the Control Board's powers of approval are suspended, but the Board continues to have oversight responsibilities.

          On June 10, 1997, the City submitted to the Control Board the Financial Plan (the "1998-2001 Financial Plan") for the 1998 through 2001 fiscal years, relating to the City, the Board of Education ("BOE") and CUNY and reflected the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The 1998-2001 Financial Plan projected revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP.
The 1998-99 Financial Plan projects General Fund receipts (including transfers from other funds) of $36.22 billion, an increase of $1.02 billion over the estimated 1997-1998 level. Recurring growth in the State General Fund tax base is projected to be approximately six percent during 1998-99, after adjusting for tax law and administrative changes. This growth rate is lower than the rates for 1996-97 or 1997-98, but roughly equivalent to the rate for 1995-96.

          The 1998-99 forecast for user taxes and fees also reflects the impact of scheduled tax reductions that will lower receipts by $38 million, as well as the impact of two Executive Budget proposals that are projected to lower receipts by an additional $79 million. The first proposal would divert $30 million in motor vehicle registration fees from the General Fund to the Dedicated Highway and Bridge Trust Fund; the second would reduce fees for motor vehicle registrations, which would further lower receipts by $49 million. The underlying growth of receipts in this category is projected at 4 percent, after adjusting for these scheduled and recommended changes.

          In comparison to the current fiscal year, business tax receipts are projected to decline slightly in 1998-99, falling from $4.98 billion to $4.96 billion. The decline in this category is largely attributable to scheduled tax reductions. In total, collections for corporation and utility taxes and the petroleum business tax are projected to fall by $107 million from 1997-98. The decline in receipts in these categories is partially offset by growth in the corporation franchise, insurance and bank taxes, which are projected to grow by $88 million over the current fiscal year.

          The Financial Plan is projected to show a GAAP-basis surplus of $131 million for 1997-98 and a GAAP-basis deficit of $1.3 billion for 1998-99 in the General Fund, primarily as a result of the use of the 1997-98 cash surplus. In 1998-99, the General Fund GAAP Financial

Plan shows total revenues of $34.68 billion, total expenditures of $35.94 billion, and net other financing sources and uses of $42 million.

          Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the 1999 fiscal year, there can be no assurance that the gap-closing actions proposed in the 1998-2001 Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City's economic base.

          The projections set forth in the 1998-2001 Financial Plan were based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the 1998-2001 Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the Health and Hospitals Corporation and the BOE to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and federal aid and mandate relief and the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

          Implementation of the 1998-2001 Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $5.7 billion of general obligation bonds and $5.7 billion of bonds to be issued by the proposed New York City Transitional Finance Authority (the "Finance Authority") to finance City capital projects. The Finance Authority, was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. Despite this additional financing mechanism, the City currently projects that, if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. Indebtedness subject to the constitutional debt limit includes liability on capital contracts that are expected to be funded with general obligation bonds. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. If such legislation were voided, projected contracts for the City capital projects would exceed the City's debt limit during fiscal year 1997-98. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

          The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City's financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

          The City since 1981 has fully satisfied its seasonal financing needs in the public credit markets, repaying all short-term obligations within their fiscal year of issuance. Although the City's 1998 fiscal year financial plan projected $2.4 billion of seasonal financing, the City expected to undertake only approximately $1.4 billion of seasonal financing. The City issued $2.4 billion of short-term obligations in fiscal year 1997. Seasonal financing requirements for the 1996 fiscal year increased to $2.4 billion from $2.2 billion and $1.75 billion in the 1995 and 1994 fiscal years, respectively. Seasonal financing requirements were $1.4 billion in the 1993 fiscal year. The delay in the adoption of the State's budget in certain past fiscal years has required the City to issue short-term notes in amounts exceeding those expected early in such fiscal years.

          Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State's projections of its receipts and disbursements for the 1997-98 fiscal year.

          Fiscal difficulties experienced by the City of Yonkers ("Yonkers") resulted in the re-establishment of the Financial Control Board for the City of Yonkers (the "Yonkers Board") by New York State in 1984. The Yonkers Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in increased State expenditures for extraordinary local assistance.

          On June 30, 1998, the City of Yonkers satisfied the statutory conditions for ending the supervision of its finances by a State-ordered control board. Pursuant to State law, the control board's powers over City finances lapsed six months after the satisfaction of these conditions, on December 31, 1998.

          Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the city of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding. Troy MAC has issued bonds to effect a restructuring of the City of Troy's obligations.

          The 1998-99 budget includes $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from a cash flow acceleration of State aid.

          Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

          From time to time, federal expenditure reductions could reduce, or in some cases eliminate, federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing the State assistance in the future.

          YEAR 2000 COMPLIANCE. The State is currently addressing Year 2000 ("Y2K") data processing compliance issues. Since its inception, the computer industry has used a two-digit date convention to represent the year. In the year 2000, the date field will contain "00" and, as a result, many computer systems and equipment may not be able to process dates properly or may fail since they may not be able to distinguish between the years 1900 and 2000. The Year 2000 issue not only affects computer programs, but also the hardware, software and networks they operate on. In addition, any system or equipment that is dependent on an embedded chip, such as telecommunication equipment and security systems, may also be adversely affected.

          The Office for Technology is monitoring compliance progress for the State's mission-critical and high-priority systems and is reporting compliance progress to the Governor's office on a quarterly basis. As of December 1998, the State had completed 93 percent of overall compliance effort for its mission-critical systems; 18 systems are now Year 2000 compliant and the remaining systems are on schedule to be compliant by the first quarter of 1999. As of December 1998, the State has completed 70 percent of overall compliance effort on the high-priority systems; 168 systems are now Year 2000 compliant and the remaining systems are on schedule to be compliant by the second quarter of 1999. Compliance testing is expected to be completed by the end of calendar 1999.

          While New York State is taking what it believes to be appropriate action to address Year 2000 compliance, there can be no guarantee that all of the State's systems and equipment will be Year 2000 compliant and that there will not be an adverse impact upon State operations or finances as a result. Since Year 2000 compliance by outside parties is beyond the State's control to remediate, the failure of outside parties to achieve Year 2000 compliance could have an adverse impact on State operations or finances as well.

INVESTMENT LIMITATIONS

          The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstanding shares of such Company or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to the Funds may be changed by the Companies' Boards of Directors without shareholder approval.

          No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Taxable Funds might be deemed to be underwriters upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities; and except to the extent that purchase by the Tax-Exempt Money Fund of Municipal Securities or other securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting; and except to the extent that purchase by the New York Tax-Exempt Money Fund of securities directly from the issuer thereof in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting;

          2. Purchase or sell real estate, except that each Taxable Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate; and except that the Tax-Exempt Money Fund may invest in Municipal Securities secured by real estate or interests therein; and except that the New York Tax-Exempt Money Fund may invest in securities secured by real estate or interests therein;

          3. Purchase or sell commodities or commodity contracts, or invest in oil, gas, or other mineral exploration or development programs; and

          4. Issue any senior securities, except insofar as any borrowing in accordance with a Fund's investment limitations might be considered to be the issuance of a senior security.

          Each of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds may not:

          5. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule;

          6. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          7. Purchase securities on margin, make short sales of securities, or maintain a short position; and

          8. Invest in or sell puts, calls, straddles, spreads, or any combination thereof.

          Each of the Money, Government Money and Treasury Money Funds may not:

          9. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and the Money Fund and the Government Money Fund may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) the Money Fund and the Government Money Fund may lend portfolio securities in an amount not exceeding 30% of their total assets;

          10. Invest in bank obligations having remaining maturities in excess of one year, except that securities subject to repurchase agreements may bear longer maturities;

          11. Invest in companies for the purpose of exercising management or control;

          12. Invest more than 5% of a Fund's total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years;

          13. Purchase foreign securities; except the Money Fund may purchase certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks and foreign branches of U.S. banks in an amount not to exceed 20% of its total net assets;

          14. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

          15. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks, if immediately after such purchase (i) more than 5% of the value of a Fund's total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank; or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks;

          16. Purchase any securities which would cause more than 25% of the value of a Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          17. Knowingly invest more than 10% of the value of a Fund's total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available.

          The Tax-Exempt Money Fund may not:

          18. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          19. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation;

          20. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations;

          21. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions; and

          22. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that the Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The New York Tax-Exempt Money Fund may not:

          23. Make loans, except that the Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations;

          24. Invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, except during defensive periods or periods of unusual market conditions;

          25. Borrow money or mortgage, pledge, or hypothecate its assets except to the extent permitted under the 1940 Act; and

          26. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such securities.

          The Treasury Money Fund may not:

          27. Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. government and securities issued by investment companies that invest in such obligations.

          In addition, the New York Tax-Exempt Money Fund is subject to the following non-fundamental limitations, which may be changed without shareholder approval. The New York Tax-Exempt Money Fund may not:

          28. Purchase securities on margin, make short sales of securities, or maintain a short position, except that the Fund may obtain short-term credit as may be necessary for the clearance of portfolio transactions;

          29. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act;

          30. Invest in companies for the purpose of exercising management or control; and

          31.  Invest more than 10% of its net assets in illiquid securities.

                               *          *          *

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

          In Investment Limitation No. 5 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts.

          Notwithstanding Investment Limitations Nos. 17 and 20 above, the Companies intend to limit the Funds' investments in illiquid securities to 10% of each Fund's net (rather than total) assets.

          Notwithstanding the proviso in Investment Limitation No. 21, to the extent that the Tax-Exempt Money Fund has invested more than 20% of the value of its assets in taxable securities on a temporary defensive basis, the industry diversification limitation in Investment Limitation No. 21 shall apply to taxable securities issued or guaranteed by any state, territory, or possession of the U.S. government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions.

          In order to obtain a rating from a rating organization, a Fund will comply with special investment limitations.


                            NET ASSET VALUE AND NET INCOME

          The Companies use the amortized cost method of valuation to value Shares in the Funds. Pursuant to this method, a security is valued at its cost initially, and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund involved would receive if it sold the security. The market value of portfolio securities held by the Funds can be expected to vary inversely with changes in prevailing interest rates.

          The Funds invest only in high-quality instruments and maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a constant net asset value per Share. The Funds will not purchase any security deemed to have a remaining maturity of more than 13 months within the meaning of the 1940 Act or maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Companies' Boards of Directors have established procedures that are intended to stabilize the net asset value per Share of each Fund for purposes of sales and redemptions at $1.00. These procedures include the determination, at such intervals as the Boards deem appropriate, of the extent, if any, to which the net asset value per Share of a Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Boards of Directors will promptly consider what action, if any, should be initiated.
If the Boards of Directors believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take appropriate steps to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming Shares in kind; reducing the number of the Fund's outstanding Shares without monetary consideration; or utilizing a net asset value per Share determined by using available market quotations.

          Net income of each of the Funds for dividend purposes consists of (i) interest accrued and discount earned on a Fund's assets, less (ii) amortization of market premium on such assets, accrued expenses directly attributable to the Fund, and the general expenses or the expenses common to more than one portfolio of a Company (e.g., administrative, legal, accounting, and directors' fees) prorated to each portfolio of the Company on the basis of their relative net assets.


                    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Companies' sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

          The net asset value of each of the Money, Government Money and Treasury Money Funds is determined and the Shares of each such Fund are priced for purchases and redemptions as of 1:00 p.m. (Eastern time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time). The net asset value of each of the Tax-Exempt Money and New York Tax-Exempt Money Funds is determined and the Shares of each such Fund are priced for purchases and redemptions as of 12:00 p.m. (Eastern time) and the close of regular trading hours on the Exchange. Net asset value and pricing for each Fund are determined on each day the Exchange and the Adviser are open for trading (a "Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

          As described below, Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors or to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Companies have authorized certain brokers to accept on their behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Companies. A Company will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.

PURCHASE OF SHARES

          Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase request is received in good order by the Companies' sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

          Institutional Shares may be purchased directly only by financial institutions ("Institutional Investors"). Retail Shares may be purchased directly by individuals ("Direct Investors") or by Institutional Investors (collectively with Direct Investors, "Investors"). Retail Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Companies.

          A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder

Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

          Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with procedures described in the Prospectus.

          Investors may purchase Shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc., with respect to the Tax-Exempt Funds), to:

          Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with federal funds or funds immediately available to CGFSC.

          Investors may also purchase Shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
            (including account number)

          Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

          Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers in Retail Shares is $500 per Fund. The minimum subsequent investment in Retail Shares for both types of investors is $50 per Fund. There is no minimum initial or subsequent investment for an Institutional Investor investing in Institutional Shares of a Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. The Companies reserve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund Shares.

REDEMPTION PROCEDURES

          A request for the redemption of Shares will receive the net asset value per share next computed after the request is received in good order by the Companies' sub-transfer agent or an authorized broker or designated intermediary.

          Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Companies, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

          Shares may be redeemed by an Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

          CGFSC may require additional supporting documents for redemptions. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for Retail Shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Payment for Institutional Shares redeemed will normally be sent the next Business Day after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

     Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

          In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, an Investor must send a written request to a Company c/o CGFSC, at the address listed above. Such requests must be signed by the Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

          CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Companies, CGFSC or the Distributor. The Companies, CGFSC and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Companies will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

          If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. Investors who anticipate the need for more immediate access to their investment should purchase Shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Investor's account.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

          Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Retail Shares, without charge, by check drawn on the Direct Investor's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Retail Shares to be redeemed until the check clears at The Chase Manhattan Bank.

          Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Retail Shares by check must indicate this in the Application for purchase of Retail Shares and must submit a signature card with signatures guaranteed with such Application. The signature card is included in the Application for the purchase of Retail Shares contained in the Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under and must be accompanied by a signature card with signatures guaranteed.

          Stop payment instructions with respect to checks may be given to the Companies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

OTHER REDEMPTION INFORMATION

          Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

          The Companies may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          The Companies reserve the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Companies and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Each Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its Shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Companies may, in their discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

                                  INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN

          An Investor who owns Retail Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Retail Shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional Retail Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Retail Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Retail Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

          Investors and Customers of Shareholder Organizations may exchange Retail Shares having a value of at least $500 for Shares of any other portfolio of the Companies or for Shares of Excelsior Institutional Trust. Institutional Shares may be exchanged for Institutional Shares of any portfolio of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of Shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

RETIREMENT PLANS

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

          IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

          Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

          Keogh Plans for self-employed individuals.

          Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

          The Automatic Investment Program permits Investors to purchase Retail Shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Retail Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and Retail Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

ADDITIONAL INFORMATION

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                             DESCRIPTION OF CAPITAL STOCK

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $0.001 par value per share; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of common stock, $0.001 par value per share. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

          Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectus, Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full Share held, and fractional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of a Company's aggregate outstanding Shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding Shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding Shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding Shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of a Company's Common Stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Company's Charter, each Company may take or authorize such action upon the favorable vote of the holders of more than 50% of its outstanding common stock voting without regard to class.

          Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

                               MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

          The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                        Position with the
                                        -----------------             Principal Occupation During Past
Name and Address                        Companies                      5 Years and Other Affiliations
----------------                        ---------                      ------------------------------
Frederick S. Wonham (1)                 Chairman of the Board,        Retired; Director of the Companies (since 1995); Trustee of
238 June Road                           President and Treasurer       Excelsior Funds and Excelsior Institutional Trust (since
Stamford, CT  06903                                                   1995); Vice Chairman of U.S. Trust Corporation and U.S. Trust
Age:  67                                                              New York (from February 1990 until September 1995); and
                                                                      Chairman, U.S. Trust Company (from March 1993 to May 1997).

Donald L. Campbell                      Director                      Retired; Director of the Companies (since 1984); Director of
333 East 69th Street                                                  UST Master Variable Series, Inc. (from 1994 to June 1997);
Apt. 10-H                                                             Trustee of Excelsior Institutional Trust (since 1995); and
New York, NY 10021                                                    Director, Royal Life Insurance Co. of New York (since 1991).
Age:  72

Rodman L. Drake                         Director                      Director of the Companies (since 1996); Trustee of Excelsior
Continuation Investments Group, Inc.                                  Institutional Trust and Excelsior Funds (since 1994);
1251 Avenue of the Americas                                           Director, Parsons Brinkerhoff Energy Services Inc. (since
9th Floor                                                             1996); Director, Parsons Brinkerhoff, Inc. (engineering firm)
New York, NY  10020                                                   (since 1995); President, Continuation Investments Group,
Age:  55                                                              Inc. (since 1997); President, Mandrake Group (investment and consulting firm) (1994-1997); Director, Hyperion Total Return
                                                                      Fund, Inc. and four other funds for which Hyperion Capital
                                                                      Management, Inc. serves as investment adviser (since 1991);
                                                                      Co-Chairman, KMR Power Corporation (power plants) (from 1993 to 1996); Director, The Latin America Smaller Companies
                                                                      Fund, Inc. (since 1993); Member of Advisory Board, Argentina
                                                                      Private Equity Fund L.P. (from 1992 to 1996) and Garantia L.P.
                                                                      (Brazil) (from 1993 to 1996); and Director, Mueller
                                                                      Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan                         Director                      Retired; Director of the Companies (since 1984); Director of
913 Franklin Lake Road                                                UST Master Variable Series, Inc. (from 1994 to June 1997); and
Franklin Lakes, NJ  07417                                             Trustee of Excelsior Institutional Trust (since 1995).
Age:  73

--------------------
(1). This director is considered to be an "interested person" of the Companies as defined in the 1940 Act.

                                        Position with the
                                        -----------------             Principal Occupation During Past
Name and Address                        Companies                      5 Years and Other Affiliations
----------------                        ---------                      ------------------------------
Wolfe J. Frankl                         Director                      Retired; Director of the Companies (since 1986); Director of
2320 Cumberland Road                                                  UST Master Variable Series, Inc. (from 1994 to June 1997);
Charlottesville, VA  22901                                            Trustee of Excelsior Institutional Trust (since 1995);
Age:  77                                                              Director, Deutsche Bank Financial, Inc. (since 1989);
                                                                      Director, The Harbus Corporation (since 1951); and Trustee,
                                                                      HSBC Funds Trust and HSBC Mutual Funds Trust (since 1988).

W. Wallace McDowell, Jr.                Director                      Director of the Companies (since 1996); Trustee of Excelsior
c/o Prospect Capital Corp.                                            Institutional Trust and Excelsior Funds (since 1994); Private
43 Arch Street                                                        Investor (since 1994); Managing Director, Morgan Lewis Githens
Greenwich, CT  06830                                                  & Ahn (from 1991 to 1994); and Director, U.S. Homecare
Age:  61                                                              Corporation (since 1992), Grossmans, Inc. (from 1993 to
                                                                      1996), Children's Discovery Centers (since 1984), ITI
                                                                      Technologies, Inc. (since 1992) and Jack Morton Productions
                                                                      (since 1987).

Jonathan Piel                           Director                      Director of the Companies (since 1996); Trustee of Excelsior
558 E. 87th Street                                                    Institutional Trust and Excelsior Funds (since 1994); Vice
New York, NY  10128                                                   President and Editor, Scientific American, Inc. (from 1986 to
Age:  59                                                              1994); Director, Group for The South Fork, Bridgehampton, New
                                                                      York (since 1993); and Member, Advisory Committee, Knight
                                                                      Journalism Fellowships, Massachusetts Institute of
                                                                      Technology (since 1984).

Robert A. Robinson                      Director                      Director of the Companies (since 1987); Director of UST Master
Church Pension Fund                                                   Variable Series, Inc. (from 1994 to June 1997); Trustee of
800 Second Avenue                                                     Excelsior Institutional Trust (since 1995); President
New York, NY  10017                                                   Emeritus, The Church Pension Fund and its affiliated companies
Age:  72                                                              (since 1966); Trustee, H.B. and F.H. Bugher Foundation and
                                                                      Director of its wholly owned subsidiaries -- Rosiclear Lead and Flourspar Mining Co. and The Pigmy Corporation (since
                                                                      1984); Director, Morehouse Publishing Co. (1974-1998);
                                                                      Trustee, HSBC Funds Trust and HSBC Mutual Funds Trust (since
                                                                      1982); and Director, Infinity Funds, Inc. (since 1995).

Alfred C. Tannachion (1)                Director                      Retired; Director of the Companies (since 1985); Chairman of
6549 Pine Meadows Drive                                               the Board of Excelsior Fund and Excelsior Tax-Exempt Fund
Spring Hill, FL  34606                                                (1991-1997) and Excelsior Institutional Trust (1996-1997);
Age:  72                                                              President and Treasurer of Excelsior Fund and Excelsior
                                                                      Tax-Exempt Fund (1994-1997) and Excelsior Institutional Trust
                                                                      (1996-1997); Chairman of the Board, President and Treasurer of
                                                                      UST Master

--------------------
(1). This director is considered to be an "interested person" of the Companies as defined in the 1940 Act.

                                        Position with the
                                        -----------------             Principal Occupation During Past
Name and Address                        Companies                      5 Years and Other Affiliations
----------------                        ---------                      ------------------------------
                                                                      Variable Series, Inc. (1994-1997); and Trustee of Excelsior
                                                                      Institutional Trust (since 1995).

W. Bruce McConnel, III                  Secretary                     Partner of the law firm of Drinker Biddle & Reath LLP.
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:  55

Michael P. Malloy                       Assistant Secretary           Partner of the law firm of Drinker Biddle & Reath LLP.
Philadelphia National Bank Building
1345 Chestnut Street
Philadelphia, PA 19107
Age:  40

Edward Wang                             Assistant Secretary           Manager of Blue Sky Compliance, Chase Global Funds Services
Chase Global Funds Services Company                                   Company (November 1996 to present); and Officer and Manager of
73 Tremont Street                                                     Financial Reporting, Investors Bank & Trust Company (January
Boston, MA  02108-3913                                                1991 to November 1996).
Age:  37

John M. Corcoran                        Assistant Treasurer           Vice President, Director of Fund Administration, Chase Global
Chase Global Funds Services Company                                   Funds Services Company (since April 1998); Vice President,
73 Tremont Street                                                     Senior Manager of Fund Administration, Chase Global Funds
Boston, MA  02108-3913                                                Services Company (from July 1996 to April 1998); Second Vice
Age:  33                                                              President, Manager of Fund Administration, Chase Global Funds
                                                                      Services Company (from October 1993 to July 1996); and Audit
                                                                      Manager, Ernst & Young LLP (from August 1987 to September
                                                                      1993).


          Each director receives an annual fee of $9,000 with respect to each Company plus a per - Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum with respect to each Company for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Companies. The employees of CGFSC do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Companies. As of ________, 1999, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

     The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.

                                                                      Pension or
                                                                      Retirement           Total Compensation
                                               Aggregate           Benefits Accrued        from the Companies
Name of                                   Compensation from            as Part of           and Fund Complex*
Person/Position                             the Companies            Fund Expenses           Paid to Directors
---------------                             -------------            --------------         -----------------
Donald L. Campbell
Director                                      $_______                   None                 $_______(3)**

Rodman L. Drake
Director                                      $_______                   None                 $_______(4)**

Joseph H. Dugan
Director                                      $_______                   None                 $_______(3)**

Wolfe J. Frankl
Director                                      $_______                   None                 $_______(3)**

W. Wallace McDowell, Jr.
Director                                      $_______                   None                 $_______(4)**

Jonathan Piel
Director                                      $_______                   None                 $_______(4)**

Robert A. Robinson
Director                                      $_______                   None                 $_______(3)**

Alfred C. Tannachion
Director                                      $_______                   None                 $_______(3)**

Frederick S. Wonham
Chairman of the Board,
President and Treasurer                       $_______                   None                 $_______(4)**


--------------------
* The "Fund Complex" consists of the Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.
** Number of investment companies in the Fund Complex for which director served as director or trustee.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

          U. S. Trust New York and U.S. Trust Company (collectively with
U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectus. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds pursuant to advisory agreements substantially similar to the Investment Advisory Agreements currently in effect for the Funds.

          For the services provided and expenses assumed pursuant to its Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each of the Money, Government Money and Tax-Exempt Money Funds; 0.30% of the Treasury Money Fund's average daily net assets; and 0.50% of the New York Tax-Exempt Money Fund's average daily net assets.

          From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.

          For the fiscal year or period ended March 31, 1999, Excelsior Fund paid U.S. Trust advisory fees of $_____, $_____ and $_____ with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust advisory fees of $_____ and $_____ with respect to the Tax-Exempt Money and New York Tax-Exempt Money Funds, respectively. For the fiscal year or period ended March 31, 1999, U.S. Trust waived advisory fees totaling $_____, $_____, $_____, $_____ and $_____ with respect to the Money, Government Money, Treasury Money, Tax-Exempt Money and New York Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1998, Excelsior Fund paid
U.S. Trust advisory fees of $1,036,066, $1,216,265 and $1,108,480 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust advisory fees of $2,325,765 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1998, U.S. Trust waived advisory fees totaling $231,368, $168,737, $82,614 and $627,413 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid
U.S. Trust New York advisory fees of $810,101, $1,136,936 and $828,277 with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid U.S. Trust advisory fees of New York $1,891,333 with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York waived advisory fees totaling $215,132, $183,979, $79,008 and $502,764 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

          The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreements to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          CGFSC, Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Company (collectively, the "Administrators") serve as the Companies' administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt-interest dividends," and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Money, Government Money, Treasury Money and Tax-Exempt Money Funds' administrators pursuant to administration agreements substantially similar to the Administration Agreements currently in effect for the Funds.

          The Administrators also provide administrative services to the other investment portfolios of the Companies and to all of the investment portfolios of Excelsior Institutional Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Companies and Excelsior Institutional Trust (except for the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                    COMBINED AGGREGATE AVERAGE DAILY NET ASSETS
                  OF EXCELSIOR FUND, EXCELSIOR TAX-EXEMPT FUND AND
                      EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING
                   THE INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                         AND EXCELSIOR INSTITUTIONAL TRUST)

                                                               ANNUAL FEE
                                                               ----------
First $200 million . . . . . . . . . . . . . . . . . . . . .     0.200%
Next $200 million. . . . . . . . . . . . . . . . . . . . . .     0.175%
Over $400 million. . . . . . . . . . . . . . . . . . . . . .     0.150%



          Administration fees payable to the Administrators by each portfolio of the Companies and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

          For the fiscal year or period ended March 31, 1999, Excelsior Fund paid the Administrators $_____, $_____ and $_____ in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid the Administrators $_____ and $_____ in the aggregate with respect to the Tax-Exempt Money and New York Tax-Exempt Money Funds, respectively. For the fiscal year or period ended March 31, 1999, the Administrators waived fees totaling $_____ and $_____ with respect to the _____ and _____ Funds, respectively.

          For the fiscal year ended March 31, 1998, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust $775,667, $847,526 and $607,458 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust $1,807,345 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1998, CGFSC, Federated Administrative Services and U.S. Trust waived fees totaling $3 and $96 with respect to the Money and Government Money Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $630,623, $811,988 and $464,931 in the aggregate with respect to the Money, Government Money and Treasury Money Funds, respectively. For the same period, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $1,472,582 in the aggregate with respect to the Tax-Exempt Money Fund. For the fiscal year ended March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $8 and $256 with respect to the Money and Government Money Funds, respectively.

BANKING LAWS

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

          Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

          The Companies have entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to Customers; and (g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940

Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1999, 1998 and 1997, payments to Shareholder Organizations totaled $_____, $231,371 and $215,140; $_____, $168,833 and $184,235; $_____, $82,614 and $79,008; and $_____, $627,413 and
$502,764 with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. Of these respective amounts, $_____, $231,347 and $215,090; $_____, $168,139 and $182,579; $_____, $82,614 and
$79,008; and $_____, $627,412 and $502,764 were paid to affiliates of U.S. Trust with respect to the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. For the fiscal period ended March 31, 1999, payments to Shareholder Organizations totaled $_____ with respect to the New York Tax-Exempt Money Fund. Of this amount, $_____ was paid to affiliates of U.S. Trust with respect to the New York Tax-Exempt Money Fund.

EXPENSES

          Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualifications fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent, and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing services; costs of shareholder reports and shareholder meetings; and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase of portfolio securities.

CUSTODIAN AND TRANSFER AGENT

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of the Chase Manhattan Corporation, serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem Shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for its meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreement, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services.
U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                                PORTFOLIO TRANSACTIONS

          Subject to the general control of the Companies' Boards of Directors, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of each of the Funds.

          The Funds do not intend to seek profits from short-term trading. Their annual portfolio turnover will be relatively high, but brokerage commissions are not normally paid on money market instruments, and portfolio turnover is not expected to have a material effect on the net income of the Funds.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. With respect to over-the-counter transactions, the Funds, where possible, will deal directly with the dealers who make a market in the securities involved, except in those circumstances where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1998, none of the Funds held any securities of Excelsior Fund's or Excelsior Tax-Exempt Fund's regular brokers or dealers or their parents.


                                 INDEPENDENT AUDITORS

          ____________________, independent auditors,         [address]        ,
serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectus and the financial statements for the period ended ___________________ incorporated by reference in this Statement of Additional Information have been audited by _________________ for the periods included in their reports thereon which appear therein.

                                       COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, and Mr. Malloy, Assistant Secretary of the Companies, are partners), Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107, is counsel to the Companies, and will pass upon the legality of the Shares offered by the Prospectus.


                       ADDITIONAL INFORMATION CONCERNING TAXES

GENERALLY

          The following supplements the tax information contained in the Prospectus.

          Each Fund is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. If, for any reason, a Fund does not qualify for a taxable year for the special Federal tax treatment afforded regulated investment companies, such Fund would be subject to Federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on Municipal Securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least 90% of its investment company taxable income for each taxable year. In general, a Fund's investment company taxable income will be its income (including dividends and interest), subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) Because all of each Fund's net investment income is expected to be derived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

TAX-EXEMPT FUNDS

          Each Tax-Exempt Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company taxable income, if any. Dividends derived from exempt-interest income ("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under
Section 103(a) of the Code, unless, under the circumstances applicable to the particular shareholder, exclusion would be disallowed.

          If a Tax-Exempt Fund should hold certain "private activity bonds" issued after August 7, 1986, the portion of dividends paid by the Fund which is attributable to interest on such bonds must be included in a shareholder's Federal alternative minimum taxable income, as an item of tax preference, for the purpose of determining liability (if any) for the 26% to 28% alternative minimum tax for individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for Federal alternative minimum tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

          Dividends payable by a Tax-Exempt Fund which are derived from taxable income or from long-term or short-term capital gains, if any, will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional shares. If a shareholder holds shares of a Tax-Exempt Fund for six months or less and during that time receives an exempt-interest dividend on those shares, any loss recognized on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividend.

          Each Tax-Exempt Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be appropriate investments for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders.

          In order for the Tax-Exempt Funds to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of a Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, the Tax-Exempt Funds will notify their shareholders of the portion of the dividends paid by such Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by the Tax-Exempt Funds cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by the Tax-Exempt Funds during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax-Exempt Funds for such year.

          Interest on indebtedness incurred by a shareholder to purchase or carry the Tax-Exempt Funds' shares generally is not deductible for Federal income tax purposes.

          The Tax-Exempt Funds intend to distribute to their shareholders any investment company taxable income earned by such Fund for each taxable year. In general, the Tax-Exempt Funds' investment company taxable income will be its taxable income (including taxable interest and short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. Such distributions will be taxable to the shareholders as ordinary income (whether paid in cash or additional Shares).

NEW YORK TAX-EXEMPT MONEY FUND

          Exempt-interest dividends (as defined for federal income tax purposes) derived from interest on New York Municipal Securities (as defined above) will be exempt from New York State and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable Federal, New York State and New York City income taxes. To the extent that Investors are subject to state and local taxes outside of New York State and New York City, distributions by the New York Tax-Exempt Money Fund may be taxable income for purposes thereof. Dividends and distributions derived from income (including capital gains on all New York Municipal Securities) other than interest on the New York Municipal Securities described above are not exempt from New York State and New York City taxes.

          Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the New York Tax-Exempt Money Fund generally is not deductible for federal, New York State or New York City personal income tax purposes.

STATE AND LOCAL

          The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states -- by statute, judicial decision or administrative action -- have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attributable to interest on obligations of the U.S. Treasury and certain U.S. Government agencies and instrumentalities (including those authorized for purchase by the Fund) are the functional equivalent of interest from such obligations and are, therefore, exempt from state and local income taxes. As a result, substantially all dividends paid by the Treasury Money Fund to shareholders residing in those states will be exempt or excluded from state income tax.

          Nevertheless in some jurisdictions, exempt-interest dividends and other distributions paid by the Tax-Exempt Money Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

          The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. The above discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations and the application of state and local taxes. Shareholders will be advised annually as to the Federal, New York State and New York City personal income tax consequences of distributions made each year.

                               *          *          *

                                  YIELD INFORMATION

          Each Fund may advertise its seven-day yield which refers to the income generated over a particular seven-day period identified in the advertisement by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also advertise their "effective yields" which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed reinvestment.

          Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

          The standardized annualized seven-day yields for the Shares of the Funds are computed separately by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Fund involved, having a balance of one Share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each of the Funds includes the value of additional Shares purchased with dividends from the original Share and dividends declared on both the original Share and any such additional Shares, net of all fees that are charged to all Shareholder accounts and to the particular series of Shares in proportion to the length of the base period, other than nonrecurring account or any sales charges. For any account fees that vary with the size of the account, the amount of fees charged is computed with respect to the Fund's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. In addition, each Fund may use effective compound yield quotations for its Shares computed by adding 1 to the unannualized base period return (calculated as described above), raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results.

          From time to time, in advertisements, sales literature or in reports to shareholders, the yields of each Money Market Fund's Shares may be quoted and compared to those of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the yield of such a Fund's Shares may be compared to the Donoghue's Money Fund average, which is an average compiled by Donoghue's MONEY FUND REPORT of Holliston, MA 01746, a widely recognized independent publication that monitors the performance of money market funds, or to the data prepared by Lipper Analytical Services, Inc., a widely recognized independent service that monitors the performance of mutual funds. The yields of the Taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas. Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and techniques that, together with market conditions and events, materially affected each Fund's performance.

          Yield data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

          The current yields for the Funds' Shares may be obtained by calling
(800) 446-1012. For the seven-day period ended March 31, 1999, the annualized yields for Retail Shares of the Money Fund, Government Money Fund, Treasury Money Fund, Tax-Exempt Money Fund and New York Tax-Exempt Money Fund were ____%, ____%, ____%, ____% and ____%, respectively, and the effective yields for Retail Shares of such respective Funds were ____%, ____%, ____%, ____% and ____%.

          The "tax-equivalent" yield of the Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and (b) adding that figure to that portion, if any of the yield that is not exempt from federal income tax. Tax-equivalent yields assume the payment of federal income taxes at a rate of 31%.

          The "tax-equivalent" yield of the New York Tax-Exempt Money Fund is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from both federal and New York State income taxes by one minus a stated combined federal and New York State income tax rate; (b) dividing the portion of the yield (calculated as above) that is exempt from federal income tax only by one minus a stated federal income tax rate; and (c) adding the figures resulting from (a) and (b) above to that portion, if any, of the yield that is not exempt from federal income tax. Tax-equivalent yields assume a marginal federal income tax rate of 28%, a New York State and New York City marginal income tax rate of 10.25% and an overall tax rate taking into account the federal tax deduction for state and local taxes paid of 35.38%.

          Based on the foregoing calculation, the annualized tax-equivalent yield of the Retail Shares of the Tax-Exempt Money Fund and the New York Tax-Exempt Money Fund for the seven-day period ended March 31, 1998 were _____% and _____%.


                                    MISCELLANEOUS

          As used herein, "assets belonging to a Fund" means the consideration received upon the issuance of Shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company. In determining the net asset value of a Fund's Shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the

Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets with respect to a particular Fund, are conclusive.

          As of ______________, 1999, U.S. Trust and its affiliates held of record substantially all of the Companies' outstanding Shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such Shares.

          As of May 19, 1999, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that owned beneficially or of record 5% or more of the outstanding Shares of a Fund were as follows: Excelsior Funds, Inc.: GOVERNMENT MONEY FUND: Illinois Power & Fuel, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 8.29%; and The Healy LTD Partnership, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.77%; Excelsior Tax-Exempt Funds, Inc.: NEW YORK TAX-EXEMPT MONEY FUND:
Christopher H. Browne, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 6.87%.

                                 FINANCIAL STATEMENTS

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended ___________________ (the "_______ Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the ________ Annual Reports are incorporated by reference herein. The financial statements included in the _________ Annual Reports for the Funds have been audited by the Companies' independent auditors, ______________, whose reports thereon also appear in the _________ Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ________ Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                      APPENDIX A


COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.


          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic ranking category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality and lack of margins of protection.


          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                EXCELSIOR FUNDS, INC.

                        Short-Term Government Securities Fund
                        Intermediate-Term Managed Income Fund
                                 Managed Income Fund


                           EXCELSIOR TAX-EXEMPT FUNDS, INC.

                        Short-Term Tax-Exempt Securities Fund
                          Intermediate-Term Tax-Exempt Fund
                              Long-Term Tax-Exempt Fund


                         STATEMENT OF ADDITIONAL INFORMATION



                                    August 1, 1999





     This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds of Excelsior Funds, Inc. and the Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds of Excelsior Tax-Exempt Funds, Inc. (individually, a "Fund" and collectively, the "Funds") dated August 1, 1999 (the "Prospectuses"). Copies of the Prospectuses may be obtained by writing Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012. Capitalized terms not otherwise defined have the same meaning as in the Prospectus.

     The audited financial statements and related reports of ___________________, independent auditors, contained in the annual reports to the Funds' shareholders for the fiscal year ended _______________ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual reports are incorporated herein by reference. Copies of the annual reports may be obtained upon request and without charge by calling (800) 446-1012.

                               TABLE OF CONTENTS
                                                                            Page
                                                                            ----
CLASSIFICATION AND HISTORY . . . . . . . . . . . . . . . . . . . . . . . . . 1
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS . . . . . . . . . . . . . . . . .1
     Additional Investment Policies. . . . . . . . . . . . . . . . . . . . . 1
     Additional Information on Portfolio Instruments . . . . . . . . . . . . 3
     Additional Investment Limitations . . . . . . . . . . . . . . . . . . .15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION . . . . . . . . . . . . . . .20
     Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .21
     Redemption Procedures . . . . . . . . . . . . . . . . . . . . . . . . .23
     Other Redemption Information. . . . . . . . . . . . . . . . . . . . . .25
INVESTOR PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26
     Systematic Withdrawal Plan. . . . . . . . . . . . . . . . . . . . . . .26
     Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .27
     Retirement Plans. . . . . . . . . . . . . . . . . . . . . . . . . . . .28
     Automatic Investment Program. . . . . . . . . . . . . . . . . . . . . .28
     Additional Information. . . . . . . . . . . . . . . . . . . . . . . . .29
DESCRIPTION OF CAPITAL STOCK . . . . . . . . . . . . . . . . . . . . . . . .29
MANAGEMENT OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . . . . . 30
     Directors and Officers. . . . . . . . . . . . . . . . . . . . . . . . .30
     Investment Advisory and Administration Agreements . . . . . . . . . . .36
     Banking Laws. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .39
     Shareholder Organizations . . . . . . . . . . . . . . . . . . . . . . .40
     Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .41
     Custodian and Transfer Agent. . . . . . . . . . . . . . . . . . . . . .41
PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .42
PORTFOLIO VALUATION . . . . . . . . . . . . . . . . . . . . . . . . . . . . 44
INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
ADDITIONAL INFORMATION CONCERNING TAXES . . . . . . . . . . . . . . . . . . 45
     Generally . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .45
     Tax-Exempt Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .47
PERFORMANCE AND YIELD INFORMATION . . . . . . . . . . . . . . . . . . . . . 48
     Yields and Performance. . . . . . . . . . . . . . . . . . . . . . . . .48
MISCELLANEOUS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 52
FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . .53
APPENDIX A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . A-1

                              CLASSIFICATION AND HISTORY

          Excelsior Funds, Inc. ("Excelsior Fund") and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund" and collectively with Excelsior Fund, the "Companies") are open-end, management investment companies. The Short-Term Government Securities, Intermediate-Term Managed Income and Managed Income Funds (collectively, the "Fixed-Income Funds") are separate series of Excelsior Fund. The Short-Term Tax-Exempt Securities, Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds (collectively, the "Tax-Exempt Funds") are separate series of Excelsior Tax-Exempt Fund. Each Fund is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Excelsior Fund and Excelsior Tax-Exempt Fund were organized as Maryland corporations on August 2, 1984 and August 8, 1984, respectively. Prior to December 28, 1995, Excelsior Fund and Excelsior Tax-Exempt Fund were known as "UST Master Funds, Inc." and "UST Master Tax-Exempt Funds, Inc.," respectively.

                     INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

          The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses. The investment objective of each of the Funds may not be changed without the vote of the holders of a majority of its outstanding shares (as defined below). Except as expressly noted below, each Fund's investment policies may be changed without shareholder approval.

          For ease of reference, the various Funds are referred to as follows:
Short-Term Tax-Exempt Securities Fund as "ST Tax-Exempt Fund"; Intermediate-Term Tax-Exempt Fund as "IT Tax-Exempt Fund"; Long-Term Tax-Exempt Fund as "LT Tax-Exempt Fund"; Short-Term Government Securities Fund as "ST Government Fund"; and Intermediate-Term Managed Income Fund as "IT Managed Income Fund."

ADDITIONAL INVESTMENT POLICIES

SHORT-TERM GOVERNMENT SECURITIES FUND

          Under normal circumstances, at least 65% of the ST Government Fund's total assets will be invested in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. As a result, the interest income on such investments generally should be exempt from state and local personal income taxes in most states. In all states this tax exemption is passed through to the Fund's shareholders.

INTERMEDIATE-TERM MANAGED INCOME AND MANAGED INCOME FUNDS

          The IT Managed Income and Managed Income Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instruments; preferred stocks; and obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. The Funds are also permitted to enter into repurchase agreements. The Funds may, from time to time, invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest from which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The purchase of Municipal Obligations may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the performance of such securities, on a pre-tax basis, is comparable to that of corporate or U.S. government debt obligations.

          Under normal market conditions, at least 75% of the IT Managed Income and Managed Income Funds' total assets will be invested in investment-grade debt obligations rated within the three highest ratings of Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") (or in unrated obligations considered to be of comparable credit quality by the Adviser) and in U.S. government obligations and money market instruments of the types listed below under "Additional Information on Portfolio Instruments - Money Market Instruments." When, in the opinion of the Adviser, a defensive investment posture is warranted, the Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

          Unrated securities will be considered of investment grade if deemed by the Adviser to be comparable in quality to instruments so rated, or if other outstanding obligations of the issuers of such securities are rated "Baa/BBB" or better. It should be noted that obligations rated in the lowest of the top four ratings ("Baa" by Moody's or "BBB" by S&P) are considered to have some speculative characteristics and are more sensitive to economic change than higher rated bonds.

          The IT Managed Income and Managed Income Funds may invest up to 25% of their respective total assets in: preferred stocks; dollar-denominated debt obligations of foreign issuers, including foreign corporations and foreign governments; and dollar-denominated debt obligations of U.S. companies issued outside the United States. The Funds may also enter into foreign currency exchange transactions for hedging purposes. The Funds may invest up to 10% and 25% of their respective total assets in obligations rated below the four highest ratings of S&P or Moody's ("junk bonds") with no minimum rating required. The Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

SHORT-TERM TAX-EXEMPT SECURITIES, INTERMEDIATE-TERM TAX-EXEMPT AND LONG-TERM TAX-EXEMPT FUNDS

          The Tax-Exempt Funds will invest substantially all of their assets in Municipal Obligations which are determined by the Adviser to present minimal credit risks. As a matter of fundamental policy, except during temporary defensive periods, each Fund will maintain at least 80% of its net assets in Municipal Obligations. (This policy may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding shares.) However, from time to time on a temporary defensive basis due to market conditions, each Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should a Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. government; (iii) money market instruments such as certificates of deposit, commercial paper, and bankers' acceptances; (iv) repurchase agreements collateralized by U.S. government obligations or other money market instruments;
(v) municipal bond index and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities.

          In seeking to achieve its investment objective, each Tax-Exempt Fund may invest in "private activity bonds" (see "Additional Information on Portfolio Instruments -- Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the federal alternative minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of a Fund's total assets when added together with any taxable investments held by that Fund.

          The Municipal Obligations purchased by the Funds will consist of: (1) bonds rated "BBB" or higher by S&P or by Fitch IBCA ("Fitch"), or "Baa" or higher by Moody's, or, in certain instances, bonds with lower ratings if they are determined by the Adviser to be comparable to BBB/Baa-rated issues; (2) notes rated "MIG-3" or higher ("VMIG-3" or higher in the case of variable rate notes) by Moody's, or "SP-3" or higher by S&P, or "F3" or higher by Fitch; and
(3) commercial paper rated "Prime-3" or higher by Moody's, or "A-3" or higher by S&P, or "F3" or higher by Fitch. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, securities purchased by the Funds will be of comparable quality to the above ratings as determined by the Adviser under the supervision of the Board of Directors. A discussion of Moody's, Fitch's and S&P's rating categories is contained in Appendix A.

          Although the Funds do not presently intend to do so on a regular basis, they may invest more than 25% of their assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Adviser. To the extent that a Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

          MUNICIPAL OBLIGATIONS

          Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

          The two principal classifications of Municipal Obligations which may be held by the Tax-Exempt Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

          The Tax-Exempt Funds' portfolios may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund--the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

          The Tax-Exempt Funds may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from federal income tax for such investor to the same extent as interest on the underlying Municipal Obligation. The Funds intend to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from federal income tax to the same extent as interest on the underlying Municipal Obligations. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described below under "Illiquid Securities."
The Tax-Exempt Funds will limit their investments in interest-only and principal-only Municipal Obligations to 5% of their total assets.

          There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P described in Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

          The payment of principal and interest on most securities purchased by the Tax-Exempt Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

          Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

          Among other instruments, the Tax-Exempt Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, each Fund may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

          Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Exempt Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

          The IT Managed Income and Managed Income Funds may, when deemed appropriate by the Adviser in light of the Funds' investment objectives, also invest in Municipal

Obligations. Although yields on Municipal Obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances. Dividends paid by the IT Managed Income and Managed Income Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for federal income tax purposes.

          INSURED MUNICIPAL OBLIGATIONS

          The Tax-Exempt Funds may purchase Municipal Obligations which are insured as to timely payment of principal and interest at the time of purchase. The insurance policies will usually be obtained by the issuer of the bond at the time of its original issuance. Bonds of this type will be acquired only if at the time of purchase they satisfy quality requirements generally applicable to Municipal Obligations. Although insurance coverage for the Municipal Obligations held by the Tax-Exempt Funds reduces credit risk by insuring that the Funds will receive timely payment of principal and interest, it does not protect against market fluctuations caused by changes in interest rates and other factors. Each Tax-Exempt Fund may invest more than 25% of its net assets in Municipal Obligations covered by insurance policies.

          REPURCHASE AGREEMENTS

          Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Adviser, pursuant to guidelines approved by the Companies' Boards of Directors. The Funds will not enter into repurchase agreements with the Adviser or its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities subject to the 10% limit described below under "Illiquid Securities."

          The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

          The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered loans by a Fund under the 1940 Act.

          INVESTMENT COMPANY SECURITIES

          The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.

          SECURITIES LENDING

          To increase return on their portfolio securities, the Fixed Income Funds may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of a Fund, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

          When the Fixed Income Funds lend their portfolio securities, they continue to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to securities lent pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the pertinent Fund if a material event affecting the investment is to occur.

          BORROWING AND REVERSE REPURCHASE AGREEMENTS

          Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission (the "SEC") views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

          ILLIQUID SECURITIES

          No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. A security will be considered illiquid if it may not be disposed of within seven days at approximately the value at which the particular Fund has valued the security. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Adviser, acting under guidelines approved and monitored by the Boards, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers are no longer interested in purchasing these restricted securities.

          GOVERNMENT OBLIGATIONS

          The Funds may purchase government obligations which include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Adviser believes that the credit risk with respect to the instrumentality is minimal.

          Examples of the types of U.S. government obligations that may be held by the Funds include, in addition to U.S. Treasury Bills, the obligations of Federal Home Loan Banks, the Farm Credit System Financial Assistance Corporation, Federal Land Banks, the Federal Financing Bank, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Tennessee Valley Authority and Maritime Administration.

          WHEN-ISSUED AND FORWARD TRANSACTIONS

          Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceeded 25% of the value of its assets.

          It is expected that forward commitments and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

          A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

          When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          STAND-BY COMMITMENTS

          The Managed Income and IT Managed Income Funds and the Tax-Exempt Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a "stand-by commitment," a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a "stand-by commitment" is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date during that period. "Stand-by commitments" are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

          The Managed Income and IT Managed Income Funds and the Tax-Exempt Funds expect that "stand-by commitments" will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a "stand-by commitment" either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a "stand-by commitment," its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

          The Managed Income and IT Managed Income Funds and the Tax-Exempt Funds intend to enter into "stand-by commitments" only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks.
In evaluating the creditworthiness of the issuer of a "stand-by commitment," the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Funds will acquire "stand-by commitments" solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund will be valued at zero in determining the Fund's net asset value.

          FUTURES CONTRACTS

          The Funds may invest in interest rate futures contracts and municipal bond index futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made. Any income from investments in futures contracts will be taxable income of the Funds.

          The Fund may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

          The Funds will not engage in transactions in futures contracts for speculation, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. Each Fund currently intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts.

          When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

          Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the instruments being hedged.
In
addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

          As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

          Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

          Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

          The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

          FORWARD CURRENCY TRANSACTIONS

          The Managed Income and IT Managed Income Funds will conduct their currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange markets, or by entering into forward currency contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. In this respect, forward currency contracts are similar to foreign currency futures contracts; however, unlike futures contracts which are traded on recognized commodities exchange, forward currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Also, forward currency contracts usually involve delivery of the currency involved instead of cash payment as in the case of futures contracts.

          A Fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the U.S. dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The Funds will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of a Fund's assets, but will be employed as necessary to correspond to particular transactions or positions. A Fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the Funds engage in forward currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When a Fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a forward currency contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a forward currency position generally by entering into an offsetting position.

          The transaction costs to the Funds of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Adviser may be incorrect in its expectations as to currency fluctuations, and a Fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, a Fund may not be able to contract to sell or purchase that currency at an advantageous price.

          At or before the maturity of a forward sale contract, a Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

          MONEY MARKET INSTRUMENTS

          "Money market instruments" that may be purchased by the Tax-Exempt Funds and the IT Managed Income and Managed Income Funds in accordance with their investment objectives and policies include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

          Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the FDIC. Bank obligations acquired by the IT Managed Income and Managed Income Funds may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations of foreign branches of domestic financial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Managed Income Fund's total assets will be invested in obligations of any one foreign or domestic branch and no more than 20% of the Fund's total assets at the time of purchase will be invested in the aggregate in such obligations. Investments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

          Investments by the Fixed-Income Funds in commercial paper will consist of issues that are rated "A-2" or better by S&P, "Prime-2" or better by Moody's, or "F2" or better by Fitch. Investments by the Tax-Exempt Funds in commercial paper will consist of issues that are rated "A-3" or better by S&P, "Prime-3" or better by Moody's, or "F3" or better by Fitch. In addition, each Fund may acquire unrated commercial paper that is determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

          VARIABLE AND FLOATING RATE INSTRUMENTS

          Securities purchased by the Funds may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Funds based upon the Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases a Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund, the Fund may (at any time or during specified intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instrument.

          PORTFOLIO TURNOVER

          Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its shareholders. Portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. (See "Additional Information Concerning Taxes.")

ADDITIONAL INVESTMENT LIMITATIONS

          The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding
shares.   As used herein, a "vote of the holders of a majority of the outstanding shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstanding shares of such Company or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to the Funds may be changed by the Companies' Boards of Directors without shareholder approval.

          The following investment limitations are fundamental with respect to each Fund. No Fund may:

          1. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except to the extent that the purchase of Municipal Obligations or other securities directly from the issuer thereof in accordance with the Tax-Exempt Funds' investment objectives, policies, and limitations may be deemed to be underwriting; and except insofar as the Managed Income Fund might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

          2. Purchase or sell real estate, except that each Tax-Exempt Fund may invest in Municipal Obligations secured by real estate or interests therein, and the Managed Income and IT Managed Income Funds may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate;

          3. Issue any senior securities, except insofar as any borrowing by each Fund in accordance with its investment limitations might be considered to be the issuance of a senior security; provided that each Fund may enter into futures contracts and futures options;

          4. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures contracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

          5. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions, (b) with respect to the Managed Income Fund, there is no limitation with respect to securities issued or guaranteed by the U.S. government or domestic bank obligations, (c) with respect to the ST Tax-Exempt Fund, there is no limitation with respect to securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or political subdivisions, (d) with respect to the ST Government and IT Managed Income Funds, there is no limitation with respect to securities issued or guaranteed by the U.S. government and (e) with respect to the Fixed Income Funds, neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy; and

          6. Purchase securities of any one issuer, other than U.S. government obligations, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation.

          The following investment limitation is fundamental with respect to the Fixed-Income Funds. Each Fixed-Income Fund may not:

          7. Make loans, except that (i) each Fund may purchase or hold debt securities in accordance with its investment objective and policies, and may enter into repurchase agreements with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and (ii) each Fund may lend portfolio securities in an amount not exceeding 30% of its total assets.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds, but is an operating policy with respect to the ST Tax-Exempt, ST Government and IT Managed Income Funds. The Funds may not:

          8. Purchase securities on margin, make short sales of securities, or maintain a short position; provided that each Fund may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to each Tax-Exempt Fund. A Tax-Exempt Fund may not:

          9. Make loans, except that each Tax-Exempt Fund may purchase or hold debt obligations in accordance with its investment objective, policies, and limitations.

          The following investment limitation is fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds, but is an operating policy with respect to the ST Tax-Exempt Fund. A Tax-Exempt Fund may not:

          10. Purchase securities of other investment companies (except as part of a merger, consolidation or reorganization or purchase of assets approved by the Fund's shareholders), provided that a Fund may purchase shares of any registered, open-end investment company, if immediately after any such purchase, the Fund does not (a) own more than 3% of the outstanding voting stock of any one investment company, (b) invest more than 5% of the value of its total assets in the securities of any one investment company, or (c) invest more than 10% of the value of its total assets in the aggregate in securities of investment companies.

          The following investment limitations are fundamental with respect to the Managed Income Fund, but are operating policies with respect to the IT Managed Income and ST Government Funds. A Fixed-Income Fund may not:

          11. Invest in companies for the purpose of exercising management or control;

          12. Purchase foreign securities; provided that subject to the limit described below, the IT Managed Income and Managed Income Funds may purchase (a) dollar-denominated debt obligations issued by foreign issuers, including foreign corporations and governments, by U.S. corporations outside the United States in an amount not to exceed 25% of its total assets at time of purchase; and (b) certificates of deposit, bankers' acceptances, or other similar obligations issued by domestic branches of foreign banks, or foreign branches of U.S. banks, in an amount not to exceed 20% of its total net assets; and

          13. Acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization, or acquisition of assets or where otherwise permitted by the 1940 Act.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds. The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not:

          14. Write or sell puts, calls, straddles, spreads, or combinations thereof; provided that each Fund may enter into futures contracts and futures options; and

          15. Purchase or sell commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitation is fundamental with respect to the ST Tax-Exempt, ST Government and IT Managed Income Funds. The ST Tax-Exempt, ST Government and IT Managed Income Funds may not:

          16. Purchase or sell commodities or commodity futures contracts, or invest in oil, gas, or mineral exploration or development programs; provided that the Funds may enter into futures contracts and futures options.

          The following investment limitations are fundamental with respect to the IT Tax-Exempt and LT Tax-Exempt Funds. Each of the IT Tax-Exempt and LT Tax-Exempt Funds may not:

          17. Knowingly invest more than 10% of the value of its total assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations; and

          18. Invest in industrial revenue bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

          The following investment limitations are fundamental with respect to the Managed Income Fund. The Managed Income Fund may not:

          19. Knowingly invest more than 10% of the value of its total assets in illiquid securities, including repurchase agreements with remaining maturities in excess of seven days, restricted securities, and other securities for which market quotations are not readily available;

          20. Invest more than 5% of its total assets in securities issued by companies which, together with any predecessor, have been in continuous operation for fewer than three years; and

          21. Invest in obligations of foreign branches of financial institutions or in domestic branches of foreign banks if immediately after such purchase (i) more than 5% of the value of its total assets would be invested in obligations of any one foreign branch of the financial institution or domestic branch of a foreign bank, or (ii) more than 20% of its total assets would be invested in foreign branches of financial institutions or in domestic branches of foreign banks.

                         *          *          *

          In addition to the investment limitations described above, as a matter of fundamental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

          The Managed Income, IT Tax-Exempt and LT Tax-Exempt Funds will not invest more than 25% of the value of their respective total assets in domestic bank obligations.

          In Investment Limitation No. 6 above: (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. government obligations.

          For the purpose of Investment Limitation No. 2, the prohibition of purchases of real estate includes acquisition of limited partnership interests in partnerships formed with a view toward investing in real estate, but does not prohibit purchases of shares in real estate investment trusts. The Funds do not currently intend to invest in real estate investment trusts.

          In addition to the above investment limitations, Excelsior Fund currently intends to limit the IT Managed Income and Managed Income Funds' investments in warrants so that, valued at the lower of cost or market value, they do not exceed 5% of a Fund's net assets. For the purpose of this limitation, warrants acquired by the IT Managed Income or Managed Income Fund in units or attached to securities will be deemed to be without value.

          The IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds may not purchase or sell commodities.

          The Funds' transactions in futures contracts and futures options (including the margin posted by the Funds in connection with such transactions) are excluded from the Funds' prohibitions: against the purchase of securities on margin, short sales of securities and the maintenance of a short position; the issuance of senior securities; writing or selling puts, calls, straddles, spreads, or combinations thereof; and the mortgage, pledge or hypothecation of the Funds' assets.

          If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.

                   ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Companies' sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to use appropriate efforts to solicit all purchase orders.

          At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

          In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

          The net asset value of each Fund is determined and the shares of each Fund are priced at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Adviser are open for trading (a "Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas. A Fund's net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities allocable to the Fund, by the number of its outstanding shares.

          As described below, shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors and to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in shares selected by the Customer. Investors purchasing shares may include officers, directors, or employees of the particular Shareholder Organization.

          The Companies have authorized certain brokers to accept on their behalf purchase, exchange and redemption requests. Such brokers are authorized to designate other intermediaries to accept purchase, exchange and redemption requests on behalf of the Companies. A Company will be deemed to have received a purchase, exchange or redemption request when the request is received by an authorized broker or designated intermediary in good order.

PURCHASE OF SHARES

          Shares of the Funds are offered for sale at their net asset value per share next computed after a purchase request is received in good order by the Companies' sub-transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing shares in order to accommodate different types of investors.

          Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Investors, "Investors"). Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Companies. A Shareholder Organization may elect to hold of record shares for its Customers and to record beneficial ownership of shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

          Customers wishing to purchase shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An Investor purchasing shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such purchases. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase shares directly from the Distributor in accordance with procedures described in the Prospectus.

          Direct Investors may purchase shares by completing the Application accompanying the Prospectus and mailing it, together with a check payable to Excelsior Funds Inc. (or Excelsior Tax-Exempt Funds, Inc., with respect to the Tax-Exempt Funds), to:

          Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          Subsequent investments in an existing account in a Fund may be made at any time by sending to the above address a check payable to Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institutional Investors may purchase shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional Investors must pay for shares with federal funds or funds immediately available to CGFSC.

          Investors may also purchase shares by wiring federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

          The Chase Manhattan Bank
          ABA #021000021
          Excelsior Funds, Account No. 9102732915
          For further credit to:
          Excelsior Funds
          Wire Control Number
          Account Registration
              (including account number)

          Investors making initial investments by wire must promptly complete the Application accompanying the Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

          Except as provided below, the minimum initial investment by an Investor or initial aggregate investment by a Shareholder Organization investing on behalf of its Customers is $500 per Fund. The minimum subsequent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Organizations may charge a Customer's account fees for automatic investment and other cash management services provided. The Companies reserve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements. Third party checks will not be accepted as payment for Fund shares.

REDEMPTION PROCEDURES

          A request for the redemption of shares will receive the net asset value per share next computed after the request is received in good order by the Company's sub-transfer agent or an authorized broker or designated intermediary.

          Customers of Shareholder Organizations holding shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Companies, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

          Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

          Excelsior Funds, Inc. (or Excelsior Tax-Exempt Funds, Inc.) c/o Chase Global Funds Services Company
          P.O. Box 2798
          Boston, MA  02208-2798

          A written redemption request to CGFSC must (i) state the number of shares to be redeemed, (ii) identify the shareholder account number and tax identification number, and (iii) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly executed stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

          CGFSC may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

          Direct Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

          In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to a Company c/o CGFSC, at the address listed above. Such requests must be signed by the Direct Investor, with signatures guaranteed, as discussed above. Further documentation may be requested.

          CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming shares by wire or telephone may be modified or terminated at any time by the Company, CGFSC or the Distributor. The Company, CGFSC, and the Distributor will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Companies will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration.

          If any portion of the shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations, which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase shares by federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

          During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

          Except as described in "Investor Programs" below, Investors may be required to redeem shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her shares to the extent necessary to maintain the required minimum balance.

OTHER REDEMPTION INFORMATION

          The Companies may suspend the right of redemption or postpone the date of payment for shares for more than 7 days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

          In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

          Each Company reserves the right to honor any request for redemption or repurchase of a Fund's shares by making payment in whole or in part in securities chosen by the Company and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. Each Company has filed a notice of election with the SEC under Rule 18f-1 of the 1940 Act. Therefore, a Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

          Under certain circumstances, the Companies may, at their discretion, accept securities as payment for shares. Securities acquired in this manner will be limited to securities issued in transactions involving a BONA FIDE reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.


                                  INVESTOR PROGRAMS

SYSTEMATIC WITHDRAWAL PLAN

          An Investor who owns shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

          (1)  A fixed-dollar withdrawal;

          (2)  A fixed-share withdrawal;

          (3) A fixed-percentage withdrawal (based on the current value of the account); or

          (4)  A declining-balance withdrawal.

          Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

EXCHANGE PRIVILEGE

          Investors and Customers of Shareholder Organizations may exchange shares having a value of at least $500 for shares of any other portfolio of the Companies or for shares of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares of Excelsior Institutional Trust. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

          Shares may be exchanged by wire, telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Companies or Excelsior Institutional Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Companies and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors to no more than six per year. The Companies and Excelsior Institutional Trust may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

          For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange. Generally, a shareholder may include sales loads incurred upon the purchase of shares in his or her tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of shares for shares of another portfolio of the Companies within 90 days of the purchase and is able to reduce the sales load otherwise applicable to the new shares (by virtue of the Companies' exchange privilege), the amount equal to such reduction may not be included in the tax basis of the shareholder's exchanged shares but may be included (subject to the limitation) in the tax basis of the new shares.

RETIREMENT PLANS

          Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

          IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

          Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

          Keogh Plans for self-employed individuals.

          Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

          The Automatic Investment Program permits Investors to purchase shares (minimum of $50 per Fund per transaction) at regular intervals selected by the Investor. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's option, the account designated will be debited in the specified amount, and shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

          The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time market performance, a fixed dollar amount is invested in shares at predetermined intervals. This may help Investors to reduce their average cost per share because the agreed upon fixed investment amount allows more shares to be purchased during periods of lower share prices and fewer shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that shares bought using Dollar Cost Averaging are purchased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his shares at a price which is lower than their purchase price. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated. An Investor may also implement the Dollar Cost Averaging method on his own initiative or through other entities.

ADDITIONAL INFORMATION

          Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.

                            DESCRIPTION OF CAPITAL STOCK

          Excelsior Fund's Charter authorizes its Board of Directors to issue up to thirty-five billion full and fractional shares of common stock, $.001 par value per share; and Excelsior Tax-Exempt Fund's Charter authorizes its Board of Directors to issue up to fourteen billion full and fractional shares of common stock, $.001 par value per share. Both Charters authorize the respective Boards of Directors to classify or reclassify any unissued shares of the respective Companies into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

          Each share in a Fund represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

          Shares have no preemptive rights and only such conversion or exchange rights as the Boards of Directors may grant in their discretion. When issued for payment as described in the Prospectuses, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of a Fund, shareholders of that Fund are entitled to receive the assets available for distribution belonging to that Fund and a proportionate distribution, based upon the relative asset values of the portfolios of the Company involved, of any general assets of that Company not belonging to any particular portfolio of that Company which are available for distribution. In the event of a liquidation or dissolution of either Company, shareholders of such Company will be entitled to the same distribution process.

          Shareholders of the Companies are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise required by the 1940 Act or other applicable law or when the matter to be voted upon affects only the interests of the shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of a Company's outstanding shares may elect all of that Company's directors, regardless of the votes of other shareholders.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as each

Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent public accountants and the election of directors may be effectively acted upon by shareholders of each Company voting without regard to class.

          The Companies' Charters authorize the Boards of Directors, without shareholder approval (unless otherwise required by applicable law), to: (a) sell and convey the assets of a Fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of the Fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance; (b) sell and convert a Fund's assets into money and, in connection therewith, to cause all outstanding shares to be redeemed at their net asset value; or (c) combine the assets belonging to a Fund with the assets belonging to another portfolio of the Company involved, if the Board of Directors reasonably determines that such combination will not have a material adverse effect on shareholders of any portfolio participating in such combination, and, in connection therewith, to cause all outstanding shares of any portfolio to be redeemed at their net asset value or converted into shares of another class of the Company's capital stock at net asset value. The exercise of such authority by the Boards of Directors will be subject to the provisions of the 1940 Act, and the Boards of Directors will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the particular Fund's shareholders at least 30 days prior thereto.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Companies' Common Stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2, discussed above) or by the Companies' Charters, the Companies may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the particular Company voting without regard to class.

          Certificates for shares will not be issued unless expressly requested in writing to CGFSC and will not be issued in fractional shares.


                               MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

          The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The directors and executive officers of the Companies, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                               Principal Occupation During
                           Position with       Past 5 Years and Other
 Name and Address          the Companies       Affiliations
 ----------------          -------------       ---------------------------
 Frederick S. Wonham(1)    Chairman of the     Retired; Director of the
 238 June Road             Board, President    Companies (since 1995); Trustee
 Stamford, CT  06903       and Treasurer       of Excelsior Funds and Excelsior
 Age: 67                                       Institutional Trust (since
                                               1995); Vice Chairman of U.S.
                                               Trust Corporation and U.S. Trust
                                               New York (from February 1990
                                               until September 1995); and
                                               Chairman, U.S. Trust Company
                                               (from March 1993 to May 1997).

 Donald L. Campbell        Director            Retired; Director of the
 333 East 69th Street                          Companies (since 1984); Director
 Apt. 10-H                                     of UST Master Variable Series,
 New York, NY  10021                           Inc. (from 1994 to June 1997);
 Age: 72                                       Trustee of Excelsior
                                               Institutional Trust (since
                                               1995); and Director, Royal Life
                                               Insurance Co. of New York (since
                                               1991).

 Rodman L. Drake           Director            Director of the Companies (since
 Continuation Investments                      1996); Trustee of Excelsior
 Group, Inc.                                   Institutional Trust and
 1251 Avenue of the                            Excelsior Funds (since 1994);
 Americas,                                     Director, Parsons Brinkerhoff
 9th Floor                                     Energy Services Inc. (since
 New York, NY  10020                           1996); Director, Parsons
 Age: 55                                       Brinkerhoff, Inc. (engineering
                                               firm) (since 1995); President,
                                               Continuation Investments Group,
                                               Inc. (since 1997); President,
                                               Mandrake Group (investment and
                                               consulting firm) (1994-1997);
                                               Director, Hyperion Total Return
                                               Fund, Inc. and four other funds
                                               for which Hyperion Capital
                                               Management, Inc. serves as
                                               investment adviser (since 1991);
                                               Co-Chairman, KMR Power
                                               Corporation (power plants) (form
                                               1993 to 1996); Director, The
                                               Latin America Smaller Companies
                                               Fund, Inc. (since 1993); Member
                                               of Advisory Board, Argentina
                                               Private Equity Fund L.P. (from
                                               1992 to 1996) and Garantia L.P.
                                               (Brazil) (from 1993 to 1996);
                                               and Director, Mueller
                                               Industries, Inc. (from 1992 to
                                               1994).

 Joseph H. Dugan           Director            Retired; Director of the
 913 Franklin Lake Road                        Companies (since 1984); Director
 Franklin Lakes, NJ  07417                     of UST Master Variable Series,
 Age: 73                                       Inc. (from 1994 to June 1997);
                                               and Trustee of Excelsior
                                               Institutional Trust (since
                                               1995).

------------------------------
(1)   This director is considered to be an "interested person" of the Companies as defined in the 1940 Act.


                                     -32-


                                               Principal Occupation During
                           Position with       Past 5 Years and Other
 Name and Address          the Companies       Affiliations
-----------------          -------------       ---------------------------
 Wolfe J. Frankl           Director            Retired; Director of the
 2320 Cumberland Road                          Companies (since 1986); Director
 Charlottesville, VA                           of UST Master Variable Series,
 22901                                         Inc. (from 1994 to June 1997);
 Age: 77                                       Trustee of Excelsior
                                               Institutional Trust (since
                                               1995); Director, Deutsche Bank
                                               Financial, Inc. (since 1989);
                                               Director, The Harbus Corporation
                                               (since 1951); and Trustee, HSBC
                                               Funds Trust and HSBC Mutual
                                               Funds Trust (since 1988).

 W. Wallace McDowell, Jr.  Director            Director of the Companies (since
 c/o Prospect Capital                          1996); Trustee of Excelsior
 Corp.                                         Institutional Trust and
 43 Arch Street                                Excelsior Funds  (since 1994);
 Greenwich, CT  06830                          Private Investor (since 1994);
 Age: 61                                       Managing Director, Morgan Lewis
                                               Githens & Ahn (from 1991 to
                                               1994); and Director, U.S.
                                               Homecare Corporation (since
                                               1992), Grossmans, Inc. (from
                                               1993 to 1996), Children's
                                               Discovery Centers (since 1984),
                                               ITI Technologies, Inc. (since
                                               1992) and Jack Morton
                                               Productions (since 1987).

 Jonathan Piel             Director            Director of the Companies (since
 558 E. 87th Street                            1996); Trustee of Excelsior
 New York, NY  10128                           Institutional Trust and
 Age: 59                                       Excelsior Funds (since 1994);
                                               Vice President and Editor,
                                               Scientific American, Inc. (from
                                               1986 to 1994); Director, Group
                                               for The South Fork,
                                               Bridgehampton, New York (since
                                               1993); and Member, Advisory
                                               Committee, Knight Journalism
                                               Fellowships, Massachusetts
                                               Institute of Technology
                                               (since 1984).


                                         -33-

                                               Principal Occupation During
                           Position with       Past 5 Years and Other
 Name and Address          the Companies       Affiliations
-----------------          -------------       ---------------------------
 Robert A. Robinson        Director            Director of the Companies (since
 Church Pension Fund                           1987); Director of UST Master
 800 Second Avenue                             Variable Series, Inc. (from 1994
 New York, NY  10017                           to June 1997); Trustee of
 Age: 72                                       Excelsior Institutional Trust
                                               (since 1995); President
                                               Emeritus, The Church Pension
                                               Fund and its affiliated
                                               companies (since 1966); Trustee,
                                               H.B. and F.H. Bugher Foundation
                                               and Director of its wholly owned
                                               subsidiaries -- Rosiclear Lead
                                               and Flourspar Mining Co. and The
                                               Pigmy Corporation (since 1984);
                                               Director, Morehouse Publishing
                                               Co. (1974-1998); Trustee, HSBC
                                               Funds Trust and HSBC Mutual
                                               Funds Trust (since 1982); and
                                               Director, Infinity Funds, Inc.
                                               (since 1995).

 Alfred C. Tannachion(2)   Director            Retired; Director of the
 26549 Pine Meadows Drive                      Companies (since 1985);
 Spring Hill, FL 34606                         Chairman of the Board of the
 Age: 72                                       Companies (1991-1997) and
                                               Excelsior Institutional Trust
                                               (1996-1997); President and
                                               Treasurer of the Companies
                                               (1994-1997) and Excelsior
                                               Institutional Trust (1996-
                                               1997); Chairman of the Board,
                                               President and Treasurer of UST
                                               Master Variable Series, Inc.
                                               (1994-1997); and Trustee of
                                               Excelsior Institutional Trust
                                               (since 1995).

 W. Bruce McConnel, III    Secretary           Partner of the law firm of
 Philadelphia National                         Drinker Biddle & Reath LLP.
 Bank Building
 1345 Chestnut Street
 Philadelphia, PA 19107
 Age: 55


 Michael P. Malloy         Assistant           Partner of the law firm of
 Philadelphia National     Secretary           Drinker Biddle & Reath LLP.
 Bank Building
 1345 Chestnut Street
 Philadelphia, PA  19107
 Age: 40

------------------------------
(2)   This director is considered to be an "interested person" of the Companies as defined in the 1940 Act.


                                         -34-




                                               Principal Occupation During
                           Position with       Past 5 Years and Other
 Name and Address          the Companies       Affiliations
-----------------          -------------       ---------------------------
 Edward Wang               Assistant           Manager of Blue Sky Compliance,
 Chase Global Funds        Secretary           Chase Global Funds Services
 Services Company                              Company (November 1996 to
 73 Tremont Street                             present); and Officer and
 Boston, MA  02108-3913                        Manager of Financial Reporting,
 Age: 37                                       Investors Bank & Trust Company
                                               (January 1991 to November 1996).


 John M. Corcoran          Assistant           Vice President, Director of Fund
 Chase Global Funds        Treasurer           Administration, Chase Global
   Services Company                            Funds Services Company (since
 73 Tremont Street                             April 1998); Vice President,
 Boston, MA  02108-3913                        Senior Manager of Fund
 Age: 33                                       Administration, Chase Global
                                               Funds Services Company (from
                                               July 1996 to April 1998); Second
                                               Vice President, Manager of Fund
                                               Administration, Chase Global
                                               Funds Services Company (from
                                               October 1993 to July 1996); and
                                               Audit Manager, Ernst & Young LLP
                                               (from August 1987 to September
                                               1993).

          Each director receives an annual fee of $9,000 with respect to each Company plus a per-Company meeting fee of $1,500 for each meeting attended and is reimbursed for expenses incurred in attending meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Companies. The employees of CGFSC do not receive any compensation from the Companies for acting as officers of the Companies. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Companies. As of __________, 1999, the directors and officers of each Company as a group owned beneficially less than 1% of the outstanding shares of each fund of each Company, and less than 1% of the outstanding shares of all funds of each Company in the aggregate.

          The following chart provides certain information about the fees received by the Companies' directors in the most recently completed fiscal year.

                                             Pension or
                                              Retirement           Total
                                               Benefits         Compensation
                                              Accrued as      from the Companies
                              Aggregate         Part of          and Fund
     Name of             Compensation from       Fund          Complex* Paid
  Person/Position           the Companies       Expenses        to Directors
  ---------------          ---------------     ----------      ---------------
Donald L. Campbell            $______             None           $______(3)**
Director

Rodman L. Drake               $______             None           $______(4)**
Director

Joseph H. Dugan               $______             None           $______(3)**
Director

Wolfe J. Frankl               $______             None           $______(3)**
Director

W. Wallace McDowell, Jr.      $______             None           $______(4)**
Director

Jonathan Piel                 $______             None           $______(4)**
Director

Robert A. Robinson            $______             None           $______(3)**
Director

Alfred C. Tannachion          $______             None           $______(3)**
Director

Frederick S. Wonham           $______             None           $______(4)**
Chairman of the Board,
President and Treasurer

--------------------
* The "Fund Complex" consists of Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Funds and Excelsior Institutional Trust.

** Number of investment companies in the Fund Complex for which director served as director or trustee.

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

          U.S. Trust New York and U.S. Trust Company (collectively with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as investment advisers to the Funds. In the Investment Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectuses. The Adviser has also agreed to pay all expenses incurred by it in connection with its activities under the respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Funds.

          Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to an advisory agreement substantially similar to the Investment Advisory Agreement currently in effect for the Funds.

          For the services provided and expenses assumed pursuant to its Investment Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly at the annual rate of .30% of the average daily net assets of the ST Government and ST Tax-Exempt Funds; .35% of the average daily net assets of the IT Managed Income and IT Tax-Exempt Funds; .50% of the average daily net assets of the LT Tax-Exempt Fund; and .75% of the average daily net assets of the Managed Income Fund.

          From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to them by a Fund, which waiver may be terminated at any time.

          For the fiscal year ended March 31, 1999, the particular Company paid U.S. Trust advisory fees of $_____, $____, $____, $____, $____ and $____with respect to the ST Government, IT Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $____, $____, $____, $____, $____ and $____ with respect to the ST Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1998, the particular Company paid U.S. Trust advisory fees of $72,860, $260,708, $1,203,851, $99,010, $746,025 and
$545,298 with respect to the ST Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust waived advisory fees totaling $21,549, $42,260, $243,873, $24,358, $133,635 and $89,459 with respect to the ST Government, IT Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, the particular Company paid U.S. Trust New York advisory fees of $63,713, $217,254, $1,185,427, $95,564,
$741,452 and $457,137 with respect to the ST Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, U.S. Trust New York waived advisory fees totaling $21,478, $35,586, $77,751, $28,208, $140,769 and $69,305 with respect to the ST Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          The Investment Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreements, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for advisory services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. In addition, the Adviser has undertaken in the Investment Advisory Agreement to maintain its policy and practice of conducting its Asset Management Group independently of its Banking Group.

          CGFSC, Federated Administrative Services, an affiliate of the Distributor, and U.S. Trust Company (collectively, the "Administrators") serve as the Companies' administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreements, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Funds, and to compute the net asset value, net income, "exempt interest dividends" and realized capital gains or losses, if any, of the respective Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

          Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administrative agreement substantially similar to the Administration Agreement currently in effect for the Funds.

          The Administrators also provide administrative services to the other investment portfolios of the Companies and to all of the investment portfolios of Excelsior Institutional Trust which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all portfolios of the Companies and Excelsior Institutional Trust (except for the international portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:


                           Combined Aggregate Average Daily
                       Net Assets of Excelsior Tax-Exempt Fund,
                   Excelsior Fund and Excelsior Institutional Trust
                      (excluding the international portfolios of
                  Excelsior Fund and Excelsior Institutional Trust)
               -------------------------------------------------


                                                                Annual Fee
                                                                ----------
     First $200 million...................................        0.200%
     Next $200 million....................................        0.175%
     Over $400 million....................................        0.150%

          Administration fees payable to the Administrators by each portfolio of the Companies and Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waiver may be terminated at any time.

          For the fiscal year ended March 31, 1999, Excelsior Tax-Exempt Fund paid the Administrators $____, $____ and $____ in the aggregate with respect to the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid the Administrators $____, $____ and $____ in the aggregate with respect to the ST Government, IT Managed Income and Managed Income Funds, respectively. For the same period, the Administrators waived fees totaling $____, $____, $____, $____, $____ and $____ with respect to the ST
Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1998, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust $62,813, $383,863 and $189,687 in the aggregate with respect to the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust $48,138, $132,050 and $294,955 in the aggregate with respect to the ST Government, IT Managed Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust waived fees totaling $11, $390, $381, $104, $674 and $4,549 with respect to the ST Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

          For the fiscal year ended March 31, 1997, Excelsior Tax-Exempt Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $63,343, $387,111 and $160,259 in the aggregate with respect to the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively. For the same period, Excelsior Fund paid CGFSC, Federated Administrative Services and U.S. Trust New York $43,657, $110,146 and $258,438 in the aggregate with respect to the ST Government, IT Income and Managed Income Funds, respectively. For the same period, CGFSC, Federated Administrative Services and U.S. Trust New York waived fees totaling $1, $909, $468, $96, $489 and $1,651 with respect to the ST Government, IT Managed Income, Managed Income, ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds, respectively.

BANKING LAWS

          Banking laws and regulations currently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

     Should legislative, judicial, or administrative action prohibit or restrict the activities of the Adviser or other Shareholder Organizations in connection with purchases of Fund shares, the Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per share or result in financial loss to any shareholder.

SHAREHOLDER ORGANIZATIONS

          The Companies have entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Companies to Customers;
and (g) providing or arranging for the provision of other related services.   It
is the responsibility of Shareholder Organizations to advise Customers of any fees that they may change in connection with a Customer's investment. Until further notice, the Adviser and Administrators have agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

          The Companies' agreements with Shareholder Organizations are governed by Administrative Services Plans (the "Plans") adopted by the Companies. Pursuant to the Plans, each Company's Board of Directors will review, at least quarterly, a written report of the amounts expended under the Company's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of each Company's directors, including a majority of the directors who are not "interested persons" of the Company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements (the "Disinterested Directors").

          Any material amendment to a Company's arrangements with Shareholder Organizations must be approved by a majority of the Company's Board of Directors (including a majority of the Disinterested Directors). So long as the Companies' arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the

Companies' Boards of Directors who are not "interested persons" (as defined in the 1940 Act) of the Companies will be committed to the discretion of such Disinterested Directors.

          For the fiscal years ended March 31, 1999, 1998 and 1997, payments to Shareholder Organizations under the Plans totaled $____, $24,462 and $28,304; $____, $134,309 and $141,258; $____, $94,008 and $70,956; $____, $19,835 and
$21,479; $____, $42,650 and $36,495; and $____, $51,215 and $78,219 with respect to the ST Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Managed Income and Managed Income Funds, respectively. Of these respective amounts, $____, $24,157 and $28,304; $____, $131,684 and $139,275; $____, $78,373 and
$68,722; $____, $19,800 and $21,479; $____, $41,041 and $36,495; and $____,
$48,468 and $77,550 were paid to affiliates of U.S. Trust with respect to the ST Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Managed Income and Managed Income Funds, respectively.

EXPENSES

          Except as otherwise noted, the Adviser and the Administrators bear all expenses in connection with the performance of their services. The Funds bear the expenses incurred in their operations. Expenses of the Funds include: taxes; interest; fees (including fees paid to the Companies' directors and officers who are not affiliated with the Distributor or the Administrators); SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders; advisory, administration and administrative servicing fees; charges of the custodian, transfer agent and dividend disbursing agent; certain insurance premiums; outside auditing and legal expenses; cost of independent pricing service; costs of shareholder reports and meetings; and any extraordinary expenses. The Funds also pay for any brokerage fees and commissions in connection with the purchase of portfolio securities.

CUSTODIAN AND TRANSFER AGENT

          The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets. Under the Custodian Agreements, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to each Company's Board of Directors concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreements, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

          U.S. Trust New York serves as the Funds' transfer agent and dividend disbursing agent. In such capacity, U.S. Trust New York has agreed to: (i) issue and redeem shares; (ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders;
(iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to each Company's Board of Directors concerning the Funds' operations. For its transfer agency, dividend disbursing, and subaccounting services, U.S. Trust New York is entitled to receive $15.00 per annum per account and subaccount. In addition, U.S. Trust New York is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services. U.S. Trust New York is located at 114 W. 47th Street, New York, New York 10036.

          U.S. Trust New York may, at its own expense, delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that U.S. Trust New York shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreements, notwithstanding any delegation. Pursuant to this provision in the agreements, U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, an affiliate of Chase, with respect to accounts of shareholders who are not Customers of U.S. Trust New York. CGFSC is located at 73 Tremont Street, Boston, Massachusetts 02108-3913. For the services provided by CGFSC, U.S. Trust New York has agreed to pay CGFSC $15.00 per annum per account or subaccount plus out-of-pocket expenses. CGFSC receives no fee directly from the Companies for any of its sub-transfer agency services. U.S. Trust New York may, from time to time, enter into sub-transfer agency arrangements with third party providers of transfer agency services.


                               PORTFOLIO TRANSACTIONS

          Subject to the general control of the Companies' Boards of Directors, the Adviser is responsible for, makes decisions with respect to and places orders for all purchases and sales of all portfolio securities of each of the Funds. Purchases and sales of portfolio securities will usually be principal transactions without brokerage commissions.

          The Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Funds' turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies. However, since brokerage commissions are not normally paid on instruments purchased by the Funds, portfolio turnover is not expected to have a material effect on the net income of any of the Funds. The Funds' portfolio turnover rates may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable the Funds to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. See "Financial Highlights" in the Prospectuses for the Funds' portfolio turnover rates.

          Securities purchased and sold by the Funds are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.
With respect to over-the-counter transactions, the Funds, where possible, will deal directly with dealers who make a market in the securities involved, except in those situations where better prices and execution are available elsewhere.

          The Investment Advisory Agreements between the Companies and the Adviser provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and whether such broker or dealer is selling shares of the Companies, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

          In addition, the Investment Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Companies' Boards of Directors from time to time with respect to the extent and continuation of the policy, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy.

          Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fee payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

          Portfolio securities will not be purchased from or sold to the Adviser, the Distributor, or any of their affiliated persons (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the SEC.

          Investment decisions for the Funds are made independently from those for other investment companies, common trust funds and other types of funds managed by the Adviser. Such other investment companies and funds may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Funds and another investment company or common trust fund, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the

Adviser believes to be equitable to the Funds and such other investment company or common trust fund. In some instances, this investment procedure may adversely affect the price paid or received by the Funds or the size of the position obtained by the Funds. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Companies are required to identify any securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 1999, the following Funds held the following securities of the Companies' regular brokers or dealers or their parents: __________.

                                 PORTFOLIO VALUATION

          Assets in the Funds which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Companies' Boards of Directors. Absent unusual circumstances, portfolio securities maturing in 60 days or less are normally valued at amortized cost. The net asset value of shares in the Funds will fluctuate as the market value of their portfolio securities changes in response to changing market rates of interest and other factors.

          Portfolio securities held by the IT Managed Income and Managed Income Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Boards of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with guidelines adopted by the Boards of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the shares may be significantly affect on days when investors can neither purchase nor redeem a Fund's shares.

          The Administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the Administrators under the general supervision of the Boards of Directors.

                                INDEPENDENT AUDITORS

          _________________, independent auditors, ________________________, serve as auditors of the Companies. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the fiscal year ended ______________ incorporated by reference in this Statement of Additional Information have been audited by __________________ for the periods included in their reports thereon which appear therein.

                                       COUNSEL

          Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Companies, and Mr. Malloy, Assistant Secretary of the Companies, are partners), One Logan Square, Philadelphia, Pennsylvania 19103, is counsel to the Companies and will pass upon the legality of the shares offered by the Prospectuses.


                       ADDITIONAL INFORMATION CONCERNING TAXES

GENERALLY

          The following supplements the tax information contained in the Prospectuses.

          Each of the Funds is treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a regulated investment company. Qualification as a regulated investment company requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. (Federal income taxes for distributions to IRAs and qualified pension plans are deferred under the Code.) The dividends received deduction for corporations will apply to such distributions to the extent of the total qualifying dividends received by a Fund from domestic corporations for the taxable year. It is anticipated that only a small part (if any) of the dividends paid by a Fund will be eligible for the dividends received deduction.

          If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, such Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions (whether or not derived from interest on municipal securities) would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Each Fund intends to designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the Fund's taxable year. Shareholders should note that, upon the sale or exchange of shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

          Dividends payable by the Funds which are derived from taxable income or from long-term or short-term capital gains will be subject to federal income tax, whether such dividends are paid in the form of cash or additional shares.

          If a shareholder holds shares for six months or less and during that time receives a capital gain dividend on those shares, any loss recognized on the sale or exchange of those shares will be treated as a long-term capital loss
to the extent of the capital gain dividend.   If a shareholder holds shares for
six months or less and during that time receives an exempt-interest dividend on those shares, any loss recognized on the sale or exchange of those shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may include sales charges incurred upon the purchase of shares in his tax basis for such shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such shares. However, if the shareholder effects an exchange of such shares for shares of another Fund within 90 days of the purchase and is able to reduce the sales charges otherwise applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduction may not be included in the tax basis of the shareholder's exchanged shares for the purpose of determining gain or loss, but may be included (subject to the limitation) in the tax basis of the new shares.


          Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

TAX-EXEMPT FUNDS

          The Tax-Exempt Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Tax-Exempt Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would not gain any additional benefit from the Tax-Exempt Funds' dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed to them. In addition, the Tax-Exempt Funds may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under the Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

          In order for a Tax-Exempt Fund to pay exempt-interest dividends for any taxable year, at least 50% of the aggregate value of such Fund's portfolio must consist of exempt-interest obligations at the close of each quarter of its taxable year. Within 60 days after the close of the taxable year, each of the Tax-Exempt Funds will notify its shareholders of the portion of the dividends paid by that Fund which constitutes an exempt-interest dividend with respect to such taxable year. However, the aggregate amount of dividends so designated by that Fund cannot exceed the excess of the amount of interest exempt from tax under Section 103 of the Code received by that Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. The percentage of total dividends paid by each of the Tax-Exempt Funds with respect to any taxable year which qualifies as exempt-interest dividends will be the same for all shareholders receiving dividends from that Tax-Exempt Fund for such year.

          Each Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company
taxable income, if any.   Some dividends derived form exempt-interest income
("exempt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to the particular shareholder, exclusion would be disallowed.

          If a Fund should hold certain "private activity bonds" issued after August 7, 1986, the portion of dividends paid by the Fund which is attributable to interest on such bonds must be included in a shareholder's federal alternative minimum taxable income, as an item of tax preference, for the purpose of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for federal alternative minimum tax purposes. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the taxability of such benefits.

          Interest on indebtedness incurred by a shareholder to purchase or carry a Tax-Exempt Fund's shares generally is not deductible for Federal income tax purposes. In addition, if a shareholder holds Tax-Exempt Fund Shares for six months or less, any loss on the sale or exchange of those Shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the Shares. The Treasury Department, however, is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where the investment company regularly distributes at least 90% of its net tax-exempt interest. No such regulations had been issued as of the date of this Statement of Additional Information.

                             *             *            *

          The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information. It summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. The current federal tax laws and regulations may be changed by legislative or administrative action. Accordingly, potential investors in the Funds should consult their tax advisers with their own tax situations. Shareholders will be advised annually as to the federal tax consequences of distributions made each year. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state and local taxes.

                          PERFORMANCE AND YIELD INFORMATION

YIELDS AND PERFORMANCE

          The Funds may advertise the standardized effective 30-day (or one month) yields calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated separately for each Fund according to the following formula:

                              a-b       6
               Yield = 2 [(-------- + 1)  - 1]
                              cd

     Where:         a =  dividends and interest earned during the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = average daily number of shares outstanding that were entitled to receive dividends.

                    d = maximum offering price per share on the last day of the period.

          For the purpose of determining interest earned during the period (variable "a" in the formula), each of the Funds computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each of the Funds calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

          Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by each of the Funds to all shareholder accounts and to the particular series of shares in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

          Based on the foregoing calculations, the effective yields for shares of the ST Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Managed Income and Managed Income Funds for the 30-day period ended March 31, 1999 were ____%, ____%, ____%, ____%, ____% and ____%, respectively.

          The "tax-equivalent" yield of the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by one minus a stated federal income tax rate and (b) adding that figure to that portion, if any, of the yield that is not exempt from federal income tax. Tax-equivalent yields assume the payment of federal income taxes at a rate of 31%. Based on the foregoing calculations, the tax-equivalent yields of the ST Tax-Exempt, IT Tax-Exempt and LT Tax-Exempt Funds for the 30-day period ended March 31, 1999 were ____%, ____% and ____%, respectively.

          Each Fund's "average annual total return" is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                     1/n
                                ERV
                         T = [(-----) - 1]
                                P

          Where:              T =  average annual total return.

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

                              P =  hypothetical initial payment of $1,000.

                              n = period covered by the computation, expressed in years.

          Each Fund may also advertise the "aggregate total return" for its shares, which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                                  ERV
                      Aggregate Total Return = [(------)] - 1
                                                  P


          The above calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

          Based on the foregoing calculations, the total returns for shares of the ST Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Managed Income and Managed

Income Funds for the one year period ended March 31, 1999 were ____%, ____%, ____%, ____%, ____% and ____%, respectively. The average annual total returns for the ST Tax-Exempt, IT Tax-Exempt, LT Tax-Exempt, ST Government, IT Managed Income and Managed Income Funds for the five year period ended March 31, 1999 were ____%, ____%, ____%, ____%, ____% and ____%, respectively. The average annual total returns for the IT Tax-Exempt, LT Tax-Exempt and Managed Income Funds for the ten year period ended March 31, 1999 were ____%, ____% and ____%, respectively.

          The Funds may also from time to time include in advertisements, sales literature and communications to shareholders a total return figure that is not calculated according to the formula set forth above in order to compare more accurately a Fund's performance with other measures of investment return. For example, in comparing a Fund's total return with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of an index, a Fund may calculate its aggregate total return for the period of time specified in the advertisement, sales literature or communication by assuming the investment of $10,000 in shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

          The total return and yield of a Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to ratings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the total return and/or yield of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. and Weisenberger Investment Company Service. Total return and yield data as reported in national financial publications such as MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or in publications of a local or regional nature, may also be used in comparing the performance of a Fund.
Advertisements, sales literature or reports to shareholders may from time to time also include a discussion and analysis of each Fund's performance, including without limitation, those factors, strategies and technologies that together with market conditions and events, materially affected each Fund's performance.

          The Funds may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions of a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation's of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of a Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature or communications to shareholders may summarize the substance of information contained in shareholder reports

(including the investment composition of a Fund), as well as the views of the Adviser as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisement, sales literature or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communicators may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

          Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by the Shareholder Organizations with respect to accounts of Customers that have invested in shares will not be included in calculations of yield and performance.


                                    MISCELLANEOUS

          As used herein, "assets allocable to a Fund" means the consideration received upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Company involved not belonging to a particular portfolio of that Company.
In determining the net asset value of a Fund's shares, assets belonging to the Fund are charged with the direct liabilities in respect of that Fund and with a share of the general liabilities of the Company involved which are normally allocated in proportion to the relative asset values of the Company's portfolios at the time of allocation. Subject to the provisions of the Companies' Charters, determinations by the Boards of Directors as to the direct and allocable liabilities and the allocable portion of any general assets with respect to a particular Fund are conclusive.

          As of ____, 1999, U.S. Trust and its affiliates held of record substantially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

          As of May 19, 1999, the name, address and percentage ownership of each person, in addition to U.S. Trust and its affiliates, that owned beneficially or of record 5% or more of the outstanding shares of a Fund were as follows: SHORT-TERM GOVERNMENT SECURITIES FUND: International Planned Parenthood, c/o United States Trust Company of New York, 114 West 47th
Street, New York, New York 10036, 6.78%; and President and Director of
Gonzaga College, 19 I Street NW, Washington, D.C. 20001, 6.6%; MANAGED INCOME
FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 38.53%; and United States Trust Company of New York Trustee FBO U.S. Trust Plan, U.S. Trust Company of the Pacific Northwest, Attn: Sandra Woodcock, 4380 S.W. Macadam Avenue, Suite 2700, Portland, Oregon 97201, 6.64%; SHORT-TERM TAX-EXEMPT SECURITIES FUND:
Donald C. Opauntry, Jr., c/o United States Trust Company of New York, 114
West 47th Street, New York, New York 10036, 11.66%; and LONG-TERM TAX-EXEMPT
FUND: Charles Schwab & Co., Inc., Special Custody A/C For Benefit of Customers, Attn: Mutual Funds, 101 Montgomery Street, San Francisco, California 94104, 8.00%.

                                 FINANCIAL STATEMENTS

          The audited financial statements and notes thereto in the Companies' Annual Reports to Shareholders for the fiscal year ended ______________ (the "____ Annual Reports") for the Funds are incorporated in this Statement of Additional Information by reference. No other parts of the ____ Annual Reports are incorporated by reference herein. The financial statements included in the ____ Annual Reports for the Funds have been audited by the Companies' independent auditors, _____________, whose reports thereon also appear in the ____ Annual Reports and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ____ Annual Reports may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                     APPENDIX A

COMMERCIAL PAPER RATINGS

          A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.


          Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. this designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.


          Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "B" - An obligation rated "B" Debt is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. The "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. Examples include obligations linked or indexed to equities, currencies or commodities; obligations exposed to severe prepayment risk- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest rate terms, such as inverse floaters.

     The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from "Aa", through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

          "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC", "CC", "C" - Bonds have high default risk. Default is a real possibility and capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery of amounts outstanding on any securities involved, and "D" represents the lowest potential for recovery.

          To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

MUNICIPAL NOTE RATINGS

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess very strong characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.


          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes high quality, with margins of protection that are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

          "SG" - This designation denotes speculative quality. Debt obligations in this category lack margins of protection.


          Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations which posses a particularly strong credit feature are supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a good capacity for timely repayment.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment.

          "B" - Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

          "C" - Obligations for which there is a high risk of default or which are currently in default.

                              EXCELSIOR FUNDS, INC.

                                    FORM N-1A

PART C.  OTHER INFORMATION

         Item 23.             Exhibits

                        (a) (1) Articles of Incorporation of Registrant dated August 1, 1984 (4).

                              (2) Articles Supplementary of Registrant dated October 29, 1985 (4).

                              (3) Articles Supplementary of Registrant dated September 30, 1986 (4).

                              (4) Articles Supplementary of Registrant dated April 10, 1987 (4).

                              (5) Articles Supplementary of Registrant dated April 27, 1990 (4).

                              (6) Articles Supplementary of Registrant dated October 26, 1990 (4).

                              (7) Articles Supplementary of Registrant dated January 29, 1991 (4).

                              (8) Articles Supplementary of Registrant dated December 23, 1992 (4).

                              (9) Articles Supplementary of Registrant dated August 31, 1995 (1).

                              (10) Articles Supplementary of Registrant dated December 28, 1995 (1).

                              (11) Articles Supplementary of Registrant dated September 11, 1997 (3).

                              (12) Articles Supplementary of Registrant dated December 22,


                                      - -

                              1997 (4).

                              (13) Articles Supplementary of Registrant dated November 13, 1998 (5).

                        (b) (1) Amended and Restated By-Laws of Registrant dated February 2, 1995 (3).

                              (2) Amendment No. 1 to Amended and Restated
                              By-Laws of Registrant dated May 16, 1997 (3).

                        (c) (1) Articles VI, VII, VIII and X of Registrant's Articles of Incorporation dated August 1,
                              1984 (4).

                              (2) Articles I, II, IV and VI of Registrant's Amended and Restated By-Laws dated February 2, 1995 (3).

                        (d) (1) Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Money Fund, Government Money Fund, Blended Equity Fund, Small Cap Fund, Long-Term Supply of Energy Fund, Productivity Enhancers Fund,
                              Environmentally-Related Products and Services Fund, Aging of America Fund, Communication and Entertainment Fund, Value and Restructuring Fund, Global Competitors Fund, Latin America Fund, Pacific/Asia Fund, Pan European Fund, Short-Term Government Securities Fund and Intermediate-Term Managed Income Fund (2).

                              (2) Amendment No. 1 dated July 25, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Large Cap Growth and Real Estate Funds) (3).

                              (3) Amendment No. 2 dated November 14, 1997 to the Investment Advisory Agreement among Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 (adding the Emerging Markets Fund) (4).

                              (4) Investment Advisory Agreement among
                              Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to


                                      - -
                              the Managed Income Fund (2).

                              (5) Investment Advisory Agreement among
                              Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Income and Growth Fund (2).

                              (6) Investment Advisory Agreement among
                              Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the International Fund
                              (2).

                              (7) Investment Advisory Agreement among
                              Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York dated May 16, 1997 with respect to the Treasury Money Fund
                              (2).

                        (e) Amended and Restated Distribution Contract dated July 31, 1998 between the Registrant and Edgewood Services, Inc. (5).

                        (f)   None.

                        (g) (1) Custody Agreement between the Registrant and The Chase Manhattan Bank dated September 1, 1995 (as amended and restated on August 1, 1997) (3).

                              (2) Amendment No. 1 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (5).

                              (3) Amendment No. 2 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997, between the Registrant and The Chase Manhattan Bank (5).

                              (4) Amendment No. 3 dated July 31, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (5).

                              (5) Amended Exhibit A dated November 28, 1997 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) (4).


                                      - -

                        (h) (1) Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut (5).

                              (2) Amended and Restated Mutual Funds Transfer Agency Agreement dated as of July 31, 1998 between the Registrant and United States Trust Company of New York (5).

                              (3) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (4).

                              (4) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Transfer Agency Agreement dated September 1, 1995 (4).

                              (5) Amended and Restated Mutual Funds Sub-Transfer Agency Agreement dated as of July 31, 1998 between United States Trust Company of New York and Chase Global Funds Services Company (5).

                              (6) Letter Agreement dated September 11, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (4).

                              (7) Letter Agreement dated November 14, 1997 with respect to the Mutual Funds Sub-Transfer Agency Agreement dated September 1, 1995 (4).

                              (8) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (3).

                        (i)   Opinion of counsel (6).

                        (j)   Consent of Drinker Biddle & Reath LLP (6).

                        (k)   None.

                        (l) (1) Purchase Agreement between Registrant and Shearson Lehman Brothers Inc. dated February 6, 1985 (4).


                                      - -

                              (2) Purchase Agreement between Registrant and UST Distributors, Inc. dated December 29, 1992 (4).

                              (3) Purchase Agreement between Registrant and Edgewood Services, Inc. dated November 17, 1995
                              (1).

                              (4) Purchase Agreement between Registrant and Edgewood Services, Inc. dated September 25, 1997
                              (3).

                              (5) Purchase Agreement between Registrant and Edgewood Services, Inc. dated December 30, 1997
                              (4).

                        (m)   None.

                        (n)   To be filed by Amendment.

                        (o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (6).

NOTES:

(1) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed July 31, 1996.

(2) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to its Registration Statement on Form N-1A filed July 31, 1997.

(3) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A filed October 8, 1997.

(4) Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 to its Registration Statement on Form N-1A filed March 13, 1998.

(5) Incorporated herein by reference to Registrant's Registration Statement on Form N-14 filed April 5, 1999.

(6)    Filed herewith.

Item 24.       PERSONS CONTROLLED BY OR UNDER
               COMMON CONTROL WITH REGISTRANT

               Registrant is controlled by its Board of Directors.

Item 25.       INDEMNIFICATION


                                      - -

               Article VII, Section 3 of Registrant's Articles of Incorporation, incorporated herein by reference to Exhibit (a)(1) hereto, and Article VI,
Section 2 of Registrant's Bylaws, incorporated herein by reference to Exhibit
(b)(1) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of Registrant's principal underwriter, custodian, transfer agent and co-administrators is provided for, respectively, in Section
1.11 of the Distribution Contract incorporated herein by reference to Exhibit
(e) hereto, Section 12 of the Custody Agreement incorporated herein by reference to Exhibit (g)(1) hereto, Section 7 of the Mutual Funds Transfer Agency Agreement incorporated herein by reference to Exhibit (h)(2) hereto, and Section 6 of the Administration Agreement incorporated herein by reference to Exhibit
(h)(1) hereto. Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or arising under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

               (a)      U.S. Trust Company of Connecticut:

               U.S. Trust Company of Connecticut ("U.S. Trust CT") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust CT, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.


                                      - -

Position
with U.S.                                      Principal                   Type of
Trust CT       Name                            Occupation                  Business
--------       ----                            ----------                  --------
Director       John N. Irwin                   Lawyer
               1133 Avenue of the
                 Americas
               New York, NY 10036

Director       June Noble Larkin               Foundation                  Not-for-Profit
               Edward John Noble               Director                    Organization
                 Foundation, Inc.
               32 East 57th Street
               New York, NY 10022

Director       Tucker H. Warner                Co-Founder,                 Consulting Firm
               The Nutmeg Financial            Partner &
                 Group, LLC                    Director
               1157 Highland Avenue
               West Cheshire, CT 06903

Director       Thomas C. Clark                 Managing Director,          Asset Management,
               United States Trust             United States Trust         Investment and
                 Company of New York           Company of New York         Fiduciary Services
               11 West 54th Street
               New York, NY 10019

Director       Maribeth S. Rahe                Vice Chairman,              Asset Management,
               United States Trust             United States Trust         Investment and
                 Company of New York           Company of New York         Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director       Frederick B. Taylor             Vice Chairman,              Asset Management,
               United States Trust             United States Trust         Investment and
                 Company of New York           Company of New York         Fiduciary Services
               114 West 47th Street
               New York, NY 10036


                                      - -

Position
with U.S.                                      Principal                   Type of
Trust CT       Name                            Occupation                  Business
--------       ----                            ----------                  --------
Director       Kenneth G. Walsh                Executive Vice              Asset Management,
               United States Trust             President,                  Investment and
                 Company of New York           United States               Fiduciary Services
               114 West 47th Street            Trust Company of
               New York, NY 10036              New York

Director,      William V. Ferdinand            Managing Director           Asset Management,
Managing       U.S. Trust Company              & CIO                       Fiduciary Services
Director &       of Connecticut                                            & Private Banking
CIO            225 High Ridge Road
               Stamford, CT 06905

Director,      W. Michael Funck                President & CEO             Asset Management,
President &    U.S. Trust Company                                          Fiduciary Services
CEO              of Connecticut                                            & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Neil M. McDonnell               Vice President &            Asset Management,
dent &         U.S. Trust Company              Treasurer                   Fiduciary Services
Treasurer        of Connecticut                                            & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

Vice Presi-    Alberto Rodriguez               Vice President &            Asset Management,
dent &         U.S. Trust Company              Secretary                   Fiduciary Services
Secretary        of Connecticut                                            & Private Banking
               225 High Ridge Road
               Stamford, CT 06905

               (b)      United States Trust Company of New York:

               United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.


                                      - -

Position
with U.S.                                      Principal                   Type of
Trust NY       Name                            Occupation                  Business
--------       ----                            ----------                  --------
Director       Eleanor Baum                    Dean of School              Academic
               The Cooper Union for            of Engineering
                the Advancement
                of Science & Art
               4 Arleigh Road
               Great Neck, NY 11021

Director       Samuel C. Butler                Partner in Cravath,         Law Firm
               Cravath, Swaine                 Swaine & Moore
                 & Moore
               Worldwide Plaza
               825 Eighth Avenue
               New York, NY  10019

Director       Peter O. Crisp                  Chairman of                 Venture
               Venrock Inc.                    Venrock, Inc;               Capital
               103 Horseshoe Road              Retired
               Mill Neck, NY 11765

Director       Antonia M. Grumbach             Partner in Patter-          Law Firm
               Patterson, Belknap,             son, Belknap, Webb
                 Webb & Tyler LLP              & Tyler
               1133 Avenue of the
                Americas
               New York, NY 10036

Director,      H. Marshall Schwarz             Chairman of the             Asset Management,
Chairman       United States Trust             Board & Chief Exe-          Investment and
of the Board     Company of New York           cutive Officer of           Fiduciary Services
and Chief      114 West 47th Street            U.S. Trust Corp. and
Executive      New York, NY 10036              U.S. Trust NY
Officer


                                      - -

Position
with U.S.                                      Principal                   Type of
Trust NY       Name                            Occupation                  Business
--------       ----                            ----------                  --------
Director       Philippe de Montebello          Director of the             Art Museum
               The Metropolitan Museum         Metropolitan
                 of Art                        Museum of Art
               1000 Fifth Avenue
               New York, NY  10028-0198

Director       Paul W. Douglas                 Retired Chairman of         Coal Mining,
               60 E. 42nd Street               The Pittston Company        Transportation
               Suite 4603                                                  and Security
               New York, NY  10165                                         Services

Director       Frederic C. Hamilton            Chairman of the             Investment and
               The Hamilton Companies          Board                       Venture Capital
               1560 Broadway
               Suite 2000
               Denver, CO  80202

Director       John H. Stookey                 Corporate Director
               Per Scholas Inc.                and Trustee
               131 Walnut Avenue
               Bronx, New York 10454

Director       Robert N. Wilson                Vice Chairman of            Health Care
               Johnson & Johnson               the Board of Johnson        Products
               One Johnson &                   & Johnson
                 Johnson Plaza
               New Brunswick, NJ 08933

Director       Peter L. Malkin                 Chairman of                 Law Firm
               Wein, Malkin LLP                Wein, Malkin & Bettex
               Lincoln Building
               60 East 42nd Street
               New York, NY 10165


                                      - -

Position
with U.S.                                      Principal                   Type of
Trust NY       Name                            Occupation                  Business
--------       ----                            ----------                  --------
Director       David A. Olsen                  Retired Chairman of         Risk & Insurance
               1120 Park Avenue                Johnson & Higgens           Services
               New York, NY 10128

Director       Richard F. Tucker               Retired Vice Chairman-      Petroleum
               11 Over Rock Lane               Mobil Oil Corporation       and Chemicals
               Westport, CT 06880

Director       Ruth A. Wooden                  President & CEO             Not for
               The Advertising                                             Profit Public
                Council, Inc.                                              Service
               261 Madison Avenue                                          Advertising
               11th Floor
               New York, NY 10016

Executive      Paul K. Napoli                  Executive                   Asset Management,
Vice           United States Trust             Vice President              Investment and
President        Company of New York                                       Fiduciary Services;
               114 West 47th Street                                        Private Banking
               New York, NY 10036

Director and   Maribeth S. Rahe                Vice Chairman               Asset Management,
Vice Chair-    United States Trust                                         Investment and
man              Company of New York                                       Fiduciary Services
               114 West 47th Street
               New York, NY 10036

Director,      Frederick B. Taylor             Vice Chairman and           Asset Management,
Vice Chair-    United States Trust             Chief Investment Of-        Investment and
man and          Company of New York           ficer of U.S. Trust         Fiduciary Services
Chief Invest-  114 West 47th Street            Corporation and United
ment Officer   New York, NY 10036              States Trust Company
                                               of New York

Director,      Jeffrey S. Maurer               President and               Asset Management,
President,     United States Trust             Chief Operating             Investment and
and Chief        Company of New York           Officer                     Fiduciary Services
Operating      114 West 47th Street
Officer        New York, NY  10036


                                      - -

Position
with U.S.                                      Principal                   Type of
Trust NY       Name                            Occupation                  Business
--------       ----                            ----------                  --------
Executive      John L. Kirby                   Executive                   Asset Management,
Vice           United States Trust             Vice President;             Investment and
President        Company of New York           Chief Financial             Fiduciary Services
               114 West 47th Street            Officer
               New York, NY 10030

Executive      Kenneth G. Walsh                Executive                   Asset Management,
Vice           United States Trust             Vice President              Investment and
President        Company of New York                                       Fiduciary Services
               114 West 47th Street
               New York, NY 10030

Director       Philip L. Smith                 Corporate Director and
               P.O. Box 386                    Trustee
               Ponte Verde Beach, FL 32004

Executive      John C. Hover, II               Executive                   Investment
Vice           United States Trust             Vice President              Management and
President        Company of New York                                       Fiduciary Services;
               114 West 47th Street                                        Private Banking
               New York, NY 10030

Executive      John M. Deignan                 Executive                   Investment
Vice           United States Trust             Vice President              Management and
President        Company of New York                                       Fiduciary Services;
               114 West 47th Street                                        Private Banking
               New York, NY 10030

Item 27.       PRINCIPAL UNDERWRITER

               (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Institutional Trust, Excelsior Funds, FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.


                                      - -

(b)   Names and Principal                  Positions and Offices with        Offices with
      Business Addresses                   the Distributor                    Registrant
      ------------------                   ---------------------              ----------
      Lawrence Caracciolo                  Director and President,                --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Arthur L. Cherry                     Director,                              --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      J. Christopher Donahue               Director,                              --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Thomas P. Sholes                     Vice President,                        --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Ernest L. Linane                     Assistant Vice President,              --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Christine T. Johnson                 Assistant Vice President,              --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Denis McAuley                        Treasurer,                             --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Leslie K. Ross                       Secretary,                             --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

      Amanda J. Reed                       Assistant Secretary,                   --
      5800 Corporate Drive                 Edgewood Services, Inc.
      Pittsburgh, PA  15237-5829

               (c)      Not Applicable.

Item 28.       Location of Accounts and Records


                                      - -

               1. United States Trust Company of New York, 114 W. 47th Street, New York, NY 10036 (records relating to its functions as investment adviser and transfer agent).

               2. U.S. Trust Company of Connecticut, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

               3. Edgewood Services, Inc., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

               4. Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108-3913 (records relating to its function as co-administrator and sub-transfer agent).

               5. Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3799 (records relating to its function as co-administrator).

               6. The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

               7. Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).

Item 29.       MANAGEMENT SERVICES

               Not Applicable.

Item 30.       UNDERTAKINGS

               Not Applicable.


                                      - -

                                   SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Funds, Inc. has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and the Commonwealth of Pennsylvania on the 28th day of May, 1999.

                                   EXCELSIOR FUNDS, INC.
                                   Registrant

                                   * Frederick S. Wonham
                                   ---------------------
                                   Frederick S. Wonham, President and Treasurer
                                   (Signature and Title)

               Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 33 to Excelsior Funds, Inc.'s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title                           Date
---------                         -----                           ----
* Frederick S. Wonham             Chairman of the Board,
---------------------             President and Treasurer         May 28, 1999
Frederick S. Wonham

* Joseph H. Dugan                 Director                        May 28, 1999
-----------------
Joseph H. Dugan

                                  Director
------------------
Donald L. Campbell

* Wolfe J. Frankl                 Director                        May 28, 1999
-----------------
Wolfe J. Frankl

* Robert A. Robinson              Director                        May 28, 1999
--------------------
Robert A. Robinson

* Alfred Tannachion               Director                        May 28, 1999
-------------------
Alfred Tannachion

* Jonathan Piel                   Director                        May 28, 1999
---------------
Jonathan Piel

                                  Director
-----------------
Rodman L. Drake

*By:     /s/ W.Bruce McConnel, III
         -------------------------
         W. Bruce McConnel, III, Attorney-in-Fact

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST

                                POWER OF ATTORNEY

             KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.

Dated: May 21, 1999                    /s/ Alfred C. Tannachion
                                       ------------------------
                                       Alfred C. Tannachion

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST

                                POWER OF ATTORNEY

             KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.

Dated: May 21, 1999                    /s/ Joseph H. Dugan
                                       -------------------
                                       Joseph H. Dugan

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST

                                POWER OF ATTORNEY

             KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.

Dated: May 21, 1999                    /s/ Robert A. Robinson
                                       ----------------------
                                       Robert A. Robinson

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST

                                POWER OF ATTORNEY

             KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.

Dated: May 21, 1999                    /s/ Wolfe J. Frankl
                                       -------------------
                                       Wolfe J. Frankl

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST
                                 EXCELSIOR FUNDS

                                POWER OF ATTORNEY

             KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.

Dated: May 21, 1999                    /s/ Frederick S. Wonham
                                       ------------------------
                                       Frederick S. Wonham

                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                          EXCELSIOR INSTITUTIONAL TRUST
                                 EXCELSIOR FUNDS

                                POWER OF ATTORNEY

             KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s, Excelsior Institutional Trust's and Excelsior Funds' (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.

Dated: May 21, 1999                    /s/ Jonathan Piel
                                       -----------------
                                       Jonathan Piel

                                  EXHIBIT INDEX

Exhibit No.                     Description
-----------                     -----------

(i)          Opinion of Drinker Biddle & Reath LLP.

(j)          Consent of Drinker Biddle & Reath LLP.

(o)          Amended and Restated Plan Pursuant to Rule 18f-3 for
             Operation of a Multi-Class System.